COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 5/15/2025 4:26:56 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Operating agreements are missing XXXX of business ownership. XXXX - Provide Operating Agreement for XXXX., and XXXX	Reviewer Comment (2025-04-04): Operating Agreement provided. However, due to documentation provided, there is now a continuity of obligation issue. As a result additional exception set - Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.

Reviewer Comment (2025-03-26): Still missing is the XXXX Operating Agreement for percentage of ownership and to verify if XXXX is authorized to encumber on behalf of XXXX However, even if XXXX is owned XXXX by XXXX that still only constitutes XXXX ownership of XXXX, therefore only XXXX ownership of XXXX or XXXX, unless the individuals own a greater percentage as Non-Managing Members.  Verification of the Non-Managing Members and each Member's ownership percentage is required to support at least XXXX ownership required.
 The Guidelines require a copy of the fully executed operating agreements reflecting; the borrower has authorization to encumber real properties and signing authority on XXXX and has the power to first mortgage the security property for the purpose of securing a loan, evidence the entity limited to a maximum of XXXX owners, and proof the borrower/guarantor(s) must represent at least XXXX ownership of the entity to be eligible.

Seller Comment (2025-03-24): (Rate Lock) All docs provided
Reviewer Comment (2025-02-19): Additional documentation required. XXXX Operating Agreement and evidence of Non-Managing Members for XXXX and they percentages required. Evidence of signing authority and percentage ownership required.

Reviewer Comment (2025-02-18): Documents received, system cleared.

Seller Comment (2025-02-02): (Rate Lock) Other XXXX SOS business searches provided reflect both borrowers as the members, and since they are both borrowers, the ownership % does not need to be reflected as they are both borrowers and the members.

Seller Comment (2025-02-02): (Rate Lock) Provided operating agreement forXXXX  reflects thatXXXX was former manager of the business entity. Signed page of business entity reflects ownership percentage of manager and members of the business entity. Please clear.

Reviewer Comment (2025-01-31): Still missing Operating Agreement for XXXX to verify that they gave manager/signing authority to XXXX. Evidence of XXXX ownership in XXXX provided.

Seller Comment (2025-01-29): (Rate Lock) XXXXnot needed as the XXXX SOS business search shows the borrower as the only members. Please clear

Reviewer Comment (2025-01-24): XXXX - Provide Operating Agreement for XXXX  and XXXX

Seller Comment (2025-01-22): (Rate Lock) Proof the borrowers are the members of XXXX. Please clear

Reviewer Comment (2025-01-21): the borrower is listed as the Manager and mangers are always not owners. The file is still missing the Operating Agreement for XXXX. to reflect the co borrower's percentage of ownership if there is any and that XXXX, is still the active manager and the co borrowers have authority to sign on behalf of the business.

The borrower is XXXX
XXXX is owned by XXXX
which is managed by XXXX
which is managed by XXXX
Operating Agreement is missing for XXXX to reflect the co borrowers' percentage of ownership and thatXXXX, is still the active manager and the co borrowers have authority to sign on behalf of the business.

Based on file documentation, the co borrowers are not the owner of XXXX, nor do they have authority to sign on behalf of XXXX. That authority was removed as of XXXX. Additional documentation required.

Seller Comment (2025-01-12): (Rate Lock) Per cleared condition on XXXX:
"Provided operating agreement forXXXX reflects that XXXX was former manager of the business entity. Signed page of business entity reflects ownership percentage of manager and members of the business entity. Exception cleared."

Seller Comment (2025-01-12): (Rate Lock) This previously provided calls him out specifically and says interests related to votes is XXXX manager- XXXX

The owner is the XXXX borrower on the loan and this is sufficient to clear.

Reviewer Comment (2025-01-08): Guidelines require : 1) Copy of the fully executed operating agreement reflecting the borrower is an authorized signer on behalf of the XXXX and has the power to first mortgage the security property for the purpose of securing a loan - Operating Agreement for XXXX does not list Non-Managing Members so it cannot be determined if individuals have authorization to sign on behalf of XXXX ., 2) The borrower/guarantor(s) must represent at least XXXX ownership of the entity to be eligible - Operating Agreement for XXXX does not list Non-Managing Members so it cannot be determined if individuals have percentage of ownership required. Operating Agreement for  XXXX, and Operating Agreement for any additional entity with ownership interest, required to determine if borrower meets Guideline requirements.

Seller Comment (2025-01-07): (Rate Lock) This is a NonQualified Entity and the provided is sufficient to clear.

Reviewer Comment (2024-12-24): Provided operating agreement for business entity XXXX does not reflects member's ownership percentage. Exception Remains.

Seller Comment (2024-12-20): (Rate Lock) docs provided

Reviewer Comment (2024-12-09): Operating agreements for XXXX are still missing XXXX of business ownership. Exception remains.

																		Seller Comment (2024-12-04): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2024-12-06): Operating agreement provided. Exception cleared. Seller Comment (2024-12-04): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan file closed in a XXXX nameXXXX which is owned by XXXX. Max exposure to borrower > XXXX which exceeds guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The XXXX is greater than the guideline requirement by XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is an XXXX with XXXX additional accessory units and guidelines only allow for one accessory unit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The XXXX is greater than the guideline requirement by XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has multiple loan applications in process bringing total loans to same borrower to XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The XXXX is greater than the guideline requirement by XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject property is located in a XXXX disaster that does not have a declared end date.						Reviewer Comment (2025-03-24): Received Property Inspection Report. Exception cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Verification of percentage of ownership required and Operating Agreement for XXXX	Reviewer Comment (2025-04-04): Operating Agreement provided. However, due to documentation provided, there is now a continuity of obligation issue. As a result additional exception set - Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.

Reviewer Comment (2025-03-28): Still missing is the XXXX Operating Agreement for percentage of ownership and to verify if XXXX is authorized to encumber on behalf ofXXXXHowever, even ifXXXXis owned XXXX by XXXX, that still only constitutes XXXXownership ofXXXX, therefore only XXXX ownership of XXXX or XXXX, unless the individuals own a greater percentage as Non-Managing Members. Verification of the Non-Managing Members and each Member's ownership percentage is required to support at least XXXX ownership required. The Guidelines require a copy of the fully executed operating agreements reflecting; the borrower has authorization to encumber real properties and signing authority on behalf of allXXXX and has the power to first mortgage the security property for the purpose of securing a loan, evidence the entity limited to a maximum of XXXX owners, and proof the borrower/guarantor(s) must represent at least XXXX ownership of the entity to be eligible
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113462	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The XXXX is greater than the guideline requirement by XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points. Property inspected post disaster but pre-XXXX declaration of disaster end date.	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history. Lender Exception with Compensating Factors provided. Property inspected post disaster but pre-XXXX declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2025-04-09): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-09): Please provide Operating Agreement for XXXX. It was loaded to other loan, but not this one.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-16): Waived per client request. Seller Comment (2024-12-04): (Rate Lock) Accept the XXXX and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan Closed in a XXXX name XXXX which is owned by "XXXX" which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Max exposure to XXXX borrower(s) exceeds guidelines as > XXXX (over XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: XXXX not provided	The operating agreement in file does not reflect the Borrowers' ownership percentages forXXXX - Provide Operating Agreement for XXXX., and XXXX	Reviewer Comment (2025-04-04): Operating Agreement provided. However, due to documentation provided, there is now a continuity of obligation issue. As a result additional exception set - Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.

Reviewer Comment (2025-03-26): Still missing is the XXXX Operating Agreement for percentage of ownership and to verify if XXXX is authorized to encumber on behalf ofXXXX. However, even if XXXX is owned XXXX by XXXX that still only constitutes XXXX ownership of XXXX, therefore only XXXX ownership of XXXX or XXXX, unless the individuals own a greater percentage as Non-Managing Members.  Verification of the Non-Managing Members and each Member's ownership percentage is required to support at least XXXX ownership required.

The Guidelines require a copy of the fully executed operating agreements reflecting; the borrower has authorization to encumber real properties and signing authority on behalf of all XXXXand has the power to first mortgage the security property for the purpose of securing a loan, evidence the entity limited to a maximum of XXXX owners, and proof the borrower/guarantor(s) must represent at least XXXX  ownership of the entity to be eligible.

Seller Comment (2025-03-24): (Rate Lock) All docs provided

Reviewer Comment (2025-02-19): Additional documentation required. XXXX Operating Agreement and evidence of Non-Managing Members for XXXX and they percentages required. Evidence of signing authority and percentage ownership required.

Seller Comment (2025-02-09): (Rate Lock) Please pull from XXXXas condition was cleared on this file with the document.

Reviewer Comment (2025-02-05): Please provide the Operating Agreement forXXXX to verify that they gave manager/signing authority to XXXX

Seller Comment (2025-01-29): (Rate Lock) (Rate Lock) XXXX not needed as the XXXX SOS business search shows the borrower as the only members. Please clear

Reviewer Comment (2025-01-24): ****UPDATED XXXX - Provide Operating Agreement for XXXX.,  and XXXX

Seller Comment (2025-01-22): (Rate Lock) Proof of ownership was provided

Reviewer Comment (2025-01-21): Managers are not owners and the Article of Organization do not state the powers provided to the non-owner/manager. Based on file documentation, the co borrower is not the owner of XXXX, nor does he have authority to sign on behalf of XXXX That authority was removed as of XXXX. Additional documentation required.

Seller Comment (2025-01-12): (Rate Lock) This previously provided calls him out specifically and says interests related to votes is XXXX manager-XXXX

The owner is the XXXX borrower on the loan and this is sufficient to clear.

Reviewer Comment (2025-01-06): The operating agreement forXXXX states that the persons executing the agreement are the members.  The document was signed by XXXX parties.  The document states that the managing member has XXXX interest and the non managing member has XXXX interest.  The percentage of ownership of the borrower is unclear.

Reviewer Comment (2024-12-26): From the provided operating agreement we are unable to verify the borrower's ownership percentages for XXXX. Exception Remains.

Seller Comment (2024-12-20): (Rate Lock) docs provided

Reviewer Comment (2024-12-09): Fully executed operating agreement reflecting the borrower is an authorized signer on behalf of the XXXX is required document. Exception remains.

																		Seller Comment (2024-12-04): (Rate Lock)XXXX shows that XXXX is the owner, and the proof that XXXX owner of the company as the only member liste	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is an XXXX with XXXX XXXXvs XXXX unit (note that the main house & XXXX ADU are rented and ADU XXXX is vacant).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject property is located in a XXXX disaster that does not have a declared end date.						Reviewer Comment (2025-03-24): Received post disaster inspection report. Verified and updated details. Exception Cleared. Seller Comment (2025-03-21): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide evidence the Individuals have the authority to sign on behalf of XXXX. The company is owned by XXXX, and signed by the Manager, XXXX, yet the Updated Operating Agreement provided reflects that XXXX is no longer managed XXXX as of XXXX. Provide evidence the individuals had authority to sign on behalf of XXXX ****UPDATED XXXX - Provide Operating Agreement for XXXX and XXXX	Reviewer Comment (2025-04-04): Operating Agreement provided. However, due to documentation provided, there is now a continuity of obligation issue. As a result additional exception set - Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.

Reviewer Comment (2025-03-28): Provide Operating Agreement for XXXX. XXXX only owns XXXX of XXXX which does not meet Guideline percentage of ownership requirements. There are XXXX Non-Managing Members. Provide verification if the individuals are part of this ownership group to satisfy percentage requirements.  Exception mat be updated once information is obtained from the Operating Agreement for  XXXX

Reviewer Comment (2025-03-26): Cleared.

Seller Comment (2025-03-24): (Rate Lock) All docs provided

Reviewer Comment (2025-02-19): Additional documentation required. XXXX Operating Agreement and evidence of Non-Managing Members for XXXX and they percentages required. Evidence of signing authority and percentage ownership required.

Seller Comment (2025-02-09): (Rate Lock) Please pull from XXXXas condition was cleared on this file with the document.

Reviewer Comment (2025-02-05): Please provide the Operating Agreement for XXXX to verify that they gave manager/signing authority to XXXX

Seller Comment (2025-01-31): (Rate Lock) No operating agreement needed. The XXXX SOS shows only the borrower as the only member. This is suffiient to confirm he has ownership. Please clear.

Reviewer Comment (2025-01-31): Still missing Operating Agreement for XXXX to verify that they gave manager/signing authority toXXXX. Evidence of XXXX ownership in XXXX provided.

Seller Comment (2025-01-29): (Rate Lock) (Rate Lock) OAs not needed as the XXXX SOS business search shows the borrower as the only members. Please clear

Reviewer Comment (2025-01-24): ****UPDATEDXXXX - Provide Operating Agreement forXXXX.,  and XXXX

Seller Comment (2025-01-22): (Rate Lock) Provided operating agreement for XXXX reflects that XXXX was former manager of the business entity. Signed page of business entity reflects ownership percentage of manager and members of the business entity. The SOS searches provided show the borrowers as members. Please clear.

Reviewer Comment (2025-01-21): The borrower is XXXX
XXXX is owned by XXXX
which is managed byXXXX
which is managed by XXXX
Operating Agreement is missing for XXXX to reflect the co borrower's percentage of ownership and thatXXXX, is still the active manager and has authority to sign on behalf of the business. Based on file documentation, the co borrower is not the owner of XXXX, nor does he have authority to sign on behalf of XXXX. That authority was removed as of XXXX. Additional documentation required.

Seller Comment (2025-01-12): (Rate Lock) This previously provided calls him out specifically and says interests related to votes is XXXX manager- XXXX

																		The owner is the 2nd borrower on the loan and this is sufficient to clear.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous The XXXX is greater than the guideline requirement by XXXX.	Reserves exceed guidelines by at least XXXX months. Lender Exception with Compensating Factors provided. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-09): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-09): Please provide Operating Agreement for XXXX It was loaded to one loan, but not the others.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	-	Lender exception was approved at origination for subject listed for sale XXXX and application date is XXXX Per appraisal, the borrower removed from market on XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan closed in a XXXX name XXXX" which is owned by "XXXX" which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-06): (Rate Lock) Accept XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Missing operating agreement for XXXX and XXXX reflecting borrowers ownership percentages.	Reviewer Comment (2025-03-28): Operating Agreement for XXXX provided. Exception set for percentage of ownership which was determined from Operating Agreement provided.

Seller Comment (2025-03-28): (Rate Lock) Docs uploaded

Seller Comment (2025-03-28): (Rate Lock) PRovided

Reviewer Comment (2025-03-26): Still missing is the XXXX Operating Agreement for percentage of ownership and to verify if XXXX is authorized to encumber on behalf of XXXX. However, even ifXXXX is owned XXXX by XXXX that still only constitutes XXXX ownership of XXXX, therefore only XXXX ownership ofXXXX or XXXX, unless the individuals own a greater percentage as Non-Managing Members.  Verification of the Non-Managing Members and each Member's ownership percentage is required to support at least XXXX ownership required.

The Guidelines require a copy of the fully executed operating agreements reflecting; the borrower has authorization to encumber real properties and signing authority on behalf of all XXXXs and has the power to first mortgage the security property for the purpose of securing a loan, evidence the entity limited to a maximum of XXXX owners, and proof the borrower/guarantor(s) must represent at least XXXX ownership of the entity to be eligible.

Seller Comment (2025-03-24): (Rate Lock) All docs provided

Reviewer Comment (2025-02-18): XXXX that owns the vesting entity reflects XXXX ownership by non managing members per the operating agreement in file However, no other documentation provided that reflects the company or owner(s) that hold the XXXX

Reviewer Comment (2025-02-18): Exception cleared in error.

Reviewer Comment (2025-01-10): Provided operating agreement for XXXX reflects that XXXX was former manager of the business entity. Signed page of business entity reflects ownership percentage of manager and members of the business entity. Exception cleared.

Seller Comment (2025-01-07): (Rate Lock) This is a NonQualified Entity and the provided is sufficient to clear.

																		Reviewer Comment (2024-12-26): From the provided operating agreement we are unable to verify the borrower's ownership percentage for XXXX and XXXX. Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution signed by all the members of the borrowing business entity is missing from the file.				Reviewer Comment (2025-01-10): Operating agreement can be accepted as corporate resolution. Exception cleared Seller Comment (2025-01-07): (Rate Lock) Signed OA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property has XXXX ADU units when guidelines only allow for one.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Max exposure to XXXX borrower > XXXX which exceeds guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2024-12-02): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject property is located in a XXXX disaster that does not have a declared end date.		The subject property is located in a XXXX Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2025-03-24): Received post disaster inspection report. Verified and updated details. Exception Cleared. Seller Comment (2025-03-21): (Rate Lock) pdi provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113460	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Continuity of obligation not met. Borrowers only own XXXX of the company when XXXX ownership of an entity is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous	Reserves exceed guidelines by at least XXXX months. XXXX month housing history. XXXX of XXXXis > XXXX required.	XXXX	Reviewer Comment (2025-04-09): Lender Exception with Compensating Factors provided. Seller Comment (2025-04-09): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided	Borrower is a foreign national but a XXXX score was used as a compensating factor for lender exceptions. US credit report is only required if one is available. Foreign National borrowers who do not have an
SSN may still proceed under the Foreign National Program assuming all other standard requirements are met. The borrower will still need to establish an acceptable credit history subject to all of the following requirements:

XXXX XXXX XXXX Non-QM Income Guidelines
Rev. XXXX Page XXXX
• open accounts with a XXXX-year history must be documented for each borrower reflecting no late payments
• XXXX-year housing history can be used as tradeline
• U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the XXXX open accounts and an acceptable credit reputation. If letters of reference are obtained, they must:
o State the type and length of the relationship, how the accounts are held, and status of the account;
o Contact information must be provided for the person signing the letter; and
o Any translation must be signed and dated by a certified translator
• Housing History- XXXX (if documented)
• Forbearance/ Modification/Deferral: Considered a significant credit event and appropriate
														waiting period of XXXX years will apply				Reviewer Comment (2025-01-21): Alternate credit provided, exception cleared. Reviewer Comment (2025-01-06): File references a credit score. Provide credit report with score, or provide all alternate credit documentation as required by Foreign National Guidelines.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use XXXX for XXXX, no lease provided, per letter of explanation borrower does not have a lease for the property, borrower inherited property and long term tenant in the property.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous	Lender Exception with Compensating Factors provided. XXXX housing history.	XXXX	Reviewer Comment (2025-02-21): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-27): Letter of explanation from the borrower states there is a long term tenant however, the subject property doesnt appear to be furnished as if a tenant is dwelling there continually and long term. No explanation found in file. Seller Comment (2025-01-23): (Rate Lock) Comps updated on exception please review Reviewer Comment (2025-01-02): Compensating factor is XXXX FICO score and file is missing credit report.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for foreign national residing rent free - no housing history borrower has lived rent free with cousin for XXXX years.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower has owned the subject property for at least XXXX years. Miscellaneous	Lender Exception with Compensating Factors provided. XXXX housing history.	XXXX	Reviewer Comment (2025-02-03): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Removed reserves as a comp factor Reviewer Comment (2025-01-27): Compensating Factors - Unable to use reserves as the funds came from the cash out which a lender exception was issued for. Seller Comment (2025-01-23): (Rate Lock) Comps updated on exception please review Reviewer Comment (2025-01-02): Compensating factor is XXXX FICO score and file is missing credit report.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	- Open Tradelines: XXXX	US credit report is only required if one is available. Foreign National borrowers who do not have an
SSN may still proceed under the Foreign National Program assuming all other standard requirements are met. The borrower will still need to establish an acceptable credit history subject to all of the following requirements:

XXXX XXXX XXXXNon-QM Income Guidelines
Rev. XXXX
• XXXX open accounts with a XXXX must be documented for each borrower reflecting no late payments
• XXXX-year housing history can be used as tradeline
• U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the XXXX open accounts and an acceptable credit reputation. If letters of reference are obtained, they must:
o State the type and length of the relationship, how the accounts are held, and status of the account;
o Contact information must be provided for the person signing the letter; and
o Any translation must be signed and dated by a certified translator
• Housing History-XXXX (if documented)
• Forbearance/ Modification/Deferral: Considered a significant credit event and appropriate
														waiting period of XXXXyears will apply				Reviewer Comment (2025-01-21): Alternate credit provided, exception cleared. Reviewer Comment (2025-01-06): File references a credit score. Provide credit report with tradelines and score, or provide all alternate credit documentation as required by Foreign National Guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	- Active Tradelines: XXXX	US credit report is only required if one is available. Foreign National borrowers who do not have an
SSN may still proceed under the Foreign National Program assuming all other standard requirements are met. The borrower will still need to establish an acceptable credit history subject to all of the following requirements:

XXXX XXXX Non-QM Income Guidelines
Rev. XXXX
• XXXX open accounts with a XXXX-year history must be documented for each borrower reflecting no late payments
• XXXX -year housing history can be used as tradeline
• U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the XXXX open accounts and an acceptable credit reputation. If letters of reference are obtained, they must:
o State the type and length of the relationship, how the accounts are held, and status of the account;
o Contact information must be provided for the person signing the letter; and
o Any translation must be signed and dated by a certified translator
• Housing History- XXXX (if documented)
• Forbearance/ Modification/Deferral: Considered a significant credit event and appropriate
														waiting period of XXXX years will apply				Reviewer Comment (2025-01-21): Alternate credit provided, exception cleared. Reviewer Comment (2025-01-06): File references a credit score. Provide credit report with tradelines and score, or provide all alternate credit documentation as required by Foreign National Guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.	- Borrower has XXXX Open Tradelines which is less than the minimum required by guidelines.	US credit report is only required if one is available. Foreign National borrowers who do not have an
SSN may still proceed under the Foreign National Program assuming all other standard requirements are met. The borrower will still need to establish an acceptable credit history subject to all of the following requirements:

XXXX XXXX XXXX Non-QM Income Guidelines
XXXX
• XXXXopen accounts with a XXXX year history must be documented for each borrower reflecting no late payments
• XXXX-year housing history can be used as tradeline
• U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the XXXX open accounts and an acceptable credit reputation. If letters of reference are obtained, they must:
o State the type and length of the relationship, how the accounts are held, and status of the account;
o Contact information must be provided for the person signing the letter; and
o Any translation must be signed and dated by a certified translator
• Housing History- XXXX (if documented)
• Forbearance/ Modification/Deferral: Considered a significant credit event and appropriate
														waiting period of XXXX years will apply				Reviewer Comment (2025-01-21): Alternate credit provided, exception cleared. Reviewer Comment (2025-01-06): File references a credit score. Provide credit report with tradelines and score, or provide all alternate credit documentation as required by Foreign National Guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	- Borrower has XXXX Active Tradelines which is less than the minimum required by guidelines.	US credit report is only required if one is available. Foreign National borrowers who do not have an
SSN may still proceed under the Foreign National Program assuming all other standard requirements are met. The borrower will still need to establish an acceptable credit history subject to all of the following requirements:

XXXX XXXX Non-QM Income Guidelines
Rev. XXXX
• XXXX open accounts with a XXXX-year history must be documented for each borrower reflecting no late payments
• XXXX -year housing history can be used as tradeline
• U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the XXXX open accounts and an acceptable credit reputation. If letters of reference are obtained, they must:
o State the type and length of the relationship, how the accounts are held, and status of the account;
o Contact information must be provided for the person signing the letter; and
o Any translation must be signed and dated by a certified translator
• Housing History- XXXX (if documented)
• Forbearance/ Modification/Deferral: Considered a significant credit event and appropriate
														waiting period of XXXX years will apply				Reviewer Comment (2025-01-21): Alternate credit provided, exception cleared. Reviewer Comment (2025-01-06): File references a credit score. Provide credit report with tradelines and score, or provide all alternate credit documentation as required by Foreign National Guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-warrantable condos require a XXXX credit score and no credit report provided in file.	Borrower has owned the subject property for at least XXXX years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous	Lender Exception with Compensating Factors provided. XXXX housing history.	XXXX	Reviewer Comment (2025-01-27): Unable to use reserves as the funds came from the cash out which a lender exception was issued for. Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-23): (Rate Lock) Exception updated please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of XXXX does not match Guideline loan refinance purpose of XXXX.		Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous	Lender Exception with Compensating Factors provided. XXXX housing history.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-03): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113477	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception to used XXXX separate bank accounts to calculate income.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113477	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject property is located in a XXXX disaster that does not have a declared end date.		The property is located in a XXXX disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-02-26): PDI provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	The appraisal report date listed was XXXX which is less than three business days prior to the Note date. The loan file does not contain evidence of when the Borrower received the appraisal.				Reviewer Comment (2025-01-16): Waived per client request Seller Comment (2025-01-05): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The minimum credit tradelines not met per guidelines as the Borrower has XXXX revolving line with a XXXX month history and a VOR with XXXX months the others are less than XXXX months.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least XXXX points. XXXX rental history. Clean credit with credit with no lates.	XXXX	Reviewer Comment (2025-02-08): Lender exception provided and XXXX of FICO, clean credit history , and housing history supports waiving and downgrade for insufficient trades. Seller Comment (2025-02-04): (Rate Lock) Exception with XXXX provided Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX Risk	Ability to Repay XXXX: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrowers self-employed business has been in operation for less than the required XXXX years. The Borrower did work for the company for XXXX years prior to opening their own franchise. The reserves requirement of XXXX is months not met. DTI exceeds guidelines and minimum tradeline requirement not met.	Reviewer Comment (2025-04-07): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-31): Upper management said the credit report cannot be used as third party employment verification. Exception still remains for self-employment less than XXXXyears and not verifying XXXXyears in the same line of work for possible downgrade of exception.

Seller Comment (2025-03-23): (Rate Lock) Cert provided showing supporting years in the line of work

Reviewer Comment (2025-03-17): A lender exception has been presented for XXXXemployment for less than XXXXyears, however XXXXyears of employment has not been documented either.  Guidelines do not state a XXXXis sufficient for previous employment documentation.  If a lender is wanting an exception for this also, it will need to be called out on the exception form.

Seller Comment (2025-03-12): (Rate Lock) The XXXXreflects in the same line of work as XXXXyears. This is what we used in lieu of having the XXXXfor XXXX.

Reviewer Comment (2025-03-06): XXXXwould reflect a XXXXyear work history however, when the borrower does not have a XXXXyear XXXXemployment history what alternate documentation was relied upon to verify the Borrower's prior employment with the company to allow XXXX years XXXXhistory. The XXXXletter does not state anything regarding prior employment.

Seller Comment (2025-03-04): (Rate Lock) XXXXwas used to document borrowers work history in the same line of work.

Reviewer Comment (2025-02-21): Alternate documentation relied upon to verify borrower's prior employment with the company to allow less than XXXXyears self employment required when issue results in ATR exceptions.

Seller Comment (2025-02-18): (Rate Lock) We got an approved exception as there is nothing to support prior employment. Please clear.

Reviewer Comment (2025-02-17): Provided XXXXletter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXXyears self employment?

Seller Comment (2025-02-14): (Rate Lock) Updated exception with XXXX provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General XXXX Provision Investor and Non XXXX match and both moderately exceed Guidelines	Ability to Repay XXXX The DTI calculated in accordance with the Lenders Guidelines and XXXX moderately exceeds the guideline maximum of XXXX. (DTI Exception is eligible to be regraded with compensating factors.)	The subject DTI of XXXX exceeds guidelines as maximum is XXXX for a First Time Homebuyer.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least XXXX points. XXXX rental history. Clean credit with credit with no lates.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.

Seller Comment (2025-02-14): (Rate Lock) Updated exception with XXXX provided

Reviewer Comment (2025-02-08): Provided XXXX letter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXX years self employment? Evidence letter is from the XXXX is provided. DTI, trade lines, and reserves downgraded and waived. See exception comments.

Seller Comment (2025-02-04): (Rate Lock) Exception with XXXX provided

Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay XXXX There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrowers self-employed business has been in operation for less than the required XXXX years. The Borrower did work for the company for XXXX years prior to opening their own franchise. The loan file does not document the Borrower's ownership percentage in the business used for income qualification. The letter in for use of business funds does not reflect it was completed by a CPA as required by guidelines. The reserves requirement of XXXX is months not met. DTI exceeds guidelines and minimum tradeline requirement not met.	Reviewer Comment (2025-04-07): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-31): Upper management said the credit report cannot be used as third party employment verification. Exception still remains for self-employment less than XXXXyears and not verifying XXXX years in the same line of work for possible downgrade of exception.

Seller Comment (2025-03-23): (Rate Lock) Cert provided showing supporting years in the line of work

Reviewer Comment (2025-03-17): A lender exception has been presented for XXXXemployment for less than XXXXyears, however XXXXyears of employment has not been documented either.  Guidelines do not state a XXXXis sufficient for previous employment documentation.  If a lender is wanting an exception for this also, it will need to be called out on the exception form.

Seller Comment (2025-03-12): (Rate Lock) The XXXXreflects in the same line of work as XXXXyears. This is what we used in lieu of having the XXXXfor XXXX.

Reviewer Comment (2025-03-06): XXXXwould reflect a XXXXyear work history however, when the borrower does not have a XXXXyear XXXXemployment history what alternate documentation was relied upon to verify the Borrower's prior employment with the company to allow XXXX years XXXXhistory. The XXXXletter does not state anything regarding prior employment.

Seller Comment (2025-03-04): (Rate Lock) XXXX was used to document borrowers work history in the same line of work.

Reviewer Comment (2025-02-21): Alternate documentation relied upon to verify borrower's prior employment with the company to allow less than XXXXyears self employment required when issue results in ATR exceptions.

Seller Comment (2025-02-18): (Rate Lock) We got an approved exception as there is nothing to support prior employment. Please clear.

Reviewer Comment (2025-02-17): Provided XXXXletter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXXyears self employment?

Seller Comment (2025-02-14): (Rate Lock) Updated exception with XXXX provided

Reviewer Comment (2025-02-08): Provided XXXX letter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXX years self employment? Evidence letter is from the XXXX is provided. DTI, trade lines, and reserves downgraded and waived. See exception comments.

Seller Comment (2025-02-02): (Rate Lock) Proof they are XXXX provided

Reviewer Comment (2025-01-31): No documentation provided reflecting XXXX completed letter in file verifying the borrower's ownership.

Seller Comment (2025-01-22): (Rate Lock) Proof it was a CPA provided and used to proceed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The reserve requirement of XXXX months not met. The letter in for use of business funds does not reflect it was completed by a CPA as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least XXXX points. XXXX rental history. Clean credit with credit with no lates.	XXXX	Reviewer Comment (2025-02-08): Borrower's residual income, FICO/credit management, and XXXX% down payment made from own funds support borrower's ability to make payments, manage credit, and save funds. Evidence is file letter came from XXXX.

Seller Comment (2025-02-04): (Rate Lock) Exception with XXXX provided

Reviewer Comment (2025-01-24): Exception Remains - Required sufficient assets to cover reserves for XXXX months and Provided CPA letter does not state business funds does not have negative impact if it is used for closing.

Seller Comment (2025-01-22): (Rate Lock) Proof it was a CPA provided and used to proceed.

Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	The DTI of XXXX exceeds Guidelines as XXXX is the maximum for a First Time Homebuyer.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least XXXX points. XXXX rental history. Clean credit with credit with no lates.	XXXX	Reviewer Comment (2025-02-08): Borrower's residual income and good credit management (XXXX housing and no lates on credit) support a DTI which exceeds allowable. Seller Comment (2025-02-04): (Rate Lock) Exception with XXXX provided Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: XXXX reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Calculated XXXX months reserves of XXXX is less than Guideline XXXX months reserves of XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least XXXX points. XXXX rental history. Clean credit with credit with no lates.	XXXX	Reviewer Comment (2025-02-08): Borrower's residual income, FICO/credit management, and XXXX% down payment made from own funds support borrower's ability to make payments, manage credit, and save funds. Seller Comment (2025-02-04): (Rate Lock) Exception with XXXX provided Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The verification of previous employer employment dates is missing from the loan file.	Reviewer Comment (2025-04-07): Loan file contains verification the borrower did work for XXXX in XXXX.

Reviewer Comment (2025-03-31): Upper management said the credit report cannot be used as third party employment verification. Exception still remains for self-employment less than XXXXyears and not verifying XXXXyears in the same line of work for possible downgrade of exception.

Seller Comment (2025-03-23): (Rate Lock) Cert provided showing supporting years in the line of work

Reviewer Comment (2025-03-17): A lender exception has been presented for XXXXemployment for less than XXXXyears, however XXXXyears of employment has not been documented either.  Guidelines do not state a XXXXis sufficient for previous employment documentation.  If a lender is wanting an exception for this also, it will need to be called out on the exception form.

Seller Comment (2025-03-12): (Rate Lock) The XXXXreflects in the same line of work as XXXX years. This is what we used in lieu of having the XXXXfor XXXX.

Reviewer Comment (2025-03-05): Exception Remains - Required VVOE for prior employer XXXX for borrower XXXX to verify employment history prior to note date.

Seller Comment (2025-03-04): (Rate Lock) XXXXwas used to document borrowers work history in the same line of work.

Reviewer Comment (2025-02-21): Alternate documentation relied upon to verify borrower's prior employment with the company to allow less than XXXXyears self employment required when issue results in ATR exceptions.

Seller Comment (2025-02-18): (Rate Lock) We got an approved exception as there is nothing to support prior employment. Please clear.

Reviewer Comment (2025-02-17): Provided XXXXletter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXXyears self employment?

Seller Comment (2025-02-14): (Rate Lock) Updated exception with XXXX provided

Reviewer Comment (2025-02-08): Provided XXXX letter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXX years self employment? Evidence letter is from the XXXX is provided. DTI, trade lines, and reserves downgraded and waived. See exception comments.

Reviewer Comment (2025-02-04): Exception cleared - XXXX letter received and updated clarity.

Seller Comment (2025-02-02): (Rate Lock) Proof they are XXXX provided

Reviewer Comment (2025-01-31): No documentation provided reflecting XXXX completed letter in file verifying the borrower's ownership.

Seller Comment (2025-01-22): (Rate Lock) An exception was already approved to proceed without the XXXX year history, therefore the previous VOE is not needed.

Reviewer Comment (2025-01-17): Borrower has been self-employed XXXX years and guidelines require XXXX years but if less than XXXXyears of business existence can be considered with documentation of a minimum of XXXX years employment in same line of work.  Still need proof of the XXXX years in same line of work.

Seller Comment (2025-01-05): (Rate Lock) This is not need as we do not require previous VOEs. Please clear
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The DTI exceeds guidelines and minimum tradeline requirement not met.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least XXXX points. XXXX rental history.	XXXX	Reviewer Comment (2025-02-08): Borrower's residual income and good credit management (XXXX housing and no lates on credit) support a DTI which exceeds allowable. Reviewer Comment (2025-01-17): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- XXXX	The verification of previous employer employment dates is missing from the loan file.	Reviewer Comment (2025-04-07): Loan file contains verification the borrower did work for XXXX in XXXX.

Reviewer Comment (2025-03-31): Upper management said the credit report cannot be used as third party employment verification. Exception still remains for self-employment less than XXXXyears and not verifying XXXXyears in the same line of work for possible downgrade of exception.

Seller Comment (2025-03-23): (Rate Lock) Cert provided showing supporting years in the line of work

Reviewer Comment (2025-03-17): A lender exception has been presented for XXXXemployment for less than XXXXyears, however XXXXyears of employment has not been documented either.  Guidelines do not state a XXXXis sufficient for previous employment documentation.  If a lender is wanting an exception for this also, it will need to be called out on the exception form.

Seller Comment (2025-03-12): (Rate Lock) The XXXXreflects in the same line of work as XXXXyears. This is what we used in lieu of having the XXXXfor XXXX.

Reviewer Comment (2025-03-05): Exception Remains - Required VVOE for prior employer XXXX for borrower XXXX to verify employment history prior to note date.

Seller Comment (2025-03-04): (Rate Lock) XXXXwas used to document borrowers work history in the same line of work.

Reviewer Comment (2025-02-21): Alternate documentation relied upon to verify borrower's prior employment with the company to allow less than XXXXyears self employment required when issue results in ATR exceptions.

Seller Comment (2025-02-18): (Rate Lock) We got an approved exception as there is nothing to support prior employment. Please clear.

Reviewer Comment (2025-02-17): Provided XXXXletter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXXyears self employment?

Seller Comment (2025-02-14): (Rate Lock) Updated exception with XXXX provided

Reviewer Comment (2025-02-08): Provided XXXX letter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXX years self employment? Evidence letter is from the XXXX is provided. DTI, trade lines, and reserves downgraded and waived. See exception comments.

Seller Comment (2025-02-02): (Rate Lock) Proof they are XXXX provided

Reviewer Comment (2025-01-31): No documentation provided reflecting XXXX completed letter in file verifying the borrower's ownership.

Seller Comment (2025-01-22): (Rate Lock) An exception was already approved to proceed without the XXXX year history, therefore the previous VOE is not needed.

Reviewer Comment (2025-01-17): Borrower has been self-employed XXXX years and guidelines require XXXX years but if less than XXXX years of business existence can be considered with documentation of a minimum of XXXX years employment in same line of work.  Still need proof of the XXXX years in same line of work.

Seller Comment (2025-01-05): (Rate Lock) This is not need as we do not require previous VOEs. Please clear
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113467	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay XXXX: Based on the loan failing one or more guideline components, the loan is at XXXX risk.	The Borrowers self-employed business has been in operation for less than the required XXXX years. The Borrower did work for the company for XXXX years prior to opening their own franchise.The loan file does not document the Borrower's ownership percentage in the business used for income qualification. The letter in for use of business funds does not reflect it was completed by a CPA as required by guidelines. The reserves requirement of XXXX is months not met.The DTI exceeds guidelines and minimum tradeline requirement not met.	Reviewer Comment (2025-04-07): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-31): Upper management said the credit report cannot be used as third party employment verification. Exception still remains for self-employment less than XXXXyears and not verifying XXXXyears in the same line of work for possible downgrade of exception.

Seller Comment (2025-03-23): (Rate Lock) Cert provided showing supporting years in the line of work

Reviewer Comment (2025-03-17): A lender exception has been presented for XXXXemployment for less than XXXXyears, however XXXXyears of employment has not been documented either.  Guidelines do not state a XXXXis sufficient for previous employment documentation.  If a lender is wanting an exception for this also, it will need to be called out on the exception form.

Seller Comment (2025-03-12): (Rate Lock) The XXXXreflects in the same line of work as XXXXyears. This is what we used in lieu of having the XXXXfor XXXX.

Reviewer Comment (2025-03-06): XXXXwould reflect a XXXXyear work history however, when the borrower does not have a XXXXyear XXXX employment history what alternate documentation was relied upon to verify the Borrower's prior employment with the company to allow XXXX years XXXXhistory. The XXXXletter does not state anything regarding prior employment.

Seller Comment (2025-03-04): (Rate Lock) XXXXwas used to document borrowers work history in the same line of work.

Reviewer Comment (2025-02-21): Alternate documentation relied upon to verify borrower's prior employment with the company to allow less than XXXXyears self employment required when issue results in ATR exceptions.

Seller Comment (2025-02-18): (Rate Lock) We got an approved exception as there is nothing to support prior employment. Please clear.

Reviewer Comment (2025-02-17): Provided XXXXletter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXXyears self employment?

Seller Comment (2025-02-14): (Rate Lock) Updated exception with XXXX provided

Reviewer Comment (2025-02-08): Provided XXXX letter does not state anything about borrower's prior employment with the company. What alternate documentation was used to verify borrower's prior employment with the company to allow less than XXXX years self employment? Evidence letter is from the XXXX is provided. DTI, trade lines, and reserves downgraded and waived. See exception comments.

Seller Comment (2025-02-02): (Rate Lock) Proof they are XXXX provided

Reviewer Comment (2025-01-31): No documentation provided reflecting XXXX completed letter in file verifying the borrower's ownership.

Seller Comment (2025-01-22): (Rate Lock) Proof it was a CPA provided and used to proceed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113463	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	REO documents missing	Reviewer Comment (2025-02-20): Insurance verified from first payment letter and closing disclosure. Exception cleared

Seller Comment (2025-02-18): (Rate Lock) XXXX provided

Reviewer Comment (2025-02-10): Exception remains. First Payment Letter for XXXX property at XXXX is missing in file.

Seller Comment (2025-02-06): (Rate Lock) The first payment was provided showing monthly amount. Please clear.

Reviewer Comment (2025-02-05): Exception remains. Still require Insurance verification documents for XXXXproperties at XXXX XXXX. Mortgage statement is missing in file and unable to verify if Tax & Insurance is escrowed.

Seller Comment (2025-02-04): (Rate Lock) First payments previously provided and again show the XXXX amounts.

Reviewer Comment (2025-01-28): Insurance verification document required for REO properties. Exception remains.

Seller Comment (2025-01-27): (Rate Lock) All REO was provided previously for the files.

Reviewer Comment (2025-01-23): Please provide tax and insurance documents for all REO properties, Exception remains.

Seller Comment (2025-01-21): (Rate Lock) REO provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113463	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: XXXX Rent Comparison Schedule not provided		XXXX Rent Comparison Schedule not provided				Reviewer Comment (2025-02-04): XXXX Rent Comparison Schedule is not required. Seller Comment (2025-02-04): (Rate Lock) The borrower was qualified using the entire payment for the subject property without any rental income. Since no rental income was used we should not need a rent schedule on the appraisal.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113463	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved allowing use of income from XXXX separate accounts when the maximum is XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. XXXX Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113463	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved allowing XXXXoverdrafts for one business account and XXXX overdrafts for another business.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. XXXX Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113463	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	XXXX search for this business on XXXX reflects the business is suspended. CPA letter in file states the business is active, however it was dated prior to the SOS search. Provide pre-closing evidence the business was active as of the Note date.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. XXXX Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-04-07): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-31): Provided proof that business is out of suspension and then we will be able to look at lender exception.

Seller Comment (2025-03-27): (Rate Lock) Cert and exception provided

Reviewer Comment (2025-03-03): The XXXX letter confirms the business was suspended onXXXX. Provide documentation dated betweenXXXX and XXXX to verify the business was active at the time of closing.

Seller Comment (2025-02-28): (Rate Lock) The XXXX letter states 'To my knowledge the business has been operating know as XXXX. XXXX" This confirms theXXXX states the business has been operating and is open. Which is XXXX days and what was used, therefore this should be cleared as it sufficient per guidelines.

Reviewer Comment (2025-02-27): TheXXXX was used as verification of the business withinXXXX days of closing required by guidelines as XXXX letter in file pre close does not state that the business was active. TheXXXXetter provided post close states business was inactive at the time of closing. Exception remains.

Seller Comment (2025-02-25): (Rate Lock) TheXXXX isnt a requirement of guidelines and borrowers business was active as per XXXX letter, filing of documentation can take up toXXXXdays to get reinstated. Please clear as this is sufficient.

Reviewer Comment (2025-02-20): Remians the business was not active at the time of closing and the XXXX letter also confirms this that post close they file documents for the corporation to become active. Please reply with a rebuttal that provided documentation reflects the business was not active at time of loan closing as required by guidelines.

Seller Comment (2025-02-18): (Rate Lock) XXXX letter provided explaining issue

Reviewer Comment (2025-01-28): Exception Remains - Provided document business entity for business XXXX is not stating any were that business is active and there is no document date to verify its on note date. Required business entity document stating business is active on note date.

Seller Comment (2025-01-27): (Rate Lock) Documentation provided showing the business is actively licensed
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-02-18): Lender elects to waive. Seller Comment (2025-02-09): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	-					Reviewer Comment (2025-02-18): Lender elects to waive. Seller Comment (2025-02-09): (Rate Lock) acceptXXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay XXXX: Originator Loan Designation of Non XXXX does not match Due Diligence Loan Designation of XXXX Fail.	Loan designation discrepancy due to VVOE in file being dated after closing.				Reviewer Comment (2025-03-11): XXXX Risk - Lender exception approved post-consummation to allow paystub in XXXXfor employment status verification prior to consummation. Seller Comment (2025-03-07): (Rate Lock) Please review updated exception Reviewer Comment (2025-03-06): XXXX received, however Guidelines require the employment to be verbally verified XXXXdays prior to the Note date. They do not state a paystub can be provided in lieu of the verbal. Reviewer Comment (2025-03-05): Guidelines requires XXXX completed withinXXXXdays of the note date.XXXX in file is date after note date.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	B	B	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - XXXX	Ability to Repay XXXX Unable to verify current Wages/W-2 employment status using reasonably reliable XXXX-party records.	VVOE in file is dated after closing.	Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-11): Lender exception approved post-consummation to allow paystub in XXXX for employment status verification prior to consummation.

Seller Comment (2025-03-07): (Rate Lock) Please review updated exception

Reviewer Comment (2025-03-06): Paystub received, however Guidelines require the employment to be verbally verified XXXX days prior to the Note date. They do not state a paystub can be provided in lieu of the verbal.

Reviewer Comment (2025-03-05): Guidelines requires XXXXcompleted withinXXXXdays of the note date.  XXXX in file is date after note date.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	XXXX Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at XXXX business days prior to closing.	Closing Disclosure not provided to Borrower at least XXXXbusiness days prior to closing.				Reviewer Comment (2025-02-20): XXXX received XXXXbusiness days prior to consummation. Reviewer Comment (2025-02-10): XXXX received E-sign consent. However, we would require evidence that the borrower received initial XXXX days prior to closing date in order to clear the exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	XXXX Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within XXXX business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower within XXXXbusiness days of application.				Reviewer Comment (2025-02-10): XXXX received E-consent for initial XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property reflects an encroachment on title exceeding XXXXXXXX.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points. LTV XXXX%.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-02-28): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the XXXXXXXXrental payment (borrower paid XXXX).	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points. LTV XXXX%.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-02-28): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property exceeds allowable commercial space of XXXX%.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points. LTV XXXX%.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-02-28): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject project reflects XXXXentity owning roughly XXXX of the units.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points. LTV XXXX%.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-02-28): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property reflects as a XXXX condo project.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points. LTV XXXX%.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-02-28): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113499	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-11): Lender exception approved post-consummation to allow paystub in XXXX for employment status verification prior to consummation.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	B	B	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350113471	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXX): Borrower waived right to receive a copy of the appraisal at least XXXX(XXXX) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least XXXXbusiness days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2025-01-14): Appraisal delivery receipt document received which confirms appraisal report was sent to the borrower on XXXX Exception cleared	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113471	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject property is located in a XXXX disaster that does not have a declared end date.						Reviewer Comment (2025-02-21): Clear XXXX provided.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113468	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- XXXX	Business Account Statements are missing for XXXX from XXXX - XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. DTI XXXX% XXXX FICO	XXXX	Reviewer Comment (2025-04-17): Lender exception with compensating factors.

Seller Comment (2025-04-16): (Rate Lock) Exception provided

Reviewer Comment (2025-04-11): Sourcing provided for accountXXXX. Account XXXXonly has XXXX months of statements. The account XXXX was openedXXXX but statements for accountXXXX overlap dates for account XXXX when account was opened as statements provided for this account XXXXWe have XXXX months statements for XXXX however, account XXXX statements overlap dates for account XXXXand not able to use XXXX months statements as XXXX months statements required per guidelines.

Seller Comment (2025-04-09): (Rate Lock) sourcing funds provided

Reviewer Comment (2025-02-25): XXXX only XXXX months reflected and there are XXXX months statements of XXXX in file. Multiple accounts can only be used if they are XXXXseparate businesses per guidelines. We have XXXXmonths statements in all. Exception remains.

Seller Comment (2025-02-24): (Rate Lock) AccountXXXX has XXXX months of statements which can be used, please clear.

Reviewer Comment (2025-02-20): Multiple accounts used, but there are only XXXXaccount statements for accountXXXX,. The income worksheet reflects XXXX bank statements were used, noXXXX.  Unable to use XXXX months of statements.  AccountXXXXmonths of statements which can be used, however accountXXXX does not meet the requirement of XXXX months. Exception remains.

Seller Comment (2025-02-18): (Rate Lock) We have XXXXmonths of statements for accountXXXXaccountXXXX was opened and inXXXX account XXXXmoved the majority of the remaining funds into account XXXX. Account XXXX is documented until XXXX. As we closed onXXXX the asset documents is less than XXXXdays old and within guidelines. A statement from XXXX should not be required.

Reviewer Comment (2025-02-17): Guidelines require XXXX months bank statements, account XXXX only hasXXXX statements provided.

Seller Comment (2025-02-11): (Rate Lock) The account ending in XXXX was opened inXXXX. This account did not exist before then. I'm attaching theXXXX statement to show it was a brand new account as of XXXX Their old account ended in XXXX and I'm attaching the XXXX statement here.

Reviewer Comment (2025-02-04): Business Account statement for XXXX of accountXXXXis not provided in file. Exception remains

Seller Comment (2025-02-01): (Rate Lock) Provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113468	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided	Business Account Statements are missing for XXXX from XXXX - XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. DTI XXXX% XXXX FICO	XXXX	Reviewer Comment (2025-04-17): Lender exception with compensating factors.

Seller Comment (2025-04-16): (Rate Lock) Exception provided

Reviewer Comment (2025-04-11): Sourcing provided for account XXXX. Account XXXX only has XXXX months of statements. The account XXXX was opened XXXX but statements for account XXXX overlap dates for account XXXX when account was opened as statements provided for this account XXXX We haveXXXX months statements for XXXX however, accountXXXXstatements overlap dates for account XXXXand not able to use XXXX months statements as XXXX months statements required per guidelines.

Seller Comment (2025-04-09): (Rate Lock) sourcing funds provided

Reviewer Comment (2025-02-25): XXXX only XXXX months reflected and there are XXXX months statements of XXXX in file. Multiple accounts can be used per guidelines however, we do not have a full XXXX months for account XXXX account was not closed.  Exception remains.

Seller Comment (2025-02-24): (Rate Lock) AccountXXXX has XXXXmonths of statements which can be used, please clear.

Reviewer Comment (2025-02-20): Multiple accounts used, but there are only XXXX account statements for accountXXXX The income worksheet reflects XXXX bank statements were used, notXXXX  Unable to use XXXXmonths of statements.  AccountXXXXmonths of statements which can be used, however accountXXXX does not meet the requirement of XXXX months. Exception remains.

Seller Comment (2025-02-18): (Rate Lock) We have XXXX months of statements for account XXXX accountXXXX was opened and in XXXX account XXXX moved the majority of the remaining funds into account XXXX AccountXXXX is documented until XXXX. As we closed onXXXX the asset documents is less than XXXX days old and within guidelines. A statement fromXXXX should not be required.

Reviewer Comment (2025-02-17): Guidelines require XXXX months bank statements, account XXXX only hasXXXXstatements provided.

Seller Comment (2025-02-11): (Rate Lock) The account ending in XXXX was opened inXXXX. This account did not exist before then. I'm attaching theXXXX statement to show it was a brand new account as ofXXXX. Their old account ended in XXXX and I'm attaching the XXXX statement here.

Reviewer Comment (2025-02-04): Business Account statement for XXXX of account XXXX is not provided in file. Exception remains

Seller Comment (2025-02-01): (Rate Lock) Provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113468	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The loan file is missing insurance verification for REO XXXX.				Reviewer Comment (2025-02-03): Hazard Insurance document received in file for property as XXXX and Information updated. Exception Cleared. Seller Comment (2025-02-01): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113468	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note in file was not signed by the Borrower as an individual as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. DTI XXXX% XXXX FICO	XXXX	Reviewer Comment (2025-02-17): Borrower signed guaranty agreement, lender exception provided. Seller Comment (2025-02-04): (Rate Lock) Provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113465	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXXPercent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXXPercent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	XXXXPercent Fee Tolerance exceeded for Loan Discount Points. The Discount Points increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-07): XXXX receivedXXXX for increase in fee due to relock. Seller Comment (2025-02-06): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113465	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The DTI is deriveXXXX as per the income and expenses in the file, but guideline permit maximum DTI is XXXX. The Borrower does not meet the residual income requirements. Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX				Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-02-24): (Rate Lock) CFs provided Reviewer Comment (2025-02-10): XXXX update required. Borrower only on job XXXX and XXXX in credit history. Seller Comment (2025-02-06): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113465	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI is derive XXXX as per the income and expenses in the file, but guideline permit maximum DTI is XXXX. The Borrower does not meet the residual income requirements. Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.				Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) CFs provided Reviewer Comment (2025-02-10): XXXX update required. Borrower only on job XXXX and XXXX in credit history. Seller Comment (2025-02-06): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113465	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-02-10): Updated on XXXX. Provided. Cleared. Seller Comment (2025-02-06): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113465	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Borrower does not meet the residual income requirements. Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	LTV is at least XXXX% < the guideline maximum. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) XXXX provided Reviewer Comment (2025-02-10): XXXXupdate required. Borrower only on jobXXXXmo and XXXX in credit history. Seller Comment (2025-02-06): (Rate Lock) Docs provided Reviewer Comment (2025-01-10): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113465	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.		Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	LTV is at least XXXX% < the guideline maximum. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) XXXX provided Reviewer Comment (2025-02-10): XXXX update required. Borrower only on job XXXXmo and XXXX in credit history. Seller Comment (2025-02-06): (Rate Lock) Docs provided Reviewer Comment (2025-01-10): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113417	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject property is located in a XXXX disaster that does not have a declared end date.	Disaster Name: XXXX Disaster Declaration Date: XXXX	Post disaster inspection report not in file.				Reviewer Comment (2025-02-12): PDI provided, Cleared. Seller Comment (2025-02-06): XXXXPDI - XXXX fires	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113417	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file did not contain documentation to verify the mortgage payments for the XXXXand XXXXproperties.				Reviewer Comment (2025-02-12): Payments provided. Seller Comment (2025-02-06): XXXX property final XXXX Seller Comment (2025-02-06): XXXXunderwriting CTC/final approval Seller Comment (2025-02-06): XXXX property XXXXpayment letter from closing. Seller Comment (2025-02-06): XXXX was closed through XXXX, loan # XXXX- providing XXXX and first payment letter. XXXXis still in process and has not closed, but has full underwriting approval - providing Underwriter approval and XXXXfor XXXXproperty.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113417	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. XXXXinformational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2025-02-12): Client elects to Waive. Seller Comment (2025-02-06): Elect to waive and close out as a grade XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113466	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Estimated Closing Disclosure did not disclose Issue date.				Reviewer Comment (2025-02-06): XXXX received lender attestation confirming XXXXwith missing issue date was a balancing XXXXand not issued to borrower. Seller Comment (2025-02-05): (Rate Lock) XXXXprovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113466	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	File is missing XXXXmonths housing history required by guidelines. VOR provided is up to XXXX, Credit Report supplement only shows XXXXmonths reported.	Reviewer Comment (2025-04-03): Bank statements provided

Reviewer Comment (2025-04-02): Exception remains. Still require XXXXfor Month of XXXX for previous rental residence at XXXXand then after XXXXfor currently owned primary residence at XXXX.

Seller Comment (2025-04-02): (XXXX) Here are the bank statements showing the payments coming out. They are XXXXpayments

Reviewer Comment (2025-03-07): Credit supplement for XXXX provided. Still needed - VOR is from a Private Party, canceled checks required for XXXX VOM/pay history is from Private Party, canceled checks or bank statements required for XXXX

Seller Comment (2025-03-06): (XXXX) Borrowers purchased the prop in XXXX. They refinanced it in XXXX. This should take care of the gap in housing payments.

Seller Comment (2025-03-05): (XXXX) VOR, mtg statement and XXXX provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113466	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing XXXXmonths housing history required by guidelines. VOR provided is up toXXXX, Credit Report supplement only shows XXXXmonths reported.	Reviewer Comment (2025-04-03): Bank statements provided

Seller Comment (2025-04-02): XXXX) Here are the bank statements showing the payments coming out. They are XXXXpayments

Reviewer Comment (2025-03-07): Credit supplement for XXXX provided. Still needed - XXXXis from a Private Party, canceled checks required for XXXX. XXXX/pay history is from Private Party, canceled checks or bank statements required for XXXX

Seller Comment (2025-03-06): (XXXX) Borrowers purchased the prop in XXXX. They refinanced it in XXXX. This should take care of the gap in housing payments.

Seller Comment (2025-03-05): (XXXX) VOR, mtg statement andXXXX provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113466	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing XXXXmonths housing history required by guidelines. VOR provided is up to XXXX, Credit Report supplement only shows XXXXmonths reported.	Reviewer Comment (2025-04-03): Bank statements provided

Seller Comment (2025-04-02): (XXXX Here are the bank statements showing the payments coming out. They are XXXX payments

Reviewer Comment (2025-03-07): Credit supplement for XXXX provided. Still needed - XXXXis from a Private Party, canceled checks required for XXXX. VOM/pay history is from Private Party, canceled checks or XXXX required for XXXX.

Seller Comment (2025-03-06): (XXXX) Borrowers purchased the prop in XXXX XXXX. They refinanced it in XXXX. This should take care of the gap in housing payments.

Seller Comment (2025-03-05): (XXXX) VOR, mtg statement and XXXX provided

Reviewer Comment (2025-02-14): Canceled checks required for payments to a Private Mortgage. Pay history provided does not match dates of withdraw on bank statements in file. Required payment amount unknown as Note is missing from file. Please provide Note.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113466	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing XXXXmonths housing history required by guidelines. VOR provided is up toXXXX, Credit Report supplement only shows XXXXmonths reported.	Reviewer Comment (2025-04-03): Bank statements provided

Seller Comment (2025-04-02): (XXXX) Here are the bank statements showing the payments coming out. They are XXXX payments

Reviewer Comment (2025-03-07): Credit supplement for XXXX provided. Still needed - XXXXis from a Private Party, canceled checks required for XXXX. VOM/pay history is from Private Party, canceled checks or bank XXXXrequired for XXXX

Seller Comment (2025-03-06): (XXXX) Borrowers purchased the prop in XXXX XXXX. They refinanced it in XXXX  XXXX. This should take care of the gap in housing payments.

Seller Comment (2025-03-05): (XXXX) VOR, mtg statement and XXXX provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113464	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note shows subject city as XXXX, whereas Insurance document shows city as XXXX.				Reviewer Comment (2025-01-21): Updated XXXXprovided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113464	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Note shows subject city as XXXX, whereas CDA shows city as XXXX.				Reviewer Comment (2025-02-05): Documents received, system cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113472	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-18): Borrower signed a guarantee XXXX. Seller Comment (2025-02-10): XXXX) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113399	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Lender approved an exception for FICO below XXXXat XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Miscellaneous	Lender Exception with Compensating Factors provided. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. XXXX	XXXX	Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-10): Provide additional compelling compensating factors for consideration of downgrading/waiving exception as DTI is XXXX% and compensating factors reflects below XXXX%.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113399	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) XXXX Cash-out Loan (Points and Fees Exceeds 2% of Original Principal Balance)	XXXXConstitution SectionXXXX: Points and fees on subject loan of XXXX is in excess of the allowable maximum ofXXXX of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXXX.)	Points and fees on subject loan of XXXX or XXXX exceeds maximum allowed points and fees of XXXXor XXXX	Reviewer Comment (2025-05-09): Received documents to cure in trailing docs.

Reviewer Comment (2025-04-18): The XXXX reflects a XXXX% fail, and the XXXX in file does show XXXXfees failed the [ XXXX% test. But XXXX doesn't provide a fee total amount or breakdown of the fees included.  The discount points have been excluded as the undiscounted rate was provided.
The fees included in the XXXX% test are:  $XXXX broker fee, $XXXXXXXX fee, $XXXX doc prep fee, $XXXXflood cert fee, $XXXX tax service fee, $XXXX title doc prep fee, $XXXX title courier fee, $XXXX recording service fee, $XXXX XXXX guaranty fee, $XXXX XXXX fee and $XXXX recording fees, for a total of $XXXX% of the $XXXX loan amount is $XXXX. Total XXXX% fees exceed theXXXX limit by $XXXX.

To cure:  provide LOE to borrower, copy of $XXXXrefund check and proof of delivery.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113399	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXXPercent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXXPercent Fee Tolerance exceeded for Loan Discount Points. Fee Amount ofXXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Fees increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-16): XXXX received a valid XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113470	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		File is missing statement fromXXXX for mutual funds.				Reviewer Comment (2025-03-10): Statement provided, exception cleared. Seller Comment (2025-03-06): (XXXX) Account XXXXis with XXXX. XXXX statement provided Reviewer Comment (2025-02-14): Account ending XXXX as reflected on the 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113470	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing statement from XXXXfor mutual funds.				Reviewer Comment (2025-03-10): Statement provided, exception cleared. Seller Comment (2025-03-06): (XXXX) Account XXXX is with XXXX. XXXX statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113470	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Note and Security Instrument are not signed by the Borrowers as individuals as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

Miscellaneous

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Lender Exception with Compensating Factors provided. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113500	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The operating agreement in file reflects another entity owns the business that is being used for income qualification. The loan file does not contain an operating agreement for that entity.				Reviewer Comment (2025-02-25): Additional operating agreement provided showing borrower own XXXX % each for a total of XXXX % of XXXX which is XXXX % own of XXXX ..	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113500	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The operating agreement in file reflects another entity owns the business that is being used for income qualification. The loan file does not contain an operating agreement for that entity.				Reviewer Comment (2025-02-25): Additional operating agreement provided showing borrower own XXXX % each for a total of XXXX % of XXXX which is XXXX % own of XXXX ..	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113500	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The operating agreement in file reflects another entity owns the business that is being used for income qualification. The loan file does not contain an operating agreement for that entity.				Reviewer Comment (2025-02-25): Additional operating agreement provided showing borrower own XXXX % each for a total of XXXX % of XXXX Property XXXX which is XXXX % own of XXXX ..	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113500	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The operating agreement in file reflects another entity owns the business that is being used for income qualification. The loan file does not contain an operating agreement for that entity.				Reviewer Comment (2025-02-25): Additional operating agreement provided showing borrower own XXXX % each for a total of XXXX % of XXXX which is XXXX % own of XXXX ..	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113500	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are XXXX on the fraud report that have not been addressed	-					Reviewer Comment (2025-02-25): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113479	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the XXXX is warrantable.	-	File does not contain documentation from lender/seller confirming the XXXX is warrantable.				Reviewer Comment (2025-02-21): Non warrantable condo, exception cleared Seller Comment (2025-02-18): XXXX ) there is a pricing hit for the condo being non-warrantable. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113479	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-02-25): XXXX with alerts cleared provided. Seller Comment (2025-02-24): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113469	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Calculated loan to value percentage ofXXXX exceeds Guideline loan to value percentage of XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous The qualifying XXXX on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least XXXX months. Borrower executed guaranty agreement XXXX years PPP The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors

Seller Comment (2025-03-12): (XXXX) Please advise how many additional XXXXneeded. We only need XXXXexceptions (XXXX in which having the signed guaranty agreement for sig lines is sufficient enough to clear, per XXXX and does not have salability issues) and numerous XXXX, which should be sufficient

Reviewer Comment (2025-02-25): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-24): (Rate Lock) CFS provided

Reviewer Comment (2025-01-24): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113469	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Loan is a refinance and using new lease with only security deposit and first month rent when guidelines requireXXXXmonths rent receipt.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous The qualifying XXXX on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least XXXX months. Borrower executed guaranty agreement XXXX years PPP The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors

Seller Comment (2025-03-12): (XXXX Please advise how many additional XXXX needed. We only need XXXX exceptions (XXXX in which having the signed guaranty agreement for sig lines is sufficient enough to clear, per XXXX and does not have salability issues) and numerous XXXX, which should be sufficient

Reviewer Comment (2025-02-25): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-24): (Rate Lock) CFS provided

Reviewer Comment (2025-01-24): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113469	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note and Security Instrument are not signed by the Borrower as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves exceed guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-02-18): Borrower signed a guarantee agreement.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113469	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous The qualifying XXXX on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least XXXX months. Borrower executed guaranty agreement XXXX years PPP The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors

Seller Comment (2025-03-12): (XXXX) Please advise how many additional XXXXneeded. We only need XXXXexceptions (XXXX in which having the signed guaranty agreement for sig lines is sufficient enough to clear, per XXXX and does not have salability issues) and numerous XXXX, which should be sufficient

Reviewer Comment (2025-02-25): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-24): XXXX
CFS provided

Reviewer Comment (2025-01-24): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113599	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception for Unverifiable Housing history for XXXXThis is aXXXX refinance of primary, but borrower is a builder and buidiing his own home, while building his home he was renting from his parents with no set lease in place.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	The L	XXXX	Reviewer Comment (2025-05-01): Per client, downgrade and waive using comp factors. Seller Comment (2025-04-29): (Rate Lock) Updated exception provided Reviewer Comment (2025-04-18): Lender exception reflects credit score higher than XXXXand mid score is XXXX. Please provide updated lender exception with corrected compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113599	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception for non-occupant coborrower on XXXX refinance and occupying borrower XXXX is at XXXXwhen guidelines state cannot exceed XXXX	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	The L	XXXX	Reviewer Comment (2025-05-01): Per client, downgrade and waive using comp factors. Seller Comment (2025-04-29): (Rate Lock) Updated exception provided Reviewer Comment (2025-04-18): Lender exception reflects credit score higher than XXXXand mid score is XXXX. Please provide updated lender exception with corrected compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113599	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception to allow unique property to the market - Appraiser went significantly distance due to lack of comparable sales.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.	The L	XXXX	Reviewer Comment (2025-05-01): Per client, downgrade and waive using comp factors. Seller Comment (2025-04-29): (Rate Lock) Updated exception provided Reviewer Comment (2025-04-18): Lender exception reflects credit score higher than XXXX and mid score is [readcted]. Please provide updated lender exception with corrected compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXXPercent Tolerance Violation Without Sufficient Cure Provided	XXXX Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of XXXXexceeds tolerance of XXXX plus XXXX or XXXX Insufficient or no cure was provided to the borrower.	Recording fee increased fromXXXX cure provided for the same, but it is less than the total cure requirement for Credit report fee and Recording Fee.				Reviewer Comment (2025-04-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on XXXX) resulting in a cleared exception. Seller Comment (2025-04-24): (Rate Lock) $XXXX was applied to FinalXXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	XXXX Integrated Disclosure: XXXXPercent Fee Tolerance exceeded for Credit Report Fee. Fee Amount ofXXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Credit report fee increased from XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-29): XXXX Received XXXX, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2025-04-28): (Rate Lock) proof received Reviewer Comment (2025-04-25): XXXXReceived CorrectedXXXX,XXXX and XXXXCheck; however, proof of Mailing is missing. Provide proof of Mailing. Seller Comment (2025-04-24): (Rate Lock) XXXXprovided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113476	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Appraisal report date is XXXX and Note date is XXXX. Appraisal report would not be able to be provided to borrower XXXXbusiness days prior to consummation date. XXXXexception.				Reviewer Comment (2025-02-17): Client elects to Waive. Seller Comment (2025-02-09): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113481	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Flood insurance policy not found in file.				Reviewer Comment (2025-02-20): XXXXclear - The XXXXand XXXXinsurance are included in one insurance.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113481	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Insurance premium was not provided.		Flood insurance policy not found in file.				Reviewer Comment (2025-02-20): Exception clear - The HOI and XXXX are included in one insurance.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113481	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Policy Missing	The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.	Flood Zone verified from Flood Certificate, flood insurance was not provided.				Reviewer Comment (2025-02-20): XXXXclear - The XXXXand XXXXinsurance are included in one insurance.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113481	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The subject property is a non-arms length sale on an investment property. Guidelines allow for primary only.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly mortgage payment has decreased by at least XXXX%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Borrower has been on job XXXX+ years. DTI is at least XXXX < the guideline maximum. FiCO exceeds guidelines by at least XXXX points. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113481	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date XXXX, Note Date XXXX					Reviewer Comment (2025-02-21): Exception cleared - Flood Insurance Policy Effective Date XXXXwhich is loan disbursement date, we can accept the policy till disbursement date Seller Comment (2025-02-21): XXXX Loan disbursed on XXXX please clear	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113449	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: XXXX not provided		The subject loan transaction XXXX / closing statement is missing from the loan file.				Reviewer Comment (2025-02-19): Settlement Statement provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The XXXX letter has been associated as XXXX - Includes Income but it is not dated. Provide the the XXXX with dated within XXXX calendar days of the Note	Reviewer Comment (2025-02-24): Guidelines do not state that a XXXXis required for XXXXNational Self Employment borrowers. Per lender, they default to XXXXin this area when guidelines are silent. XXXXin file received XXXX. Condition cleared.

Seller Comment (2025-02-24): screen shot

Seller Comment (2025-02-24): XXXXguidelines are silent on XXXXfor self employed foreign nationals, so we defer to XXXX. Attached is from our exception underwriter pointing out Fannie allows for XXXXdays for self employed XXXX. Second attachment is from XXXXscreen shot confirming we received and uploaded the XXXXletter on XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The XXXXletter has been associated as XXXX - Includes Income but it is not dated. Provide the the XXXXwith dated withinXXXX calendar days of the Note				Reviewer Comment (2025-02-24): XXXXdo not state that a XXXXis required for XXXXXXXXSelf Employment borrowers. Per lender, they default to XXXXin this area when guidelines are silent. XXXXin file received XXXXCondition cleared. Seller Comment (2025-02-24): Screen shot Seller Comment (2025-02-24): XXXX guidelines are silent on XXXXfor self employed foreign nationals, so we defer to XXXX. Attached is from our exception underwriter pointing out XXXXallows for XXXXdays for self employed income. Second attachment is from XXXXscreen shot confirming we received and uploaded the XXXXletter oXXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within XXXX calendar days of the Note.	-	The XXXX letter has been associated as XXXX - Includes Income but it is not dated. Provide the the XXXX with dated within XXXX calendar days of the Note	Reviewer Comment (2025-02-24): Guidelines do not state that a XXXXis required for XXXXNational Self Employment borrowers. Per lender, they default to XXXXin this area when guidelines are silent. XXXXin file received XXXX. Condition cleared.

Seller Comment (2025-02-24): Screen shot

Seller Comment (2025-02-24): XXXXguidelines are silent on XXXXfor self employed foreign nationals, so we defer to XXXX. Attached is from our exception underwriter pointing out XXXXallows for XXXXdays for self employed income. Second attachment is from XXXXscreen shot confirming we received and uploaded the XXXXletter on XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	XXXX Valuations Rule XXXX: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Proof appraisal was email to borrower on XXXX received but Note date is also XXXX, Appraisal was not delivered to borrower XXXX business days prior to consummation date. XXXXexception.				Reviewer Comment (2025-02-18): Waived per client request Seller Comment (2025-02-10): Elect to waive grade XXXXand close out	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	XXXX Disclosure Rule: Creditor did not provide XXXX Credit Score Disclosure.	Creditor did not provide XXXX Credit Score Disclosure.				Reviewer Comment (2025-02-18): Waived per client request Seller Comment (2025-02-10): Elect to waive and close out as a grade XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final XXXX: Title Co. Closing Statement Used For Fee Testing Material	Missing Final XXXX: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Final XXXX is missing in file.				Reviewer Comment (2025-02-18): Indexed and associated signed business purpose certificate Seller Comment (2025-02-10): Final settlement statement signed at closing	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX- Needed for unresolved repairs.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. Miscellaneous Miscellaneous Miscellaneous Miscellaneous Miscellaneous	High-end established condo. HOA is in strong financial position Very strong budget (XXXX) reserve allocation (XXXX%) Reserve fund balance is $XXXX. Very low delinquency (XXXX% - XXXX units)	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement:XXXX reserves months discrepancy.	Reviewer Comment (2025-02-19): Documents received, system cleared.

Seller Comment (2025-02-18): Providing receipt forXXXXappraisal invoice to be included, this will meet reserve requirements

Reviewer Comment (2025-02-18): You are not including the $XXXXappraisal fee XXXXin cash to close figure which is causing the reserve shortfall.

Seller Comment (2025-02-10): Your XXXXreport is showingXXXX for cash to close. Providing final settlement statement that shows cash to close at XXXXWe agree on XXXXwith a XXXX balance of XXXXwhich exceeds reserves your XXXXstates ofXXXX Please review and clear or provide clarification.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final XXXX: Title XXXX. Closing Statement Used For Fee Testing Non Material	Missing Final XXXX: Title Company Closing Statement used for any applicable XXXX, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from XXXX requirement. XXXX informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2025-02-18): Waived per client request	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113489	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant XXXXbusiness days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation				Reviewer Comment (2025-03-03): Client elects to Waive. Seller Comment (2025-02-28): XXXX) Lender accepts the XXXXand wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113489	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXXbusiness days prior to consummation				Reviewer Comment (2025-03-03): Client elects to Waive. Seller Comment (2025-02-28): XXXX Lender accepts the XXXXand wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXXDisaster Issue: The most recent valuation inspection is dated prior to the most recentXXXX disaster.		Most recent valuation inspection is dated prior to the most recent XXXX disaster.				Reviewer Comment (2025-03-04): Received Reviewer Comment (2025-03-03): Aggregator will not accept the lender cert and pictures provided by the realtor due to location they are requesting a full XXXXXXXXXXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXXbusiness days prior to consummation.				Reviewer Comment (2025-02-26): Received	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule XXXX: Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicantXXXXbusiness days prior to consummation.				Reviewer Comment (2025-02-26): Received	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX Risk	Ability to Repay XXXX: Originator Loan Designation of Non XXXX does not match Due Diligence Loan Designation ofXXXXRisk.	Receipt of the gifts funds totaling XXXX are not documented in the loan file.				Reviewer Comment (2025-02-26): Received Seller Comment (2025-02-21): XXXX Gift funds of XXXX were wired directly to escrow. Please see the attached receipt of XXXX, along with the final settlement statement.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay XXXX: Based on the loan failing one or more guideline components, the loan is atXXXX risk.	Receipt of the gifts funds totaling XXXX are not documented in the loan file.				Reviewer Comment (2025-02-26): Received Seller Comment (2025-02-21): XXXX Gift funds of XXXX were wired directly to escrow. Please see the attached receipt of XXXX, along with the final settlement statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - XXXX Impact	Ability to Repay XXXX: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Receipt of the gifts funds totaling XXXX are not documented in the loan file.				Reviewer Comment (2025-02-26): Received Seller Comment (2025-02-21): XXXXGift funds of XXXX were wired directly to XXXX. Please see the attached receipt of funds, along with the final settlement statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Receipt of the gifts funds totaling XXXX are not documented in the loan file.				Reviewer Comment (2025-02-26): Received Seller Comment (2025-02-21): XXXX) Gift funds of $XXXXwere wired directly to escrow. Please see the attached receipt of funds, along with the final settlement statement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113450	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are XXXX on the fraud report that have not been addressed	-					Reviewer Comment (2025-02-26): Received	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113506	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-14): Documents received, system cleared. Seller Comment (2025-03-12): XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113482	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	LTV of XXXX exceeds guideline maximum ofXXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been on same job XXXX+ years. Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) Corrected exception Reviewer Comment (2025-02-12): Please update lender exception as max LTV is XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113482	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	CLTV of XXXX exceeds guideline maximum of XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been on same job XXXX+ years. Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) Corrected exception Reviewer Comment (2025-02-12): Please update lender exception as max XXXXis XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113482	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains two appraisals and there is a more than a XXXX% variance in value which is ineligible per guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been on same job XXXX+ years. Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113482	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	XXXX Integrated XXXX: XXXX Percent Fee Tolerance exceeded for Second XXXXFee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-12): Sufficient XXXXProvided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113501	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: XXXX					Reviewer Comment (2025-04-08): All documents provided.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113501	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXXDocuments are missing.	File is missing XXXX from New XXXX- XXXX XXXX, XXXXXXXX XXXX , XXXXXXXX XXXX, XXXXXXXX XXXXth Ave.***** UPDATEXXXX- Missing taxes and hazard for XXXX NE XXXX. Attestation indicates property did not close. Pay history required for XXXX XXXXand XXXX XXXX. XXXXand XXXXcomplete.	Reviewer Comment (2025-04-08): Pay histories and property obligations provided.

Reviewer Comment (2025-04-08): ***** UPDATE XXXX Missing taxes and hazard for XXXX . Attestation indicates property did not close. Pay history required for XXXX complete.

Reviewer Comment (2025-04-08): XXXX tax and hazard provided. Attestation loan withdrawn provided. Taxes in XXXX name, not including in XXXX .

Reviewer Comment (2025-04-08): EXCEPTION HISTORY - Exception Detail was updated onXXXX Exception Detail: Address:XXXX Address: XXXX , Address: XXXX
EXCEPTION HISTORY - Exception Explanation was updated on XXXX  PRIOR Exception Explanation: Statement
Statement
Statement

Reviewer Comment (2025-04-08): CD and pay history for XXXX  provided.

Reviewer Comment (2025-04-08): Statement and pay history for XXXX  provided and attestation that there is no new financing on the property.

Reviewer Comment (2025-04-07): EXCEPTION HISTORY - Exception Detail was updated on XXXX  PRIOR Exception Detail: Address: XXXX  Address: XXXX , Address: XXXX
EXCEPTION HISTORY - Exception Explanation was updated onXXXX  Exception Explanation: Statement
Statement
Statement
Statement

Reviewer Comment (2025-04-07): Mortgage and pay history statements uploaded do not reflect addresses of XXXX properties.

Reviewer Comment (2025-03-26): Exception Remains - The XXXX Properties are belongs to XXXX and if we exclude this property there is still variance in XXXX . In the updated XXXX all XXXX XXXX has been removed but we have to verify if any of the expenses for these XXXX property has been paid for borrower or not. If borrower pay any expenses than we need proof of document for the same

Seller Comment (2025-03-26): (Rate Lock) Updated XXXX provided without these properties

Reviewer Comment (2025-03-25): Still missing mortgage payment statements for XXXX .  Have not received proof of mortgage payment for these three properties and final XXXX application stated XXXX ncluded in the the mortgage payment.  I have received a processor certificate stating all three properties have been cancelled then you submitted taxes and some insurance provided for XXXX and XXXX but nothing to be able to put together to determine monthly XXXX payments for all three new properties.  Also missing all the same documents XXXX

Seller Comment (2025-03-22): (Rate Lock)XXXX  were previously provided please review. Working on XXXX

Reviewer Comment (2025-03-20): Please provide Mortgage Statement for XXXXproperties XXXX, Exception remains.

Seller Comment (2025-03-20): (Rate Lock) XXXXand XXXXprovided

Reviewer Comment (2025-03-12): Exception Remains - Received closing disclosure forXXXXRequired Closing Disclosure or Mortgage Statement for XXXXproperties XXXX

Seller Comment (2025-03-11): (Rate Lock) Unable to provide XXXXfor XXXXXXXXXXXXXXXX, loan was withdrawn

Seller Comment (2025-03-11): (Rate Lock) XXXXfor XXXX provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113501	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing XXXX from New XXXX Loan for XXXX- XXXX XXXXth , XXXXXXXX XXXX, XXXXXXXX XXXX, XXXXXXXX XXXX.***** UPDATE XXXX- Missing taxes and hazard for XXXX XXXX. Attestation indicates property did not close. Pay history required for XXXX XXXXand XXXX XXXX. XXXXand XXXXcomplete.	Reviewer Comment (2025-04-08): All pay histories and required documents provided.

Reviewer Comment (2025-04-08): ***** UPDATE XXXX  Missing taxes and hazard for XXXX . Attestation indicates property did not close. Pay history required for XXXX complete.

Reviewer Comment (2025-04-08): ***** UPDATXXXX Missing taxes and hazard for XXXX  Attestation indicates property did not close. Pay history required. All other properties have required information in file.

Reviewer Comment (2025-04-08): Missing taxes and hazard for XXXX Attestation indicates property did not close. Pay history required.

Reviewer Comment (2025-04-08): CD and pay history for XXXX provided.

Reviewer Comment (2025-04-08): Statement and pay history forXXXX provided and attestation that there is no new financing on the property.

Reviewer Comment (2025-04-08): XXXX  tax and hazard provided. Attestation loan withdrawn provided. Taxes in XXXX name, not including in DTI.

Reviewer Comment (2025-04-08): Missing taxes and hazard for XXXX XXXX Attestation indicates property did not close. Pay history required.

Reviewer Comment (2025-04-07): Mortgage and pay history statements uploaded do not reflect addresses ofXXXX  properties.

Reviewer Comment (2025-03-26): Exception Remains - The XXXX Properties are belongs to XXXX and if we exclude this property there is still variance in XXXX . In the updated XXXX all XXXX REO has been removed but we have to verify if any of the expenses for these XXXX property has been paid for borrower or not. If borrower pay any expenses than we need proof ofr document for the same

Seller Comment (2025-03-26): (Rate Lock) Updated XXXX provided without these properties

Reviewer Comment (2025-03-25): Still missing mortgage payment statements forXXXX .  Have not received proof of mortgage payment for these three properties and final XXXX application stated T&I included in the the mortgage payment.  I have received a processor certificate stating all three properties have been cancelled then you submitted taxes and some insurance provided for XXXX and XXXX but nothing to be able to put together to determine monthly XXXX payments for all three new properties.  Also missing all the same documents for XXXX .

Seller Comment (2025-03-22): (Rate Lock) XXXX  were previously provided please review. Working on XXXX

Reviewer Comment (2025-03-20): Please provide Mortgage Statement for XXXX properties XXXX Exception remains.

Seller Comment (2025-03-20): (Rate Lock) XXXXand XXXXprovided

Reviewer Comment (2025-03-12): Exception Remains - Received closing disclosure forXXXXRequired Closing Disclosure or Mortgage Statement for XXXXproperties XXXX

Seller Comment (2025-03-11): (Rate Lock) Unable to provide XXXXfor XXXXXXXX XXXX, loan was withdrawn

Seller Comment (2025-03-11): XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the XXXXreport that have not been addressed	-					Reviewer Comment (2025-03-25): Documents received, system cleared. Seller Comment (2025-03-22): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113412	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for property which is legal non-conforming to its zoning due to the fact that the lot is zoned for XXXXfamily properties. As such, approval of a new variance would be required if the property is damaged more than XXXX%.	The XXXX is greater than the guideline requirement by XXXX.	XXXX: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-08): Missing XXXX for the borrowing entity.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113412	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for borrower background with a public benefits fraud case from XXXX, one charge for tampering with records, trafficking in or illegal use of food stamps. The case was dismissed in XXXX	The XXXX is greater than the guideline requirement by XXXX.	XXXX: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-08): Missing XXXX for the borrowing entity.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXXFinal Closing Disclosure Estimated XXXXPayment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream XXXX that does not match the actual payment for the loan.					Reviewer Comment (2025-02-18): Sufficient XXXX Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	XXXX Integrated XXXX- Loan Disclosures: Final Closing Disclosure provided on XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Loan Disclosures: Final Closing Disclosure provided onXXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan due to hazard insurance reported is $XXXXannually versus actual $XXXX.				Reviewer Comment (2025-02-18): Sufficient XXXX Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower's income trend reflects a XXXX% decline over the past year.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Residual income is at least $XXXX. Reserves exceed guidelines by at least XXXX months. DTI is at least XXXX < the guideline maximum. FICO exceed guidelines by at least XXXX points. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a verification of the business used for income qualification within XXXXdays prior to the note date.				Reviewer Comment (2025-03-07): XXXXcleared - Received XXXXsearch document with XXXXdays of the XXXXdate which verifying a XXXXXXXXand address for the XXXXXXXXusing the XXXXas per XXXX. Seller Comment (2025-03-06): (Rate Lock) XXXX provided, see last page for date and time the search was completed. Reviewer Comment (2025-03-04): Exception Remains - Required verification of business for XXXX with dated XXXX days prior to note date. Reviewer Comment (2025-02-26): The document provided does not reflect the date it was pulled to be within the required time frame per guidelines.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a verification of the business used for income qualification within XXXXdays prior to the note date.	Reviewer Comment (2025-03-07): Exception cleared - Received XXXX search document with XXXX days of the note date which verifying a phone listing and address for the borrower's business using the internet as per guideline.

Seller Comment (2025-03-06): (Rate Lock) XXXX provided, see last page for date and time the search was completed.

Reviewer Comment (2025-03-04): Exception Remains - Required verification of business for XXXX with dated XXXX days prior to note date.

Reviewer Comment (2025-02-26): The document provided does not reflect the date it was pulled to be within the required time frame per guidelines.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a verification of the business used for income qualification within XXXXdays prior to the note date.				Reviewer Comment (2025-03-07): XXXXcleared - XXXXgoogle search document with XXXXdays of the note date which verifying a phone listing and address for theXXXXusing the internet as per XXXX. Seller Comment (2025-03-06): (Rate Lock) XXXX provided, see last page for date and time the search was completed. Reviewer Comment (2025-03-04): Exception Remains - Required verification of business for XXXX with dated XXXX days prior to note date. Reviewer Comment (2025-02-26): The document provided does not reflect the date it was pulled to be within the required time frame per guidelines.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113486	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	XXXXdocumentation requirements not met.	The loan file is missing a verification of the business used for income qualification within XXXX days prior to the note date.	Reviewer Comment (2025-03-07): Exception XXXX- Received XXXX search XXXXwith XXXXdays of the note date which verifying a phone listing and address for theXXXX using the internet as XXXX

Reviewer Comment (2025-03-07): XXXXin error.

Reviewer Comment (2025-03-07): Exception cleared - Received XXXX search document with XXXX days of the note date which verifying a phone listing and address for the borrower's business using the internet as per guideline.

Seller Comment (2025-03-06): (Rate Lock) XXXX provided, see last page for date and time the search was completed.

Reviewer Comment (2025-03-04): Exception Remains - Required verification of business for XXXX  with dated XXXX days prior to note date.

Reviewer Comment (2025-02-26): The document provided does not reflect the date it was pulled to be within the required time frame per guidelines.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113484	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXX Percent Tolerance Violation Without Sufficient Cure Provided	XXXX Integrated XXXX: XXXX Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate reflects the Survey fee as $XXXX. The final signed and datedXXXX reflects the Survey fee as $XXXX. The loan file does not contain evidence of a Changed Circumstance regarding the increase of this fee. The XXXX does not reflect a tolerance cure for the increased fee.	Reviewer Comment (2025-03-11): XXXXXXXXXXXXof Explanation, XXXXof XXXX, XXXXof XXXXXXXX, and Corrected XXXX

Reviewer Comment (2025-02-27): XXXXreceived XXXX, however as it was disclosed in the borrower XXXXshop for and also XXXXis lender XXXXfee as per XXXX. XXXXis required. Cure documents consist of XXXX, XXXX, proof of mailing & copy of XXXXcheck.

Reviewer Comment (2025-02-20): XXXXreceived rebuttal, however the XXXXof a fee within XXXXXXXXof the most recent XXXXprovided to the consumer carries the primary XXXXfor XXXXof whether the consumer was XXXXto shop.  As the XXXXfee was included in XXXXf the most recent XXXX, the consumer was not allowed to shop, and a cure is required.  Provide XXXXXXXX, XXXXto borrower, proof of mailing and copy ofXXXX

Seller Comment (2025-02-18): (XXXX) If the borrower XXXXfor this XXXXthe fee XXXXdue to XXXX, no cure XXXXbe XXXX. Please review.

Reviewer Comment (2025-02-17): XXXXreceived XXXX, however if the XXXXXXXXthe XXXXfee, then a cure is due to the XXXX. Please provide cure for XXXXof fee, cure XXXXconsist of XXXX, XXXX, proof of XXXX.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113508	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The borrower did not sign the Note and DOT as an individual as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Revolving credit utilization XXXX%.	XXXX	Reviewer Comment (2025-03-13): XXXXexception with compensating factors. Seller Comment (2025-03-11): (XXXXXXXX) Please review exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113508	XXXX	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	- Housing history reflects a total of XXXX reported late payments.	Housing history reflects XXXXwhich exceeds guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Revolving credit utilization XXXX%.	XXXX	Reviewer Comment (2025-03-13): XXXXexception with XXXXfactors. Seller Comment (2025-03-11): (XXXXXXXX) Please review exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113507	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is not provided in file				Reviewer Comment (2025-03-20): XXXX- XXXXwith XXXXXXXX Seller Comment (2025-03-20): (XXXXXXXX) XXXXXXXXprovided for XXXXmembers Reviewer Comment (2025-03-18): Required XXXXresolution. Exception XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113507	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-20): Documents received, XXXXcleared. Seller Comment (2025-03-20): (XXXXXXXX) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113483	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-02-21): XXXXacknowledges and elects to waive. Seller Comment (2025-02-18): (XXXXXXXX) accept XXXXas is and wishes to XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113419	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	The maximum LTV for the Borrower's credit score is XXXX%. The subject loan is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Reserves exceed guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-02-24): XXXXexception with XXXXfactors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113419	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	The maximum LTV for the Borrower's credit score is XXXX%. The subject loan is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.	Reserves exceed guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-02-24): XXXXexception with XXXXfactors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113491	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The most recent valuation inspection is dated prior to the most recent XXXX disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	The property is located in a XXXX disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior Photos, and the property must be re-inspected on or after XXXXdeclared end date.	Property inspected post disaster but pre-XXXX declaration of disaster end date.	Property inspected post disaster but pre-XXXX declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2025-03-03): XXXXinspected post disaster but pre-XXXXdeclaration of XXXXend date. Date of disaster: XXXX Seller Comment (2025-02-28): (XXXXXXXX) XXXXwas done after it was declared but XXXXit ended, Please downgrade to an XXXXand XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113491	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower's has declined by XXXX% over the last year, and a XXXX months average was used to qualify.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. DTI at least XXXX less than the guideline maximum. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-27): XXXXexception with XXXXfactors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113455	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not document the receipt of the two gifts in the amount of XXXX reflected in file.				Reviewer Comment (2025-02-28): Received XXXXwhich shows XXXXXXXXement date isXXXXand $XXXXgift XXXXare not used, XXXXcleared. Seller Comment (2025-02-27): (XXXXXXXX) File funded on XXXX Please see XXXXthe final XXXX. Reviewer Comment (2025-02-27): XXXX and receipt of XXXXare XXXXafter the XXXXdate in file. XXXX dated XXXXreflects a disbursement date of XXXX. Seller Comment (2025-02-25): (XXXXXXXX) Please see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within XXXX business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	LE was electronically signed on XXXX and E-sign consent in file was signed on XXXX				Reviewer Comment (2025-02-27): XXXXreceived updatedXXXX XXXXXXXXwith XXXXaccepted by XXXXon XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $ XXXX exceeds tolerance of $ XXXX Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $ XXXX exceeds tolerance of $ XXXX No cure was provided to the borrower.				Reviewer Comment (2025-03-11): XXXXReceived XXXXof XXXX, XXXXof XXXX, Copy of XXXXXXXX, and XXXXXXXX Reviewer Comment (2025-02-27): XXXXreceived Changed XXXXdated XXXX and XXXX, but it does not give XXXXinformation on what impacts and why the fee was XXXX. In order to XXXXif the changed XXXXis valid more XXXXis necessary on reason fee XXXXand when lender XXXXaware of the change. A XXXXChanged XXXXor cure is required. Cure consists of XXXXXXXX, XXXXto XXXX, proof of mailing and copy of XXXXXXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo is a leasehold which is not eligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-25): XXXXexception with compensating XXXX.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX 1099 used to document YTD earnings without transcript to validate as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves exceed guidelines by at least XXXX months. DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points.	XXXX	Reviewer Comment (2025-02-25): XXXXexception with XXXXfactors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document a two year self employment history as required by guidelines for 1099 income.				Reviewer Comment (2025-03-23): XXXX Exception with XXXX XXXX, XXXX XXXX Seller Comment (2025-03-20): (XXXX XXXX) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document a two year self employment history as required by guidelines for 1099 income.				Reviewer Comment (2025-03-23): XXXX Exception with XXXXXXXX, XXXXcleared Seller Comment (2025-03-20): (XXXXXXXX) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document a two year self employment history as required by guidelines for 1099 income.				Reviewer Comment (2025-03-23): XXXX Exception with XXXX XXXX, XXXX cleared Seller Comment (2025-03-20): (XXXXXXXX) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113490	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document a two year self employment history as required by guidelines for 1099 income.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Reserves exceed guidelines by at least XXXX months. DTI is at least XXXX < the guideline maximum. FICO exceeds guidelines by at least XXXX points. Residual income greater than XXXX the XXXX	XXXX	Reviewer Comment (2025-03-23): XXXX Exception with XXXX Factors Seller Comment (2025-03-20): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113492	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The most recent valuation inspection is dated prior to the most recent XXXX disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	The subject property is located in a XXXX disaster area. A post disaster inspection verifying there was no damage to the subject property is required	Property inspected post disaster but pre-XXXX declaration of disaster end date.	Property inspected post disaster but pre-XXXX declaration of disaster end date. Date of disaster: XXXX.	XXXX	Reviewer Comment (2025-03-03): XXXX inspected post disaster but XXXX-XXXX declaration of XXXX end date. Date of disaster:XXXX Seller Comment (2025-02-28): (XXXX XXXX) Appraisal effective date of XXXX after initial disaster declaration. Please XXXX to XXXX and XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113502	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The coverage listed on the Hazard Insurance is $ XXXX The replacement coverage is $ XXXX				Reviewer Comment (2025-04-10): XXXX Cleared - Received updated XXXX XXXX XXXX XXXX the XXXXand data updated as per XXXX XXXX. Seller Comment (2025-04-09): (XXXX XXXX) XXXX with coverage of $XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113502	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-03): XXXX with data checks provided. Seller Comment (2025-02-28): (XXXX XXXX) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113428	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		File is missing executed initial loan application.				Reviewer Comment (2025-04-03): XXXX elects to XXXX. Seller Comment (2025-04-01): XXXXto XXXX and close XXXX XXXX for XXXX XXXX Reviewer Comment (2025-03-31): Trailing XXXX missing originator application date. Seller Comment (2025-03-27): XXXX initial XXXX	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113428	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	File does not contain condo questionnaire.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-31): XXXX elects to XXXX with compensating XXXX. Seller Comment (2025-03-27): XXXXXXXX - meets guidelines	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113428	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow a XXXX unit condo with an ADU.	Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Experienced investor XXXX+ years XXXX% LTV	XXXX	Reviewer Comment (2025-04-03): XXXX elects to XXXX. Seller Comment (2025-04-01): Please close out as a grade XXXX, XXXX from XXXXXXXX Undw for your XXXX. Reviewer Comment (2025-03-26): XXXX clarification for XXXX. XXXX photo shows a XXXX unit XXXX building. XXXX are XXXX XXXX condo units within the XXXX and our subject property XXXX XXXX XXXX and XXXX baths (left side). I am not XXXX an XXXX on the subject XXXX for which the lender exception is XXXX made for.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment does not meet the guideline requirements.	-	File is missing Verification of Employment from XXXX County XXXX District within XXXX business days prior to the note date as required by guidelines. Provided Verification of Employment is dated after the Note date.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXXas a comp XXXXwhen exception is for XXXX. Please provide XXXX compelling XXXX factors for XXXX of XXXX/XXXXXXXX. In addition, XXXX does XXXX what XXXX documentation was used for XXXX of not meeting the timing XXXX.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-07): XXXX Verification of XXXX is dated after the XXXX XXXX and dated on disbursement date is not XXXX. XXXX Verification of XXXX from  XXXXXXXX XXXX District XXXX XXXX business XXXX days prior to the XXXX XXXX.Exception XXXX

Seller Comment (2025-03-06): (XXXXXXXX) Dated day of XXXX
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing the prior rental history for the borrowers for XXXX months prior to living rent free.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-10): XXXX Update. Reviewer Comment (2025-03-10): XXXX Exception with XXXX Factors XXXX. Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing Verification of Employment from XXXX County XXXX District within XXXX business days prior to the note date as required by guidelines. Provided Verification of Employment is dated after the Note date.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-13): Lender exception reflects DTI as a comp factor when exception is for DTI. Please provide additional compelling compensating factors for consideration of downgrade/waiving exception. In addition, exception does state what alternate documentation was used for consideration of not meeting the timing requirement.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-07): XXXX Verification of Employment is dated after the XXXX date and dated on XXXX date is not XXXX. Required Verification of Employment from XXXX XXXX XXXX XXXX within XXXX XXXX days prior to the XXXX .Exception remains

Seller Comment (2025-03-06): (XXXX XXXX) XXXX day of disbursement
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXX: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	File is missing Verification of Employment from XXXX County XXXX District within XXXX dbusiness days prior to the note date as required by guidelines. The DTI exceeds XXXX% for a borrower living rent free.	Reviewer Comment (2025-03-20): Loan is ATR Risk.

Seller Comment (2025-03-19): (Rate Lock) Offer letter & Pay stub

Reviewer Comment (2025-03-18): Please provide the alternate documentation that was used prior to closing to satisfy the ATR requirement for a VVOE prior to close.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a XXXX factor when exception is for XXXX. Please provide XXXX XXXX XXXX factors for XXXX of XXXX/XXXX XXXX. In addition, XXXX does state what alternate XXXX was used for XXXX of not XXXXgthe XXXX requirement.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set.

Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - XXXX	Ability to RepayXXXX: Unable to verify current Wages/XXXXemployment status using reasonably reliable third-party records.	File is missing Verification of Employment fromXXXXwithinXXXXbusiness days prior to the XXXXdate as required by guidelines.	Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors provided. Alternate documentation used.

Reviewer Comment (2025-03-20): Downgraded to EVXXXX-B based on lender exception to VOE where instead they relied on latest paystub and offer letter for employment verification.

Seller Comment (2025-03-19): (Rate Lock) Offer letter & Pay stub

Reviewer Comment (2025-03-18): Please provide the alternate documentation that was used prior to closing to satisfy the ATR requirement for a VVOE prior to close.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a comp factor when exception is for XXXX. Please XXXX additional XXXX compensating XXXX for XXXX of XXXX/XXXX XXXX. In addition, exception does XXXX what alternate XXXX was used for XXXX of not meeting the XXXX XXXX.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-07): XXXX Verification of XXXX is dated after the XXXX date and XXXX on disbursement date is not XXXX. Required Verification of XXXX from XXXX XXXX XXXX XXXX within XXXX business days XXXX to the XXXX date .XXXX remains

Seller Comment (2025-03-06): (XXXX XXXX) XXXX day of disbursement
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision XXXXand Assets - Wages	Ability to Repay XXXX: Unable to verify income due to, missing XXXX	File is missing Verification of Employment from XXXXwithinXXXXbusiness days prior to the XXXXdate as required by guidelines.	Reviewer Comment (2025-03-21): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-20): Downgraded to EVXXXX-B based on lender exception to VOE where instead they relied on latest paystub and offer letter for employment verification.

Seller Comment (2025-03-19): (Rate Lock) Offer letter & Pay stub

Reviewer Comment (2025-03-18): Please provide the alternate documentation that was used prior to closing to satisfy the ATR requirement for a VVOE prior to close.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXXas a XXXX XXXX when exception is for XXXX. Please provide additional XXXX XXXX factors for XXXX of XXXX/XXXXXXXX. In addition, exception does state what XXXX XXXX was used for consideration of not XXXX the timing XXXX.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-07): XXXX Verification of XXXX is dated after the XXXX date XXXX dated XXXX XXXXdate is not acceptable . Required Verification of XXXX from XXXX XXXX XXXXXXXX within XXXX business days XXXX to the note date .XXXX remains

Seller Comment (2025-03-06): (XXXX XXXX) XXXX day of disbursement
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	XXXXAsset Guideline Deficiency - ATR Impact	Ability to RepayXXXX: There are guideline deficiencies related toXXXXand/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing Verification of Employment fromXXXXwithin XXXXbusiness days prior to the note date as required by guidelines. The DTI exceeds XXXXor a borrower living rent free.	Reviewer Comment (2025-03-21): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-20): Downgraded to EVXXXX-B based on lender exception to VOE where instead they relied on latest paystub and offer letter for employment verification.

Seller Comment (2025-03-19): (Rate Lock) Offer letter & Pay stub

Reviewer Comment (2025-03-18): Please provide the alternate documentation that was used prior to closing to satisfy the ATR requirement for a VVOE prior to close.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXXas a XXXX XXXXwhen exception is for XXXX. Please provide XXXX XXXX XXXX factors for XXXXof XXXX/XXXXexception. In addition, exception does state XXXX XXXXdocumentation was XXXX for consideration of not XXXX the timing req XXXX XXXX.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set.

Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXXInitial Closing Disclosure Timing without Waiver	XXXX Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	Only Final and Post close XXXXDisclosure provided. File is missing XXXX				Reviewer Comment (2025-03-07): XXXX received initial XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXX XXXX Percent Tolerance Violation Without Sufficient Cure Provided	XXXXIntegrated Disclosure: XXXX exceeded for Loan Discount Points. Fee Amount ofXXXX exceeds tolerance of XXXX Insufficient or no cure was provided to the borrower.	Only Final and Post close Closing Disclosure provided. File is missing XXXX provided to borrower within XXXX business days after loan was locked. (Tracking Summary shows additionalXXXX and XXXXand IntermediateXXXXprior toXXXXe not in file)				Reviewer Comment (2025-03-07): XXXX received initial XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to RepayXXXX Based on the loan failing one or more guideline components, the loan is atXXXXrisk.	File is missing Verification of Employment fromXXXX within XXXXbusiness days prior to the note date as required by guidelines. The XXXXexceedsXXXXfor a borrower living rent free.	Reviewer Comment (2025-03-21): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-20): Downgraded to EVXXXX-B based on lender exception to VOE where instead they relied on latest paystub and offer letter for employment verification.

Seller Comment (2025-03-19): (Rate Lock) Offer letter & Pay stub

Reviewer Comment (2025-03-18): Please provide the alternate documentation that was used prior to closing to satisfy the ATR requirement for a VVOE prior to close.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a comp factor when exception is for XXXX. Please provide additional XXXX compensating XXXX for consideration of XXXX/XXXXXXXX.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set.

Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXXException:		The loan file does not contain the XXXXtranscripts as required by guidelines due to recently issued XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a comp factor when exception is for XXXX. Please provide additional XXXX XXXX factors for XXXX of XXXX/XXXXexception. Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set. Seller Comment (2025-03-06): (XXXX XXXX) Please see the approved exception for this	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and XXXXIs match and both moderately exceed Guidelines	Ability to Repay XXXX: The XXXXcalculated in accordance with the Lenders Guidelines andXXXXmoderately exceeds the guideline maximum of XXXX (DTI Exception is eligible to be regraded with compensating factors.)	The borrowers are living rent free and the loan file does not document a XXXXmonth housing history, DTI per guidelines capped at XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Comp Factors provided. Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a comp factor when exception is for XXXX. Please provide additional XXXX XXXX factors for XXXX of XXXX/XXXXexception. Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set. Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	The borrowers are living rent free and the loan file does not document a XXXX month housing history, LTV capped atXXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a comp factor when exception is for XXXX. Please provide additional XXXX XXXX factors for XXXX of XXXX/XXXXexception. Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set. Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	The borrowers are living rent free and the loan file does not document aXXXXmonth housing history, XXXXcapped at XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-13): XXXX exception reflects XXXX as a XXXX XXXX XXXX factor when XXXX is for XXXX. Please provide XXXX XXXX XXXX factors for consideration of XXXX/XXXXXXXX.

Seller Comment (2025-03-12): (XXXX XXXX) Please review updated exception

Reviewer Comment (2025-03-11): Please XXXX Lender XXXX, XXXX remains.

Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review

Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set.

Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	The borrowers are living rent free and the loan file does not document a XXXX month housing historyXXXXper guidelines capped at XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. The representative FICO score exceeds the guideline minimum by at least XXXX points. Residual income over $XXXX.	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-13): XXXX exception reflects XXXXas a XXXX XXXX when XXXX is for XXXX. Please provide additional XXXX compensating factors for XXXX of XXXX/XXXX exception. Seller Comment (2025-03-11): (XXXX XXXX) Corrected exception please review Reviewer Comment (2025-03-10): XXXX corrected Lender Exception, XXXX XXXX XXXX% below max, as XXXX is excessive and has XXXX set. Seller Comment (2025-03-10): (XXXX XXXX) Please review updated exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	4350113582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to RepayXXXX Originator Loan Designation of XXXX does not match Due Diligence Loan Designation of ATR Risk.	Loan isXXXXRisk.				Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors provided. Alternate documentation used. Reviewer Comment (2025-03-20): Regraded to EVXXXX-B based on lender exception with comp factors for use of alternate documentation (latest paystub and Offer letter) in lieu of guideline required VOE.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to RepayXXXXOriginator Loan Designation of XXXXdoes not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a XXXXand/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-02-28): Business assets not used, system cleared. Seller Comment (2025-02-26): (Rate Lock) There were no business assets used, just sale proceeds and gifts.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	XXXXAsset Guideline Deficiency - ATR Impact	Ability to Repay XXXX: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain aXXXX and/or a cash flow analysis for the use of XXXXfunds for XXXXreflecting the use of these funds will not have a negative impact to the XXXX				Reviewer Comment (2025-02-28): Business assets not used, system cleared. Seller Comment (2025-02-26): (Rate Lock) There were no business assets used, just sale proceeds and gifts.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXX Without Sufficient Cure Provided	XXXX Integrated Disclosure:XXXX exceeded for Credit Report Fee. Fee Amount ofXXXXexceeds tolerance of XXXX Insufficient or no cure was provided to the borrower.	The loan file does not contain a XXXXd/or a cash flow analysis for the use of XXXXfunds for XXXXreflecting the use of these funds will not have a negative impact to theXXXX				Reviewer Comment (2025-03-04): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2025-03-03): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to RepayXXXX Based on the loan failing one or more guideline components, the loan is atXXXXrisk.	The loan file does not contain aXXXXand/or a cash flow analysis for the use of XXXXfunds for XXXXreflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-02-28): Business assets not used, system cleared. Seller Comment (2025-02-26): (Rate Lock) There were no business assets used, just sale proceeds and gifts.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a XXXXand/or a cash flow analysis for the use of XXXXfunds for XXXXreflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-02-28): Exception cleared. Updated the assets correctly. Seller Comment (2025-02-26): (Rate Lock) There were no business assets used, just sale proceeds and gifts.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-05): Lender exception with compensating factors. Seller Comment (2025-03-03): (Rate Lock) Approved exception with CFs provided	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113493	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure -XXXX Cure	XXXXIntegrated Disclosure: XXXXPercent Fee Tolerance exceeded for XXXXReport Fee. Fee Amount of XXXX exceeds tolerance ofXXXX Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-03-04): Sufficient Cure Provided within XXXX XXXXs of Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $XXXX)	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113510	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	XXXX With Sufficient Cure Provided At Closing	XXXXIntegrated Disclosure: XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXXexceeds tolerance oXXXX Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax Fee increased on XXXX XXXX Disclosure with no valid change evident.				Reviewer Comment (2025-03-12): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113510	XXXX	XXXX	XXXX	XXXX	Credit	1003	Document Error	1003	Borrower(s) is not XXXX Citizen, and the guideline required documentation was not provided.		Borrower's employment verification card as aXXXXstatus which is not eligible per guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	XXXX	Reviewer Comment (2025-03-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113510	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXXException:		The loan file documents the co-mingling of personal and business assets to calculate the earnings listed on theXXXX The XXXX supplied a letter of explanation regarding the XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	XXXX	Reviewer Comment (2025-03-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113510	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXX Exception:		Borrower who does not have the minimum XXXXtradelines with a XXXXmonths history as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	XXXX	Reviewer Comment (2025-03-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113503	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX		Provide Final XXXXwith borrower's sign and XXXX.				Reviewer Comment (2025-03-13): Final XXXX with borrower's sign and date received and updated .exception cleared Seller Comment (2025-03-12): (Rate Lock) Signed, final XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113503	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Provided insurance document's effective date starts from disbursement date XXXXbut XXXXdate is XXXX Borrower to provide insurance document with effective date of XXXX				Reviewer Comment (2025-03-13): Hazard insurance Effective Date XXXX is same as disbursement date which is acceptable . Exception cleared Seller Comment (2025-03-12): (Rate Lock) Insurance was active at the time of disbursement. Request to waive, processor cert provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113503	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The application reflects borrower lives at [ XXXXXXXXand owns the property. The loan file does not contain payment and property charges for this property as the loan file contains documentation regarding XXXX which is not listed on the XXXXin file. Provide updated XXXXand housing history, property charges for XXXXXXXX.				Reviewer Comment (2025-03-13): Signed Final XXXX received and associated. Exception cleared. Seller Comment (2025-03-12): (Rate Lock) Signed final XXXX provided Seller Comment (2025-03-12): (Rate Lock) Borrower living rent free at XXXX XXXX, LOE and mtg statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113453	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	XXXX Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXXdisclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood insurance is included in XXXX.	Reviewer Comment (2025-04-06): XXXX received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2025-04-03): To cure, we need XXXX to borrower notifying them of error and corrected XXXX(no refund check required). As noted, even with cure, this will still be an EVXXXX-B, but will show cured vs. open. You also have the option of waiving with or without cure.

Reviewer Comment (2025-03-28): The CD provided was for the XXXX time period, however the issue is with the closing CD dated XXXX. The final CD, dated XXXX, still reflects the Flood escrows designated incorrectly as "Other".   Per Compliance - If the amount disclosed pursuant to XXXX(c)(XXXX)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word "some." As a result, the disclosure of "Some" next to the "Homeowner's Insurance" description would be accurate given that the flood portion of the Homeowner's Insurance will be escrowed while the Hazard Insurance will not be. As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EVXXXX-B accordingly."  You can elect to waive this EVXXXX exception.

Reviewer Comment (2025-03-26): XXXX received rebuttal regarding page XXXX flood insurance deposit.  However, the issue relates to Page XXXX under Estimated Taxes, Insurance & Assessments where the "This Estimate includes" has marked the Flood Insurance in the "Other" box instead of the required Homeowner's Insurance box.  As noted, this is a EVXXXX-B grading for this being disclosed in the wrong field.  As previously stated: The exception was regraded to EVXXXX-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners Insurance, but instead was disclosed under Other.The amounts to be considered under the "Homeowner's Insurance" category are "Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…" (XXXX(b)(XXXX)). On the XXXX webinar hosted by the XXXX, it was clarified Flood Insurance would be placed within the Homeowner's Insurance category of the Estimated Taxes, Insurance & Assessments section as it would fall into the definition provided above. The commentary to XXXX(c)(XXXX)(iv)-XXXX then states:"Amounts paid by the creditor using escrow account funds. Section XXXX(c)(XXXX)(iv) requires the creditor to disclose an indication of whether the amounts disclosed pursuant to XXXX(c)(XXXX)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to XXXX(c)(XXXX)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word "some." As a result, the disclosure of "Some" next to the "Homeowner's Insurance" description would be accurate given that the flood portion of the Homeowner's Insurance will be escrowed while the Hazard Insurance will not be. As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EVXXXX-B accordingly.

Seller Comment (2025-03-25): (Rate Lock) Flood insurance was disclosed correctly. Our system shows it under the flood insurance section. Moving flood insurance from section XXXX to hazard insurance section XXXXis incorrect. Please advise.

Reviewer Comment (2025-03-24): The exception was regraded to EVXXXX-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners Insurance, but instead was disclosed under Other.The amounts to be considered under the "XXXX" category are "Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…" (XXXX (b)(XXXX)). On the XXXX webinar hosted by the XXXX, it was clarified Flood Insurance would be placed within the Homeowner's Insurance category of the Estimated Taxes, Insurance & Assessments section as it would fall into the definition provided above. The commentary to XXXX(c)(XXXX)(XXXX)-XXXX then states:"Amounts paid by the creditor using escrow account funds. Section XXXX(c)(XXXX)(iv) requires the creditor to disclose an indication of whether the amounts disclosed pursuant to XXXX(c)(XXXX)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to XXXX(XXXX)(XXXX)(XXXX) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word "some." As a result, the disclosure of "Some" next to the "XXXX" description would be accurate given that the flood portion of the XXXX will be escrowed while the Hazard Insurance will not be. As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EVXXXX-B accordingly.

Seller Comment (2025-03-21): (Rate Lock) Section XXXX is for due insurance or taxes while section G are for impounds. Uploaded flood insurance invoice shows as paid. No need to include in section XXXX.

Reviewer Comment (2025-03-20): Flood insurance should be included in HOI.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113511	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	XXXX Findings: All conditions were not met	The housing payment verification for Borrowers primary is missing from the loan file.	Reviewer Comment (2025-03-20): Updated final XXXX document provided with correct property address XXXX for which mortgage statement document is already available in file. Exception cleared

Seller Comment (2025-03-20): (Rate Lock) XXXXis updated to read the correct reo property address to XXXX XXXX  XXXX, XXXX XXXX(per mortgage statement).
XXXX XXXX property was not owned by the borrower.

Reviewer Comment (2025-03-18): Exception Remains - Received document for the property XXXX . Provide the evidence of Insurance Verification, XXXX verification and Statement for the property XXXX, XXXX

Seller Comment (2025-03-18): (XXXX XXXX provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113511	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The housing payment verification for Borrower's primary is missing from the loan file.	Reviewer Comment (2025-03-20): Updated final XXXX document provided with correct property address XXXX for which mortgage statement document is already available in file. Exception cleared

Seller Comment (2025-03-20): (Rate Lock) XXXXis updated to read the correct reo property address to XXXX XXXX XXXX, XXXX XXXX (per mortgage statement).
XXXX XXXX property was not owned by the borrower.

Reviewer Comment (2025-03-18): Exception Remains - Received document for the property XXXX XXXX.
Provide the evidence of Insurance Verification, XXXX verification and Statement for the property XXXX  XXXX

Seller Comment (2025-03-18): (XXXX XXXX provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113512	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of XXXXdoes not matchXXXX Designation of XXXXRisk.	The loan file does not containXXXXranscripts as required by guidelines.				Reviewer Comment (2025-03-16): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113512	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	XXXXAsset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are XXXXdeficiencies related to XXXXand/or XXXXdoc XXXXwhich could result in a risk to the XXXXability to XXXX. (Exception is eligible to be regraded with XXXXfactors.)	The loan file does not containXXXXtranscripts as required by guidelines.				Reviewer Comment (2025-03-16): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113512	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): XXXX on the loan failing XXXX or more XXXXcomponents, the loan is at XXXXrisk.	The loan file does not containXXXXranscripts as required by guidelines.				Reviewer Comment (2025-03-16): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113512	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	XXXX documentation requirements not met.		The loan file does not containXXXX transcripts as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	XXXX	Reviewer Comment (2025-03-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113525	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document:XXXX not provided		Missing XXXXfor borrowing entity.				Reviewer Comment (2025-04-02): Cleared. Seller Comment (2025-03-31): (Rate Lock) The entity on the XXXX for XXXX is the business, the name gets reversed as a normal name would. Please clear Reviewer Comment (2025-03-28): Provided XXXX not for the entity. Please provide XXXX document for business entity. Seller Comment (2025-03-28): (Rate Lock) OFAC reviewed on fraud provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113558	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: RepresentativeXXXXscore discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Per Guidelines, minimum XXXXscore of XXXXis required for XXXXterm rentals.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Reserves: XXXX Guideline Requirement: XXXX Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX%	XXXX	Reviewer Comment (2025-03-24): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113558	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document:XXXXnot provided		Missing XXXXfor the borrowing entity.				Reviewer Comment (2025-04-11): XXXX reflects clear for guarantor. Seller Comment (2025-04-09): (Rate Lock) Please review the fraud report, no XXXX warning. This is acceptable. Reviewer Comment (2025-04-08): XXXX for the borrowing entity is not received in trailing document. Exception Remans. Seller Comment (2025-04-07): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113494	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.						Reviewer Comment (2025-03-13): Received Hazard Insurance Policy. Exception cleared. Seller Comment (2025-03-11): (Rate Lock) Attached XXXX search results for both zip codes which shows the same city name. Therefore either zip code would be acceptable Reviewer Comment (2025-03-07): Provided Hazard Insurance document is not matching Zip Code with the note document. - Exception Remains Seller Comment (2025-03-06): (Rate Lock) I have requested correction to zip code Seller Comment (2025-03-06): (Rate Lock) XXXX pg provided, effective XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113494	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not matchXXXX address.	-	The note reflects a zip code on XXXXand the appraisal reflects a zip code of XXXX.				Reviewer Comment (2025-03-13): Verified with zip code look up both zip codes are for XXXX XXXX. Seller Comment (2025-03-11): (Rate Lock) Attached USPS search results for both zip codes which shows the same city name. Therefore either zip code would be acceptable	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113494	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match XXXX address.		The note reflects a zip code on XXXXand the hazard policy reflects a zip code of XXXX.				Reviewer Comment (2025-03-13): Verified with zip code look up both zip codes are for XXXX XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113494	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match XXXXaddress.		The note reflects a zip code on XXXXand the flood certificate reflects a zip code of XXXX.				Reviewer Comment (2025-03-07): Corrected Flood Certificate document received. - Exception Cleared Seller Comment (2025-03-06): (Rate Lock) Corrected flood cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113615	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXX Exception:		XXXXXXXXwere used for qualification instead of XXXXlease amount. XXXXstates they intend to raise the XXXXwhen XXXXexpires.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Reserves: XXXX Guideline Requirement: XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-05-02): Client elects to waive with compensating factors. Seller Comment (2025-04-30): (Rate Lock) XXXX updated Reviewer Comment (2025-04-25): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113615	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXXException:		The XXXXfile does not contain a copy of the XXXXXXXXas required by guidelines and XXXXcard reflects XXXXclassification which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Reserves: XXXX Guideline Requirement: XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-05-02): Client elects to waive with compensating factors. Seller Comment (2025-04-30): (Rate Lock) XXXX updated Reviewer Comment (2025-04-25): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113615	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	XXXX XXXXrequirement not met.		The XXXXonly has XXXXXXXXscores and does not meet the minimum XXXXrequirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Reserves: XXXX Guideline Requirement: XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-05-02): Client elects to waive with compensating factors. Seller Comment (2025-04-30): (Rate Lock) XXXX updated Reviewer Comment (2025-04-25): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113615	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXX Exception:		The Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Reserves: XXXX Guideline Requirement: XXXX The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-05-02): Client elects to waive with compensating factors. Seller Comment (2025-04-30): (Rate Lock) Please see updated exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113452	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	XXXXDocs Missing:	-	XXXXworksheet for XXXXProgram was not located within the loan file.				Reviewer Comment (2025-03-10): Income worksheet provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to XXXX.	XXXXthe XXXXreceived a copy of the XXXXreport at least three business days prior to the XXXX				Reviewer Comment (2025-03-10): Delivery evidence provided. Seller Comment (2025-03-06): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to XXXX.	Evidence the XXXXreceived a copy of the appraisal report at least XXXXbusiness days prior to the XXXX				Reviewer Comment (2025-03-10): Client elects to Waive. Seller Comment (2025-03-06): (Rate Lock) We elect to waive this condition please.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	XXXXDisclosure Rule (Dodd-Frank XXXX): Creditor did not provideXXXX XXXXXXXXto borrower.	The List of XXXXCounseling XXXXwas not located within the XXXXfile.				Reviewer Comment (2025-03-10): List provided however there is no evidence of when it was sent to the borrower.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113452	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are XXXXXXXX on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-10): Evidence of review and verification provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine XXXXXXXXList was provided due to missing information.	XXXXprovided XXXXthere is no evidence of when it was XXXXto the XXXX. Provide XXXXof date sent to XXXX.				Reviewer Comment (2025-03-19): Evidence of receipt sent.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113526	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: XXXXReport not provided						Reviewer Comment (2025-03-20): Exception cleared - Fraud Report received and updated XXXX . Seller Comment (2025-03-20): (Rate Lock) fraud and alerts cleared provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: XXXXinsurance coverage XXXXis insufficient.		XXXXXXXXCoverage XXXXis insufficient.				Reviewer Comment (2025-02-21): Hazard Insurance document received in file for subject property. Subject property belongs from XXXX . so used XXXX % coverage. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	File is missing evidence of receipt of XXXX.				Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-20): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	File is missing evidence of receipt of XXXX.				Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-20): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	File is missing evidence of receipt of XXXX.				Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-20): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXXDocuments are missing.	-	File is missing statement to vXXXX				Reviewer Comment (2025-02-24): Statements provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) XXXX loans in question have yet to close - the documents sent in were the estimates - please review and clear Reviewer Comment (2025-02-21): Received Final closing disclosure document for address XXXX and XXXX . The provided post-closing disclosure document reflects variance of $XXXX for property XXXX . Require Final CD to verify PITIA for both property XXXX XXXX and XXXX XXXX. Exception remains	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	XXXX documentation requirements not met.		File is missing statements for XXXX XXXX, XXXX XXXX, XXXX and XXXX XXXXto XXXX				Reviewer Comment (2025-02-24): Statements provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) XXXX loans in question have yet to close - the documents sent in were the estimates - please review and clear Reviewer Comment (2025-02-21): Received Final closing disclosure document for addressXXXX and XXXX XXXX . The provided post-closing disclosure document reflects variance of $XXXX for property XXXX . Require Final CD to verify PITIA for both property XXXX XXXX and XXXX . Exception remains	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXX Exception:		The subject XXXX was listed for sale in the last XXXXmonths, guidelines do not XXXX for XXXX for properties listed in the XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points. Borrower has owned primary residence for XXXX years.	XXXX	Reviewer Comment (2025-02-24): Lender exception with compensating factors. Seller Comment (2025-02-20): (Rate Lock) Comp Factors updated please review Reviewer Comment (2025-02-19): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113495	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXX Exception:		The borrower who owns XXXX% of the business used for XXXX, but XXXX% is held by the XXXX XXXXand the other XXXX% is held by XXXX (borrower owns XXXX% of this XXXX).	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Residual income > $XXXX. Reserves exceed guidelines by at least XXXX months. FICO exceeds guidelines by at least XXXX points. Borrower has owned primary residence for XXXX years.	XXXX	Reviewer Comment (2025-02-24): Lender exception with compensating factors. Seller Comment (2025-02-20): (Rate Lock) Comp Factors updated please review Reviewer Comment (2025-02-19): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113600	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	XXXX statements reflecting property costs missing for: XXXX XXXX. XXXX, XXXXXXXX, XXXX, Address: XXXXXXXXXXXX, XXXXXXXX, XXXX, Address: XXXXXXXXXXXX, XXXXXXXX, XXXX, Address: XXXXXXXXXXXX, XXXXXXXX, XXXX.				Reviewer Comment (2025-04-14): Statements provided, exception cleared. Reviewer Comment (2025-04-11): Mortgage Statement is still missing in file for REO property as XXXX . Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113600	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	XXXX/XXXX: All XXXX were not met	XXXX owns XXXX% of XXXX XXXX XXXX XXXX, XXXX XXXX XXXX, XXXX owns the other XXXX%. File is missing evidence of borrower ownership XXXX of XXXXXXXXXXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-04-14): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) CF updated please review

Reviewer Comment (2025-04-10): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-10): Compensating Factors:
XXXX
 mths of reserves

Borrower Exception Requested:
*** XXXX
 YEAR PREPAY REQUIRED***
1) Property listed for sale in the past XXXX
 months
2) Borrower owns XXXX
 % of business, but XXXX
 % is held by the borrower individually and the other XXXX
 % is held by XXXX
  (borrower owns XXXX
 % of this XXXX)
Customer Compensating Factors:
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113600	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXX Exception:	The subject property was listed for sale within the past six months and transaction is a cash out refinance which is ineligible per guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-04-14): Lender exception with compensating factors.

Seller Comment (2025-04-10): (Rate Lock) CF updated please review

Reviewer Comment (2025-04-10): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-04-10): Compensating Factors:
XXXX
 mths of reserves

Borrower Exception Requested:
*** XXXX
 YEAR PREPAY REQUIRED***
1) Property listed for sale in the past XXXX
 months
2) Borrower owns XXXX
 % of business, but XXXX
 % is held by the borrower individually and the other XXXX
 % is held by XXXX
  (borrower owns XXXX
 % of this XXXX)
Customer Compensating Factors:
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113600	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are XXXX on the fraud report that have not been addressed	-					Reviewer Comment (2025-04-14): Alert for appraiser not addressed on 1008 provided, exception remains. Reviewer Comment (2025-04-13): Alerts not cleared no comments on XXXX uploaded, exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113496	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	The XXXX is missing from the XXXX file.	Reviewer Comment (2025-03-18): Documents received, system cleared.

Seller Comment (2025-03-14): (Rate Lock) Loan has not closed so LE and conditional approval were provided. Same was used and cleared forXXXX
 , please clear this as well.

Reviewer Comment (2025-03-13): Provided CD is dated after note date. Require Final CD dated prior to the note date or Mortgage statement. Exception remains.

Seller Comment (2025-03-13): (Rate Lock) CD provided

Reviewer Comment (2025-03-11): Please provide mortgage statement or closing disclosure foXXXX
 , Exception remains.

Seller Comment (2025-03-07): (Rate Lock) XXXX
 XXXX
  is currently held in the borrower's XXXX, and the mtg is a construction loan with the XXXX. This property was only added as they are refinancing it and the borrower will be a guarantor on the new loan through XXXX. We have provided the LE for the new loan.

Reviewer Comment (2025-03-05): Please provide Mortgage statement for XXXX
XXXX
 , Exception remains.

Seller Comment (2025-03-04): (Rate Lock) All CD's have been uploaded. Please note:XXXX has not closed yet.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113496	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	XXXX XXXX is less than XXXX.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the XXXX in file.	The subject XXXX is $XXXXand the XXXX reflects $XXXX in coverage.				Reviewer Comment (2025-02-27): Lender elects to waive. Seller Comment (2025-02-26): (Rate Lock) Lender accepts the XXXX and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113496	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a XXXX -unit with an XXXX detached unit.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly mortgage payment has decreased by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-05): Lender exception with compensating factors. Seller Comment (2025-03-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-02-25): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113496	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX owns XXXX% of the Borrowing entity but XXXX% is held by the Borrower and the other XXXX% is held by XXXX XXXX. The Borrower owns XXXX% of other XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly mortgage payment has decreased by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-05): Lender exception with compensating factors. Seller Comment (2025-03-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-02-25): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113496	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The XXXXdid not sign the XXXX and XXXX as an individual as required by XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly mortgage payment has decreased by at least XXXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-05): Lender exception with compensating factors. Seller Comment (2025-03-03): (Rate Lock) Updated CFs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113496	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are XXXX on the fraud report that have not been addressed	-					Reviewer Comment (2025-02-27): Updated XXXX provided with alerts addressed. Seller Comment (2025-02-26): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject XXXX was listed within the most recent XXXX XXXX prior to XXXX. The property was put on the market XXXX and removed on XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has owned primary residence XXXX years. Minimum revolving credit usage, no charge offs, BK, collections or public records.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Comp Factors updated please review Reviewer Comment (2025-03-06): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The XXXX owning XXXX% of the XXXXentity but a layered entity. XXXX% of the XXXX is held by the XXXX individually and the other XXXX% is held by XXXX that the Borrower owns XXXX% of.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has owned primary residence XXXX years. Minimum revolving credit usage, no charge offs, BK, collections or public records.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Comp Factors updated please review Reviewer Comment (2025-03-06): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	XXXX Valuations Rule (XXXX-XXXXXXXX): Borrower waived right to receive a copy of the appraisal at least XXXX (XXXX) business days prior to closing, and appraisal was not provided at or before closing.	XXXX the XXXX received a copy of the XXXX report at least XXXXbusiness XXXX prior to XXXX is missing from the XXXX file.				Reviewer Comment (2025-03-11): Client elects to Waive. Seller Comment (2025-03-07): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	XXXX XXXX Rule (Dodd-Frank XXXX): Borrower waived right to receive a copy of the appraisal at least XXXX (XXXX) XXXX days prior to XXXX, and appraisal was not provided at or before closing.	XXXX the XXXXreceived a copy of the XXXX XXXX at least XXXX business days prior to XXXX is missing from the XXXX file.				Reviewer Comment (2025-03-11): Client elects to Waive. Seller Comment (2025-03-07): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	The evidence of the XXXX XXXX are missing from the XXXX	Reviewer Comment (2025-03-18): Mortgage payment statements and CDs provided for verification of payments or new loan without pmt due yet.

Reviewer Comment (2025-03-17): Exception History -XXXX

1.Final XXXX
 disclosed lender calculated $XXXX
 is shortage of $XXXX
 for XXXX
 .
2. XXXX
  lender calculate $XXXX
 is shortage of $XXXX
 . - Exception Remains

Reviewer Comment (2025-03-13): Property with payment was disclosed on the final XXXX
 , exception remains please provide property charges.

Seller Comment (2025-03-13): (Rate Lock)XXXX
  - first payment was due in XXXX so was not required to verify before closing.

Reviewer Comment (2025-03-12): Please provide information of additional payment ofXXXX
 - $XXXX
 , XXXX
 - $XXXX
 , XXXX
 - $XXXX
 , Exception remains.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX monthly XXXX are missing from the XXXX				Reviewer Comment (2025-03-12): Received HOA document, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	The XXXX amount XXXX is missing from the XXXX				Reviewer Comment (2025-03-14): Exception cleared. Received Estimated Tax document and updated correctly. Seller Comment (2025-03-14): (Rate Lock) Property is new construction - please match the account number from the attached document to the tax cert provided Reviewer Comment (2025-03-13): Provided document does not reference property address, exception remains. Reviewer Comment (2025-03-12): Please provide Tax amount verification document, Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX amounts are missing from the XXXX				Reviewer Comment (2025-03-12): Received HOA document, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX is missing from the loan file.				Reviewer Comment (2025-03-12): Received HOA document, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX is missing from the loan file.				Reviewer Comment (2025-03-13): LE provided, exception cleared. Seller Comment (2025-03-13): (Rate Lock) Loan has not closed so LE and conditional approval were provided Reviewer Comment (2025-03-12): Please provide Mortgage statement, Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX is missing from the loan file.				Reviewer Comment (2025-03-12): Received Mortgage statement, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX is missing from the loan file.				Reviewer Comment (2025-03-12): Received Mortgage statement, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	Evidence of the XXXX is missing from the loan file.				Reviewer Comment (2025-03-12): Received Mortgage statement, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113527	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title was taken in an XXXX XXXX, the XXXX and XXXX are not XXXX by an XXXX signer of the XXXX as required by XXXX.				Reviewer Comment (2025-04-03): Cleared. Seller Comment (2025-04-01): (Rate Lock) Docs and exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113624	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The most recent valuation inspection is dated prior to the most recent XXXX disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	The property is located in a XXXX disaster area. Provide XXXX inspection verifying there was no damage. The inspection must include exterior XXXX, and the property must be XXXX on or after XXXX declared end XXXX.				Reviewer Comment (2024-12-02): Full appraisal inspection date is after the disaster. No damage.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113624	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was XXXX at origination for property XXXX of XXXX/XXXX. XXXX factors are XXXX reserves XXXX XXXX XXXX and minimal XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Over XXXX months reserves vs the minimum of XXXX Minimal consumer debt	XXXX	Reviewer Comment (2024-12-02): Client elects to down grade and waive using compensating factors Over XXXX months reserves vs the minimum of XXXX Minimal consumer debt	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113601	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject XXXX was listed for sale in the past XXXX months and subject XXXX is XXXX XXXX which is XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-04-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113601	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	XXXX Documents are missing.	-	XXXX verifying property charges are missing for: XXXX XXXX XXXX, XXXX XXXX XXXX and XXXX XXXX XXXX.				Reviewer Comment (2025-04-14): P&I verified from closing disclosure for property XXXX , XXXX andXXXX .. Exception cleared Seller Comment (2025-04-13): (Rate Lock) reo provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113497	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The most recent valuation inspection is dated prior to the most recent XXXX disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	The Property is located in a XXXX disaster area. XXXX a post-disaster XXXX verifying there were no XXXX. The XXXX must include exterior XXXX and the property must be XXXX on or after XXXX declared /XXXX				Reviewer Comment (2025-02-24): Appraisal effective date is after disaster declaration date with no damages reported from disaster.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113421	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: XXXX reserves months discrepancy.	Calculated XXXXmonths reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	XXXX not met as per Guideline XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	FICO exceeds guidelines by at least XXXX points. LTV XXXX% vs guideline maximum of XXXX%.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors. Reviewer Comment (2025-02-27): EXCEPTION HISTORY - Exception Explanation was updated onXXXX PRIOR Exception Explanation: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX . Seller Comment (2025-02-25): attached Reviewer Comment (2025-02-13): Please update exception as Borrower has XXXX months in reserves vs XXXX .	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113420	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (XXXX-XXXX XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to XXXX.					Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-26): Elect to waive XXXX and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The subject XXXXis located in a XXXX disaster that does not have a XXXX end date.						Reviewer Comment (2025-02-26): Appraisal provided after declaration date. Seller Comment (2025-02-24): (Rate Lock) Appraisal effective dateXXXX after disaster declaration. Please downgrade to XXXX and waive.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX to XXXX discrepancy.	XXXX loan to value percentage of XXXX exceeds XXXXloan to value percentage of XXXX.	Correct updated as per XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Borrower on job XXXX years. Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: XXXX XXXX to XXXX discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Correct updated as per XXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Borrower on job XXXX years. Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-XXXX total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	HUD-XXXX total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Borrower on job XXXX years. Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrowers did not sign as individuals on the Note and Security Instrument as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous	Borrower on job XXXX years. Reserves exceed guidelines by at least XXXX months. XXXX month housing history.	XXXX	Reviewer Comment (2025-02-26): Borrowers signed a guaranty agreement. Seller Comment (2025-02-24): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the articles on incorporation, certificate of good standing and the EIN number for the business entity.				Reviewer Comment (2025-02-26): Articles and EIN provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) Articles and EIN provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113488	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The most recent valuation inspection is dated prior to the most recent XXXX disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-26): Appraisal dated after declaration date, exception cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113454	XXXX	XXXX	XXXX	XXXX	Compliance	Missing Document	General	Missing Document	Incomplete Document: Right to Cancel (RTC) is incomplete		The Right To Cancel form is incomplete. The form is missing the transaction date and the cancel date.				Reviewer Comment (2025-04-14): Corrected form was provided with provided transaction dates, exception cleared. Reviewer Comment (2025-04-07): Refinance is a same lender to same lender refinance and RTC should be H-XXXX. Signed and dated RTC provided was completed on an H-XXXX form.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113454	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX or XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title and Supplemental reports within the loan file do not reflect the coverage amount.				Reviewer Comment (2025-03-12): Supplemental report provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113454	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Evidence the Borrower received a copy of the appraisal at least three business days prior to the Note date is missing from the loan file.				Reviewer Comment (2025-03-12): Waived per client request Seller Comment (2025-03-10): (Rate Lock) If the uploaded proof of appraisal delivery is not sufficient, we elect to waive this condition please.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113454	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Unable to test XXXX expiration date due to missing information.	The Right To Cancel form is incomplete. The form is missing the transaction date and the cancel date.				Reviewer Comment (2025-04-18): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form Reviewer Comment (2025-03-12): Documents received, system cleared.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113454	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-XXXX form was used, the H-XXXX form should have been used.	Reviewer Comment (2025-04-18): Provided the following: Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form

Reviewer Comment (2025-04-18): Adjusting Cleared to Cure.

Reviewer Comment (2025-04-17): Corrected HXXXX RTC provided

Reviewer Comment (2025-04-14): Exception has been downgraded to an EV2 which can be elected to waive.

Reviewer Comment (2025-04-11): Lender provided RTC on correct model form type (H-XXXX) that was wet signed by borrower on XXXX.

Reviewer Comment (2025-04-07): Refinance is a same lender to same lender refinance and RTC should be H-XXXX.  Signed and dated RTC provided was completed on an H-XXXX form.

Reviewer Comment (2025-03-12): Per preliminary title XXXX was the original lender and XXXX is the new lender on the note.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113561	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XXXX did not disclose reason for not having an escrow account.				Reviewer Comment (2025-04-08): XXXX Received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-04-07): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113401	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan discrepancy due to DTI of XXXX exceeding the minimum DTI of XXXX. ATR requires the loan to be qualified at Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period which results in a qualifying P&I payment of XXXX, however, origination qualified loan at XXXX. The use of the correct qualifying rate results in a higher DTI which exceeds the guidelines.				Reviewer Comment (2025-05-14): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-05-12): Provide additional comp factors as DTI cannot be used for XXXX since it is what the exception was set for.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113401	XXXX	XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	Closing Disclosure has an issue date of XXXX. Borrower signed the document XXXX. Dates are not in chronological order.				Reviewer Comment (2025-05-14): Waived per client's email.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113401	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank XXXX): The Qualification Method used by the lender does not match the ATR payment calculation methods under XXXX(c)(XXXX).	ATR requires the loan to be qualified at Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period which results in a qualifying P&I payment of XXXX, however, origination qualified loan at XXXX.				Reviewer Comment (2025-05-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113401	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision XXXX DTI moderately exceeds Guidelines	Ability to Repay (Dodd-Frank XXXX): The DTI calculated in accordance with the XXXX(c)(XXXX) of XXXX moderately exceeds the guideline maximum of XXXX. (DTI Exception is eligible to be regraded with compensating factors.)	ATR requires the loan to be qualified at Fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period which results in a qualifying P&I payment of XXXX, however, origination qualified loan at XXXX. The use of the correct qualifying rate results in a higher DTI which exceeds the guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

															Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. XXXX	XXXX	Reviewer Comment (2025-05-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113401	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception to allow recertification of value on a transferred appraisal.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

															Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. XXXX	XXXX	Reviewer Comment (2025-05-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113564	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained)	XXXX Constitution Section XXXX(a)(XXXX): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-XXXX Endorsement, there is no evidence the Title Policy includes the XXXX T-XXXX endorsement. (The loan is a XXXX Section XXXX (a)(XXXX) home equity loan.)	The loan file does not evidence the Title Policy includes the XXXX T-XXXX endorsement or the T-XXXX endorsement.				Reviewer Comment (2025-04-07): Client accepts EV2. Seller Comment (2025-04-03): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113565	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist	XXXX Constitution Section XXXX(a)(XXXX) and/or XXXX(t): Title indicates there are other lien(s) that are not included in CLTV calculation. Unable to conclusively determine compliance with XXXX CLTV limitation.					Reviewer Comment (2025-04-03): Waived per client request Seller Comment (2025-04-01): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	Confirm whether additional lien exists on the subject property is a XXXX 50(a)(6) or 50(a)(7) prior to Remediating. If the other lien is a 50(a)(6), notify the consumer the accrual of interest and other obligations will be abated so long as the prior 50(a)(6) or (7) is secured by the homestead. If the other lien is not a 50(a)(6), confirm the total CLTV does not exceed 80%, If the CLTV exceeds 80%, send the borrower a written acknowledgement that the lien is valid only in the amount that the extension of credit does not exceed the CLTV of 80%.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113498	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrowers did not sign as individuals on the Note and DOT as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-03-03): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-03): (Rate Lock) added exception please review Seller Comment (2025-02-28): (Rate Lock) Borrowers signed correctly according to the updated guidelines - please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113498	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds (XXXX) for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-03-13): Cash flow Analysis provided and associated. Exception cleared Reviewer Comment (2025-03-07): Exception Remains - Required CPA letter or Cash Flow analysis for business "XXXX" stating use of business funds will not have a negative impact to the business, Provided documents are for business XXXX. Reviewer Comment (2025-03-03): Exception Remains - The received CPA letter is for the XXXX. Provide the CPA and/or a cash flow analysis stating use of business funds will not have a negative impact to the Business for business "XXXX"	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113498	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing tax verification for REO XXXX and a statement to verify all property charges for XXXX.				Reviewer Comment (2025-03-03): Exception cleared - Received tax certificate for REO XXXXXXXX and Final Closing disclosure for REO XXXXXXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113498	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The loan file is missing tax verification for REO XXXX and a statement to verify all property charges for XXXX.				Reviewer Comment (2025-03-03): Exception cleared - Received tax certificate for REO XXXXXXXX and Final Closing disclosure for REO XXXXXXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113584	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: XXXX Rent Comparison Schedule not provided						Reviewer Comment (2025-04-14): A written statement from the borrower received exception cleared. Seller Comment (2025-04-14): (Rate Lock) Guides allow for written statement by the borrower	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113514	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within XXXX (XXXX) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within XXXX (XXXX) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.				Reviewer Comment (2025-03-17): XXXX received disclosure summary for LE dated XXXX. Reviewer Comment (2025-03-14): XXXX received disclosures details for the initial document received by fulfillment. But it does provide borrower or Loan information to validate the exception. Provide disclosure details with borrower and loan information for testing to complete remediation. Seller Comment (2025-03-13): (Rate Lock) Docs were mailed out	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113514	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient, So please provide COC/Final CD for changed fee amount.				Reviewer Comment (2025-03-17): XXXX received valid COC and rate lock document. Reviewer Comment (2025-03-14): XXXX received Rate lock dated XXXX, but it does not give sufficient information on what impacts and why the pricing was changed to decrease the lender credit. In order to determine if the changed circumstance is valid more information is necessary on reason for the pricing changed and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113514	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower was recently divorced and primary residence jointly owned ex borrower is not on the liens attached to the property however, divorce decree states both parties are to pay expenses until sold. Mortgage is currently delinquent however, borrower is not able to access the account. Only property expenses have been included in the liabilities for this property.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113583	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves XXXX discrepancy.	Calculated PITIA XXXXs reserves of XXXX is less than Guideline PITIA XXXXs reserves of XXXX.		The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Borrower has verified disposable income of at least $XXXX.	DTI: XXXX% Guideline Maximum DTI: XXXX% Documentation Type: XXXX Disposable Income: $XXXX	XXXX	Reviewer Comment (2025-04-08): Please provide corrected Lender Exception. The most recent one states the borrower has XXXX months and XXXX are required, but they borrower has XXXX and XXXX are required. Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113583	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation does not match due to assets not meeting reserve requirement of XXXX XXXXs.				Reviewer Comment (2025-04-14): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-11): Updated exception not provided reflecting required XXXX months reserves. Seller Comment (2025-04-09): (Rate Lock) Exception updated Reviewer Comment (2025-04-08): Please provide corrected Lender Exception. The most recent one states the borrower hasXXXX months and XXXX are required, but they borrower has XXXX and XXXX are required.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113583	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Reserves verified are less than XXXX XXXX s as required per guidelines.				Reviewer Comment (2025-04-14): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-11): Updated exception not provided reflecting required XXXX months reserves. Seller Comment (2025-04-09): (Rate Lock) Exception updated Reviewer Comment (2025-04-08): Please provide corrected Lender Exception. The most recent one states the borrower has XXXX months and XXXX are required, but they borrower has XXXX and XXXX are required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113583	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Reserves verified are less than XXXX XXXXs as required per guidelines.				Reviewer Comment (2025-04-14): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-11): Updated exception not provided reflecting required XXXX months reserves. Seller Comment (2025-04-09): (Rate Lock) Exception updated Reviewer Comment (2025-04-08): Please provide corrected Lender Exception. The most recent one states the borrower has XXXX months and XXXX are required, but they borrower has XXXX and XXXX are required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113583	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Reserves verified are less than XXXX XXXXs as required per guidelines.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Borrower has verified disposable income of at least $XXXX.	DTI: XXXX% Guideline Maximum DTI: XXXX% Documentation Type: XXXX Disposable Income: $XXXX	XXXX	Reviewer Comment (2025-04-08): Please provide corrected Lender Exception. The most recent one states the borrower has XXXX months and XXXX are required, but they borrower has XXXX and XXXX are required. Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113583	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception requested for Borrower had mortgage late payment (primary home) on XXXX. Mortgage history is XXXX.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Borrower has verified disposable income of at least $XXXX.	DTI: XXXX% Guideline Maximum DTI: XXXX% Documentation Type: XXXX Disposable Income: $XXXX	XXXX	Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113537	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	The subject property is a non-warrantable condo and the master insurance policy is insuring XXXX roofs that are XXXX years or older at cash value, also the policy does not include the ordinance or law coverage.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. DTI below max by XXXX%.	XXXX	Reviewer Comment (2025-03-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan was qualified using the XXXX market rents to qualify while the subject is vacant, which is not acceptable on a refinance. The reason for the vacancy was due to an estate dispute. The borrower is buying out the other owners interest.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. DTI below max by XXXX%.	XXXX	Reviewer Comment (2025-03-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file does not contain a letter from other business owner as the Borrower owns XXXX.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. DTI below max by XXXX%.	XXXX	Reviewer Comment (2025-03-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for Non-Warrantable condo: The master policy is insuring roofs XXXX years and older at Actual Cash Value, also, the policy does not include ordinance or law coverage.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. DTI below max by XXXX%.	XXXX	Reviewer Comment (2025-03-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-	The red-flagged issues listed on the Fraud Report have not been cleared.				Reviewer Comment (2025-03-25): Documents received, system cleared. Seller Comment (2025-03-22): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	The maximum DTI for an investment property non warrantable condo is XXXX %.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Lender Exception with Compensating Factors. The representative FICO score exceeds the guideline minimum by at least XXXX points. DTI below max by XXXX%.	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-25): (Rate Lock) DTI exception provided Reviewer Comment (2025-03-20): Guidelines XXXX qualification method to be used as Fully amortized payment. Exception remains Seller Comment (2025-03-20): (Rate Lock) DTI in our system is XXXX please advise on your calculation	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113545	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	Michigan CMPA Home Loan Toolkit Status	XXXX Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.					Reviewer Comment (2025-04-02): Client elects to waive. Seller Comment (2025-03-31): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113545	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Borrower does not meet maximum LTV for a R/T refinance of XXXX %.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113545	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Borrower does not meet maximum CLTV for a R/T refinance of XXXX %.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113545	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Bank statements show XXXX NSFs when maximum is XXXX within most recent XXXX months.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113536	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX ): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower XXXX has not been self employed for XXXX years as required by guidelines. Borrower has bee XXXX hours of XXXX training prior to license.XXXX transcripts not in file as required by guidelines for both borrowers.	Reviewer Comment (2025-03-27): Lender Exception with Compensating Factors, system cleared

Reviewer Comment (2025-03-26): Regraded to EV2-B based on lender exception w/ compensating factors.

Seller Comment (2025-03-26): Investor Approval Date: XXXX XXXX

Compensating Factors:
DTI XXXX% which is below max by XXXX% or greater
Borrower ability to save, XXXX% down payment and reserves all from borrowers own funds
Minimal credit usage
Residual Income: $XXXX

Borrower Exception Requested:
XXXX - UPDATED DTI FROM XXXX% TO XXXX%

Requesting exception for BXXXX less than XXXX years self-employed - have XXXX year of XXXX&#XXXX;s and XXXX license issued on XXXX. Does not have XXXX-year previous history in same field but has XXXXhr of XXXX/training prior to license and to allow XXXXwith no transcripts, no record found for XXXXdue to time of yr

Seller Comment (2025-03-22): (Rate Lock) XXXX provided

Reviewer Comment (2025-03-19): Please provide additional compelling compensating factors to support consideration of downgrading/waiving exception for missing income/employment documents.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113536	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX ): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower XXXX has not been self employed for XXXX years as required by guidelines. Borrower has bee XXXX hours of XXXX training prior to license.XXXX transcripts not in file as required by guidelines for both borrowers.	Reviewer Comment (2025-03-27): Lender Exception with Compensating Factors, system cleared

Reviewer Comment (2025-03-26): Regraded to EV2-B based on lender exception w/ compensating factors.

Seller Comment (2025-03-26): Investor Approval Date: XXXX XXXX

Compensating Factors:
DTI XXXX% which is below max by XXXX% or greater
Borrower ability to save, XXXX% down payment and reserves all from borrowers own funds
Minimal credit usage
Residual Income: $XXXX

Borrower Exception Requested:
XXXX- UPDATED DTI FROM XXXX% TO XXXX%

Requesting exception for B1 less than XXXX years self-employed - have XXXX year ofXXXX&#XXXX;s and XXXX license issued on XXXX. Does not have XXXX-year previous history in same field but has XXXXhr of XXXX/training prior to license and to allow XXXXwith no transcripts, no record found for XXXX due to time of yr

Seller Comment (2025-03-22): (Rate Lock) XXXX provided

Reviewer Comment (2025-03-19): Please provide additional compelling compensating factors to support consideration of downgrading/waiving exception for missing income/employment documents.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113536	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX ): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower XXXX has not been self employed for XXXX years as required by guidelines. Borrower has bee XXXX hours of XXXX training prior to license.XXXX transcripts not in file as required by guidelines for both borrowers.	Reviewer Comment (2025-03-27): Lender Exception with Compensating Factors, system cleared

Reviewer Comment (2025-03-26): Regraded to EV2-B based on lender exception w/ compensating factors.

Seller Comment (2025-03-26): Investor Approval Date: XXXX XXXX

Compensating Factors:
DTI XXXX% which is below max by XXXX% or greater
Borrower ability to save, XXXX% down payment and reserves all from borrowers own funds
Minimal credit usage
Residual Income: $XXXX

Borrower Exception Requested:
XXXX - UPDATED DTI FROM XXXX% TO XXXX%

Requesting exception for BXXXX less than XXXX years self-employed - have XXXX year of XXXX&#XXXX;s and XXXX license issued on XXXX. Does not have XXXX-year previous history in same field but has XXXXhr of XXXX/training prior to license and to allow XXXX with no transcripts, no record found for XXXXdue to time of yr

Seller Comment (2025-03-22): (Rate Lock) XXXX provided

Reviewer Comment (2025-03-19): Please provide additional compelling compensating factors to support consideration of downgrading/waiving exception for missing income/employment documents.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113536	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Borrower XXXX has not been self employed for XXXX years as required by guidelines. Borrower has bee XXXX hours of XXXX training prior to license.XXXX transcripts not in file as required by guidelines for both borrowers.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous Miscellaneous Miscellaneous	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Lender Exception with Compensating Factors. DTI below maximum by at least XXXX%. Minimum credit usage Residual income $XXXX	XXXX	Reviewer Comment (2025-03-27): Lender Exception with Compensating Factors.

Reviewer Comment (2025-03-26): Regraded to EV2-B based on lender exception w/ compensating factors.

Seller Comment (2025-03-26): Investor Approval Date: XXXX XXXX

Compensating Factors:
DTI XXXX% which is below max by XXXX% or greater
Borrower ability to save, XXXX% down payment and reserves all from borrowers own funds
Minimal credit usage
Residual Income: $XXXX

Borrower Exception Requested:
XXXX - UPDATED DTI FROM XXXX% TO XXXX%

Requesting exception for BXXXX less than XXXX years self-employed - have XXXX year of XXXX&#XXXX;s and XXXX license issued on XXXX. Does not have XXXX-year previous history in same field but has XXXX hr of XXXX/training prior to license and to allow XXXX with no transcripts, no record found for XXXX due to time of yr

Seller Comment (2025-03-22): (Rate Lock) XXXX provided

Reviewer Comment (2025-03-19): Please provide additional compelling compensating factors to support consideration of downgrading/waiving exception for missing income/employment documents.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113516	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the business used for income qualification within XXXX days prior to the note as required by guidelines.				Reviewer Comment (2025-03-18): VVOE and Business search received and updated. Exception cleared. Seller Comment (2025-03-17): (Rate Lock) VOE provided showing active	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113538	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXX ): Borrower waived right to receive a copy of the appraisal at least XXXX (XXXX ) business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2025-03-25): XXXX per client request Seller Comment (2025-03-23): (Rate Lock) Lender accepts the eV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113538	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	The borrower is living rent free and the max LTV is XXXX %. LTV for subject is XXXX %.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-25): (Rate Lock) Please clear. Reviewer Comment (2025-03-21): Lender exception with compensating factors. Seller Comment (2025-03-21): Compensating Factors: high reserves, low DTI, borrower has been making rent payments to XXXX who is paying the landlord even though XXXX is not on the lease Borrower Exception Requested: borrower technically lives rent free since he is not on the lease so max LTV is XXXX% Customer Compensating Factors:	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113538	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	The borrower is living rent free and the max LTV is XXXX %. LTV for subject is XXXX %.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. XXXX housing history	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-25): (Rate Lock) Please clear. Reviewer Comment (2025-03-21): Lender exception with compensating factors. Seller Comment (2025-03-21): Compensating Factors: high reserves, low DTI, borrower has been making rent payments to XXXX who is paying the landlord even though XXXX is not on the lease Borrower Exception Requested: borrower technically lives rent free since he is not on the lease so max LTV is XXXX% Customer Compensating Factors:	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113539	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain documentation reflecting the Borrower as sole shareholder for the business funds that were used for closing/reserves (account ending in XXXX ).				Reviewer Comment (2025-03-26): Proof on XXXX owner provided Seller Comment (2025-03-22): (Rate Lock) Proof XXXX owner	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113518	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property reflects XXXX zoning property with fruit tree orchard, XXXX acres which is ineligible per guidelines.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113529	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		XXXX (XXXX) is missing in the file.				Reviewer Comment (2025-03-24): Employer identification number provided. Exception cleared. Seller Comment (2025-03-22): (XXXX) XXXXprovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113529	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free.	The XXXX is greater than the guideline requirement by XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113529	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower meets XXXX year credit history but does not meet minimum tradeline requirements.	The XXXX is greater than the guideline requirement by XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113529	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note in file is not signed by the borrower as an individual as required by guidelines.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-03-31): Client elects to waive with compensating factors. Seller Comment (2025-03-26): (XXXX) Provided exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113528	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower acting as own Real Estate Agent and wishing to use Commission for down payment.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. FICO of XXXX.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113528	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Borrower does not meet maximum LTV of XXXX % for a First-Time Homebuyer living rent free.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. FICO of XXXX.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113528	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Borrower does not meet maximum LTV of XXXX % for a First-Time Homebuyer living rent free.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. FICO of XXXX.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113560	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2025-04-15): Policy reflects actual loss sustained, exception cleared. Seller Comment (2025-04-11): (XXXX) Page XXXX shows XXXX Actual XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113560	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	- Open Tradelines: XXXX	Borrower meets XXXX yr history but does not meet minimum tradeline.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX is greater than the guideline requirement by XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX XXXX: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113560	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Borrower is living rent free - but owns subject property free and clear	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX is greater than the guideline requirement by XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX XXXX: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113433	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank XXXX ): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide Right to Receive a Copy of appraisal.				Reviewer Comment (2025-04-15): Disclosure provided and tracking, system cleared. Seller Comment (2025-04-11): Unified Business Purpose Disclosure Seller Comment (2025-04-11): Providing Disclosure Tracking Details Report confirming our Unified Business Purpose Disclosure that includes XXXX-Right to receive copy of appraisal with in XXXX days of application to clear.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113530	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX . Prepay language states prepay will not exceed maximum permitted by applicable law.	No prepayment penalties are permissible in the state ofXXXX . Prepay language states prepay will not exceed maximum permitted by applicable law.				Reviewer Comment (2025-03-31): Waived per client request Seller Comment (2025-03-27): (XXXX) XXXX accepts the XXXX and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property had been listed for sale and was taken off the market on XXXX after application date of XXXX , not allowed by guidelines.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-03-25): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		NSFs in the past XXXX months exceed maximum allowable of XXXX .	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-03-25): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property acreage exceeds maximum allowable of XXXX acres.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-03-25): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113530	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-02): Exception Cleared - XXXX information for borrowing entity is already in fraud report associated the same. Seller Comment (2025-04-02): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113563	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: XXXX income is paid to the borrower&XXXX ;XXXX. Unable to document with transcripts due to the income being paid to the business.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113563	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: To use additional 1099 income paid to the borrower that is not in the same field.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113563	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: XXXX XXXX transcript not yet available to for additional XXXX paid to borrower in different field.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113409	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: Property is located in a XXXX Disaster area and has not been inspected.		Disaster Name:XXXX Disaster Declaration Date: XXXX Disaster End Date: XXXX				Reviewer Comment (2025-03-09): Appraisal/CDA provided. Seller Comment (2025-03-05): (XXXX) Please see attached XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	4350113409	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal report is missing from the loan file.				Reviewer Comment (2025-03-09): Appraisal provided. Seller Comment (2025-03-05): (XXXX) Please see attached XXXX	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	4350113409	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: XXXX		The Appraisal report is missing from the loan file.				Reviewer Comment (2025-03-09): Appraisal/CDA provided. Seller Comment (2025-03-05): (XXXX) Please see attached XXXX	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	4350113409	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		The fully executed Purchase Agreement is missing from the loan file.				Reviewer Comment (2025-03-09): Purchase agreement provided. Seller Comment (2025-03-05): (XXXX) Please see attached XXXX	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	4350113409	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is missing secondary valuation product required for securitization.						Reviewer Comment (2025-03-09): Appraisal/CDA provided. Seller Comment (2025-03-05): (XXXX) Please see attached XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			D	A		N/A	No
XXXX	XXXX	XXXX	4350113535	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage for Hazard Insurance Please provide the most recent HOI Policy or Replacement Cost Estimator as the amount is insufficient.				Reviewer Comment (2025-03-27): Replacement Cost Estimator document received and associated. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113535	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	The required amount of reserves is XXXX months. The Borrowers calculated reserves are XXXX months.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors. Seller Comment (2025-03-31): (XXXX) exception provided Reviewer Comment (2025-03-27): Please provide additional funds to meet reserve requirement, Exception remains. Seller Comment (2025-03-26): (XXXX)XXXX months reserves XXXX cash to closeXXXX verifiedXXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113535	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The required amount of reserves is XXXX months. The Borrowers calculated reserves are XXXX months.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-02): Client elects to waive with compensating factors. Seller Comment (2025-03-31): (XXXX) exception provided Reviewer Comment (2025-03-27): Please provide additional funds to meet reserve requirement, Exception remains. Seller Comment (2025-03-26): (XXXX) XXXX months reservesXXXX cash to close XXXX verifiedXXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113562	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX (Subject XXXX) discrepancy.	Calculated XXXX (Subject XXXX) of XXXX does not meet Guideline XXXX (Subject XXXX) XXXX.	Minimum XXXX is XXXX as per guidelines subject XXXX is XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Seasoned Borrower/Investor whose experience exceeds XXXX completed projects.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-04-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113517	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- XXXX	Provide a Business narrative form of the business XXXX .	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. FICO XXXX.	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-22): (XXXX) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113517	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	LTV exceeds max of XXXX% for a first-time investor.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. FICO XXXX.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113517	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	LTV exceeds max of XXXX% for a first-time investor.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. FICO XXXX.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113517	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business narrative form is missing from file.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. FICO XXXX.	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-22): (XXXX) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113531	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX (Subject XXXX) discrepancy.	Calculated XXXX (Subject XXXX) of XXXX does not meet Guideline XXXX (Subject XXXX) XXXX.	Lender requested an exception which was approved to XXXX score below XXXX(.XXXX).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX year PPP	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors. Seller Comment (2025-03-22): (XXXX) updated XXXX provided Reviewer Comment (2025-03-19): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113531	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-04-17): XXXX provided reflecting alerts addressed, exception cleared. Seller Comment (2025-04-14): (XXXX) XXXXprovided Reviewer Comment (2025-04-04): The XXXX provided does not reflect the red flags as cleared. Seller Comment (2025-04-02): (XXXX) XXXX references XXXX and red flags are regarding this Reviewer Comment (2025-03-31): No documentation uploaded addressing the red flags on the fraud report. Seller Comment (2025-03-26): (XXXX) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113531	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2025-03-24): Replacement cost estimator provided. Exception cleared. Seller Comment (2025-03-22): (XXXX) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification and a verification of business within XXXX days prior to the note date is missing from the loan file. ****UPDATE XXXX - Borrower's ownership percentage provided. Verification of business within XXXX days prior to the note date is remains missing from the loan file.	Reviewer Comment (2025-03-25): Waived per client request

Reviewer Comment (2025-03-24): Regrade to XXXX  based on post-close lender exception.

Seller Comment (2025-03-21): ATTACHED

Reviewer Comment (2025-03-18): Please provide Lender Exception form showing exceptions to be waived and Compensating Factors.

Seller Comment (2025-03-14): Lender accepts findings

Reviewer Comment (2025-03-12): Officers are not required to be owners. Need ownership verification.

Seller Comment (2025-03-12): Please see the XXXX party XXXX print out and the XXXX party XXXX  report which shows that the borrower is the only person listed as the sole officer/director for the business

Reviewer Comment (2025-03-11): Provided documentation reflects borrower as registered agent and president/officer but does not reflect ownership as an owner or member.

Seller Comment (2025-03-07): attached

Reviewer Comment (2025-03-07): Provided documentation reflects borrower as registered agent and president but does not reflect ownership as an owner or member. The XXXX look up is not dated to be used as verification of the business. Exceptions remain.

Seller Comment (2025-03-05): attached
																			XXXX	XXXX	XXXX	2	B	B	C	B	B	B	C	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership percentage in the business used for income qualification and a verification of business within XXXX days prior to the note date is missing from the loan file. ****UPDATE XXXX - Borrower's ownership percentage provided. Verification of business within XXXX days prior to the note date is remains missing from the loan file.	Reviewer Comment (2025-03-19): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-18): Please provide Lender Exception form showing exceptions to be waived and Compensating Factors.

Seller Comment (2025-03-14): Lender accepts findings

Reviewer Comment (2025-03-12): Officers are not required to be owners. Need ownership verification.

Seller Comment (2025-03-12): Please see the XXXX party XXXX print out and the XXXX party XXXX report which shows that the borrower is the only person listed as the sole officer/director for the business

Reviewer Comment (2025-03-11): Provided documentation reflects borrower as registered agent and president/officer but does not reflect ownership as an owner or member.

Seller Comment (2025-03-10): attached - dated

Reviewer Comment (2025-03-07): Provided documentation reflects borrower as registered agent and president but does not reflect ownership as an owner or member. The XXXX look up is not dated to be used as verification of the business. Exceptions remain

Seller Comment (2025-03-05): attached
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113426	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification and a verification of business within XXXX days prior to the note date is missing from the loan file. ****UPDATE XXXX - Borrower's ownership percentage provided. Verification of business within XXXX days prior to the note date is remains missing from the loan file.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-19): Lender Exception with Compensating Factors provided. Alternate documentation used.

Reviewer Comment (2025-03-18): Please provide Lender Exception form showing exceptions to be waived and Compensating Factors.

Seller Comment (2025-03-14): Lender accepts findings.

Reviewer Comment (2025-03-13): Borrower's ownership percentage provided. Verification of business within XXXX days prior to the note date is remains missing from the loan file.

Seller Comment (2025-03-12): attached

Reviewer Comment (2025-03-12): Officers are not required to be owners. Need ownership verification.

Seller Comment (2025-03-12): Please see the XXXX party XXXX print out and the XXXX party XXXX report which shows that the borrower is the only person listed as the sole officer/director for the business

Reviewer Comment (2025-03-11): Provided documentation reflects borrower as registered agent and president/officer but does not reflect ownership as an owner or member.

Seller Comment (2025-03-07): attached

Reviewer Comment (2025-03-07): Provided documentation reflects borrower as registered agent and president but does not reflect ownership as an owner or member. The XXXX look up is not dated to be used as verification of the business. Exceptions remain

Seller Comment (2025-03-05): uploaded to other exceptions
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification and a verification of business within XXXX days prior to the note date is missing from the loan file. ****UPDATE XXXX - Borrower's ownership percentage provided. Verification of business within XXXX days prior to the note date is remains missing from the loan file.	Reviewer Comment (2025-03-25): Waived per client request

Reviewer Comment (2025-03-24): Regraded toXXXX  based on post-close lender exception.

Seller Comment (2025-03-21): ATTACHED

Reviewer Comment (2025-03-18): Please provide Lender Exception form showing exceptions to be waived and Compensating Factors.

Seller Comment (2025-03-14): Lender accepts findings

Reviewer Comment (2025-03-12): Officers are not required to be owners. Need ownership verification.

Seller Comment (2025-03-12): Please see the XXXX party XXXX rint out and the XXXX party XXXX report which shows that the borrower is the only person listed as the sole officer/director for the business

Reviewer Comment (2025-03-11): Provided documentation reflects borrower as registered agent and president/officer but does not reflect ownership as an owner or member.

Seller Comment (2025-03-07): Please see the XXXX party XXXX print out and the XXXX party XXXXXXXX report which shows that the borrower is the only person listed as the sole officer/director for the business

Reviewer Comment (2025-03-07): Provided documentation reflects borrower as registered agent and president but does not reflect ownership as an owner or member. The XXXX look up is not dated to be used as verification of the business. Exceptions remain

Seller Comment (2025-03-05): uploaded with other exceptions
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113413	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-07): Provided. Seller Comment (2025-04-03): (XXXX) See attached XXXX search	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant three (XXXX) business days prior to consummation.					Reviewer Comment (2025-04-24): Client elects to Waive. Seller Comment (2025-04-22): (Rate Lock) LEnder accepts the XXXX and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113602	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the ownership percentage in the business used for income as operating agreement does not reflect that the borrowers are XXXX% owners. The loan file is missing a statement for REO property XXXX XXXX to verify property charges.				Reviewer Comment (2025-04-24): Final CD provided from refinance. Seller Comment (2025-04-22): (Rate Lock) CPA and REO docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113559	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	File is missing signed CPA letter confirming withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations/ Cash Flow Analysis/Other Underwriter justification for business assets used for XXXX.	Reviewer Comment (2025-04-17): Funds provided from member of XXXX met, exception cleared.

Seller Comment (2025-04-14): (Rate Lock) This is not addressed in our guidelines as it's not business income being considered, so we defer to FNMA per guides. FNMA does not require this.

Reviewer Comment (2025-04-10): Exception Remains - Please refer section XXXX Business Assets. Provide CPA letter confirming withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations for business XXXX

Seller Comment (2025-04-09): (Rate Lock) Please refer to section XXXXBusiness Assets. No mention of negative impact, as we are not relying on these for income qualification.

Reviewer Comment (2025-04-09): According to 1003 funds from business bank account from XXXX has been used, and we are also missing the CPA letter confirming there would be no negative impact if funds withdrawn from account. Evidence of Access to fund document is not available in file. Exception Remains.

Seller Comment (2025-04-08): (Rate Lock) XXXXhas nothing to do with the income we are using so we don't care about impact. We're using completely different income to qualify.? XXXX is just a source of assets for closing. ?
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113559	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Additional Borrower does not meet guidelines maximum DTI of XXXX% for a borrower living rent-free.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-07): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113559	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	File is missing signed CPA letter confirming withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations/ Cash Flow Analysis/Other Underwriter justification for business assets used for XXXX.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-17): Funds provided from member of XXXXmet, exception cleared.

Seller Comment (2025-04-14): (Rate Lock) This is not addressed in our guidelines as it's not business income being considered, so we defer to FNMA per guides. FNMA does not require this.

Reviewer Comment (2025-04-10): Exception Remains - Please refer section XXXX Business Assets. Provide CPA letter confirming withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations for business XXXX

Seller Comment (2025-04-09): (Rate Lock) Please refer to section XXXX Business Assets. No mention of negative impact, as we are not relying on these for income qualification.

Reviewer Comment (2025-04-09): According to 1003 funds from business bank account from XXXX has been used and we are also missing the CPA letter confirming there would be no negative impact if funds withdrawn from account. Evidence of Access to fund document is not available in file. Exception Remains.

Seller Comment (2025-04-08): (Rate Lock)XXXX has nothing to do with the income we are using so we don't care about impact. We're using completely different income to qualify.? XXXX is just a source of assets for closing. ?
																			XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113559	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow a party listed on bank account not to be included as borrower on the loan. Personal bank accounts used for income. Borrower is paid XXXXincome into a joint account with spouse. Spouse is not on the loan.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Reserves: XXXX Guideline Requirement: XXXX Combined Loan to Value: XXXX% Guideline Maximum Combined Loan to Value: XXXX% Loan to Value: XXXX% Guideline Maximum Loan to Value: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-07): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113522	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business XXXXdays from the note date as required by guidelines. The loan file is missing verification of two self employment history as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Used current paystubs to validate business at time of closing.	XXXX	Reviewer Comment (2025-03-22): Lender Exception with Compensating Factors. Seller Comment (2025-03-19): (Rate Lock) Added to exception please review Reviewer Comment (2025-03-18): Business verification document is required to be dated within XXXX days prior to closing, exception remains.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Assets in file are insufficient to cover reserves. POC of $XXXXwas not documented.				Reviewer Comment (2025-04-11): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-10): Lender exception provided but there are no comp factors listed in order to waive reserve requirement. Seller Comment (2025-04-08): (Rate Lock) Exception added please review	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Assets in file are insufficient to cover reserves. POC of $XXXXwas not documented.				Reviewer Comment (2025-04-11): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-10): Lender exception provided but there are no comp factors listed in order to waive reserve requirement. Seller Comment (2025-04-08): (Rate Lock) Exception added please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113585	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Assets in file are insufficient to cover reserves. POC of $XXXXwas not documented.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has real estate investment experience as seasoned investor with more than XXXX properties with XXXX.	XXXX	Reviewer Comment (2025-04-11): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-10): Lender exception provided but there are no comp factors listed in order to waive reserve requirement. Seller Comment (2025-04-08): (Rate Lock) Exception added please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113585	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets in file are insufficient to cover reserves. POC of $XXXXwas not documented.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has real estate investment experience as seasoned investor with more than XXXX properties with XXXX.	XXXX	Reviewer Comment (2025-04-11): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-10): Lender exception provided but there are no comp factors listed in order to waive reserve requirement. Seller Comment (2025-04-08): (Rate Lock) Exception added please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Assets in file are insufficient to cover reserves. POC of $XXXXwas not documented.				Reviewer Comment (2025-04-11): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-04-10): Lender exception provided but there are no comp factors listed in order to waive reserve requirement. Seller Comment (2025-04-08): (Rate Lock) Exception added please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113520	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved to-Subject property is in a resort development and mandated as a short-term rental via a central XXXX system thru the developments site XXXX. Zoning is Exclusive XXXX Use yet property itself has no acreage or agricultural use. The development does have rec facilities for XXXX and XXXX center. All comps support subject but are all within the same development. Value and price is below the low end for the entire area but priced accordingly with all units within the ;XXXX; phase of the XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113520	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-17): 1008 provided addressing red flags.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2025-04-03): Received title commitment document. Exception cleared. Seller Comment (2025-04-02): (Rate Lock) Title provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The homeowner's insurance declarations page in the file verified an effective date of XXXX which is after the consummation date of XXXX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2025-04-03): Hazard Insurance Policy Effective Date is within the disbursement date. Exception cleared. Seller Comment (2025-04-02): (Rate Lock) Nothing needed, as HOI effective date of funding.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Compensating factors do not support downgrading/waiving of the borrower self employed less than XXXX years exception in relation to ATR and credit exception.	Borrower has been employed in the same industry for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors. Seller Comment (2025-04-02): (Rate Lock) Provided with additional XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Compensating factors do not support downgrading/waiving of the borrower self employed less than XXXX years exception in relation to ATR and credit exception.				Reviewer Comment (2025-04-07): Loan is NonQM Seller Comment (2025-04-02): (Rate Lock) Provided with additional XXXX	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Compensating factors do not support downgrading/waiving of the borrower self employed less than XXXX years exception in relation to ATR and credit exception.				Reviewer Comment (2025-04-07): Client elects to waive. Reviewer Comment (2025-04-07): Regraded to XXXX based on pre-closing lender exception with compensating factors. Seller Comment (2025-04-02): (Rate Lock) Provided with additional XXXX	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Compensating factors do not support downgrading/waiving of the borrower self employed less than XXXX years exception in relation to ATR and credit exception.				Reviewer Comment (2025-04-07): Loan is NonQM. Seller Comment (2025-04-02): (Rate Lock) Provided with additional XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113566	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the XXXX in file.	Title Policy Amount is less than the loan amount.				Reviewer Comment (2025-04-11): Client accepts XXXX Seller Comment (2025-04-09): (Rate Lock) Lender accepts XXXX	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113519	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter not provided.				Reviewer Comment (2025-03-13): Closing Protection Letter is not required for XXXXstate. Exception cleared. Seller Comment (2025-03-12): (Rate Lock) XXXX does not have CPL	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113519	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	-	Lease agreement not provided for unit XXXX and unit XXXX.				Reviewer Comment (2025-03-14): Exception cleared with XXXXvacant unit forXXXXunit property. Reviewer Comment (2025-03-13): Required Lease agreement to verify the rent amount for the property. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113540	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-03-31): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113540	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final XXXX does not reflect the gift funds that were transferred at closing.				Reviewer Comment (2025-03-25): XXXX showing gift funds provided Seller Comment (2025-03-22): (Rate Lock) CD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113414	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: XXXX not provided		Missing XXXX for the borrowing entity.				Reviewer Comment (2025-04-08): XXXX provided Seller Comment (2025-04-04): (Rate Lock) See attached XXXXsearch	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113414	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2025-04-08): XXXXprovided Seller Comment (2025-04-04): (Rate Lock) See attached COGS	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113586	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX		Final XXXX is missing.				Reviewer Comment (2025-04-11): Final 1003 received and associated .Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113548	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is a XXXX investment property on XXXX acres.	The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Guidelines Representative FICO: XXXX Representative FICO: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	XXXX	Reviewer Comment (2025-04-01): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113587	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.		Received XXXX letter XXXX) is not dated. Provide the XXXX letter with ownership of the business.				Reviewer Comment (2025-04-14): Evidence of date received and CPA re-verification of authenticity provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113587	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Received XXXX letter (XXXX) is not dated. Provide the XXXX letter with ownership of the business.				Reviewer Comment (2025-04-14): Evidence of date received and CPA re-verification of authenticity provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (XXXX): Originator Loan Designation of Non XXXX does not match Due Diligence Loan Designation of XXXX.	Received XXXX letter (XXXX) is not dated. Provide the XXXX letter with ownership of the business.				Reviewer Comment (2025-04-14): Evidence of date received and CPA re-verification of authenticity provided. Exception cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency -XXXX	Ability to Repay (XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Received XXXX letter (XXXX) is not dated. Provide the XXXX letter with ownership of the business.				Reviewer Comment (2025-04-14): Evidence of date received and CPA re-verification of authenticity provided. Exception cleared. Reviewer Comment (2025-04-11): Screen shot reflects when the letter was received by lender but does not reflect when the CPA prepared the information. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at XXXXrisk.	Received XXXX letter (XXXX) is not dated. Provide the XXXX letter with ownership of the business.				Reviewer Comment (2025-04-14): Evidence of date received and CPA re-verification of authenticity provided. Exception cleared. Reviewer Comment (2025-04-11): Screen shot reflects when the letter was received by lender but does not reflect when the CPA prepared the information. Exception remains	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113422	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Disaster Issue: The most recent valuation inspection is dated prior to the most recent XXXX disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date:XXXX Disaster End Date:XXXX Disaster Name: XXXXAND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX				Reviewer Comment (2025-03-10): Inspection completed after Disaster declaration date, but prior to end date.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113422	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower did not have XXXX months seasoning owning the subject property.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-03-10): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113549	XXXX	XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	XXXX Consent Agreement is missing.	-	Missing electronic consent.				Reviewer Comment (2025-03-27): E-Sign Consent Agreement provided and associated. Exception cleared Seller Comment (2025-03-27): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113588	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXX Initial Closing Disclosure Timing without Waiver	XXXX: Closing Disclosure not provided to Borrower(s) at least three XXXX business days prior to closing.	XXXX provided is not parallel with the initial loan estimate.				Reviewer Comment (2025-04-14): XXXX received disclosure summary is sufficient. Reviewer Comment (2025-04-10): XXXX received disclosure summary, however it doesn't provide information about the list of documents sent to borrower. We are unable to verify if the copy of CD dated XXXX is associated with provided disclosure tracking. Please provide documentation of receipt of CD dated XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113541	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX (XXXX) XXXX.	Calculated XXXX XXXX(XXXX) of XXXX does not meet Guideline XXXX (XXXX) XXXX.	As per the guideline minimum XXXX should be XXXX is required however XXXX and Market XXXX updated correctly.	Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Lender Exception with Compensating Factors. XXXX housing history	XXXX	Reviewer Comment (2025-03-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113589	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Calculated investor qualifying XXXX income of XXXX is less than guideline required XXXX income ofXXXX	Borrower has been employed in the same industry for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	XXXX	Reviewer Comment (2025-04-14): Lender exception with compensating factors. Seller Comment (2025-04-10): (Rate Lock) Please clear Reviewer Comment (2025-04-09): Lender exception with compensating factors. Seller Comment (2025-04-09): Compensating Factors: Using cash out for reserves, very strong LTV and reserves Borrower Exception Requested: Borrowers do not meet residual income requirementXXXX/month residual income, XXXXmonth required)	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113551	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	XXXX Tolerance Violation With Sufficient Cure Provided At Closing	XXXX: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-03-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113429	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	XXXX: Creditor did not provide a copy of revised valuation to applicant three XXXX business days prior to consummation.	Appraisal received to borrower after closing.				Reviewer Comment (2025-04-01): Client elects to waive. Seller Comment (2025-03-28): Elect to waive appraisal delivery and accept grade XXXX to close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113429	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXX Valuations Rule (XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.					Reviewer Comment (2025-04-01): Client elects to waive. Seller Comment (2025-03-28): Elect to waive appraisal delivery and accept grade XXXX to close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113429	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX funds are being used to cover reserve requirement.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. XXXX FICO XXXX housing history	XXXX	Reviewer Comment (2025-03-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113567	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash out transaction. Property listed for sale and removed XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Reserves: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-08): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113567	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Missing Document: XXXX not provided		Missing XXXX for the borrowing entity.				Reviewer Comment (2025-04-10): OFAC document provided. Exception cleared. Seller Comment (2025-04-09): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113567	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX rental income used instead of market rent without a full XXXX months confirmation of receipt.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113552	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: XXXX - XXXX to XXXX XXXX correct loan number isXXXX it was initially input wrong Requesting exception for XXXX acres when XXXX is max.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-03-26): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report is missing.	The qualifying XXXX on the loan is greater than the guideline minimum.	XXXX is XXXX vs the max of XXXX No lates for housing history	XXXX	Reviewer Comment (2025-05-07): Client elects to down grade and waive using compensating factors
XXXX is XXXX vs the max of XXXX
No lates for housing history

Seller Comment (2025-05-05): (Rate Lock) Exception provided

Reviewer Comment (2025-04-17): XXXX signed the Guaranty agreement which states Borrowers are responsible for the Note on the loan.

Reviewer Comment (2025-04-17): error

Reviewer Comment (2025-04-15): In order to perfect a valid and enforceable first lien, all non-borrowing owners must sign the mini set, including but not limited to the Security Instrument, Closing Disclosure, and the Notice of Right to Cancel (if applicable).

Reviewer Comment (2025-04-15): Note is signed by XXXX, so fraud report is required. Exception remains.

Seller Comment (2025-04-13): (Rate Lock) She is a non-borrowing spouse who has ownership in the company. These are not needed as she is not a borrower
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	XXXX was not checked and required per guidelines.	-	XXXX is missing for XXXX	The qualifying XXXX on the loan is greater than the guideline minimum.	XXXX is XXXX vs the max of XXXX No lates for housing history	XXXX	Reviewer Comment (2025-05-07): Client elects to down grade and waive using compensating factors
XXXX is XXXX vs the max of XXXX
No lates for housing history

Seller Comment (2025-05-05): (Rate Lock) Exception provided

Reviewer Comment (2025-04-17): XXXX signed the Guaranty agreement which states Borrowers are responsible for the Note on the loan.

Reviewer Comment (2025-04-17): error

Reviewer Comment (2025-04-15): Note is signed by XXXX, so OFAC report is required. Exception remains.

Reviewer Comment (2025-04-15): OFAC provided

Seller Comment (2025-04-13): (Rate Lock) She is a non-borrowing spouse who has ownership in the company. These are not needed as she is not a borrower
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Error: Birth Date was not provided	-	XXXX is missing forXXXX	The qualifying XXXX on the loan is greater than the guideline minimum.	XXXX is XXXX vs the max of XXXX No lates for housing history	XXXX	Reviewer Comment (2025-05-07): Client elects to down grade and waive using compensating factors
XXXX is XXXX vs the max of XXXX
No lates for housing history

Seller Comment (2025-05-05): (Rate Lock) Exception provided

Reviewer Comment (2025-04-17): XXXX signed the Guaranty agreement which states Borrowers are responsible for the Note on the loan.

Reviewer Comment (2025-04-17): error

Reviewer Comment (2025-04-15): In order to perfect a valid and enforceable first lien, all non-borrowing owners must sign the mini set, including but not limited to the Security Instrument, Closing Disclosure, and the Notice of Right to Cancel (if applicable).

Reviewer Comment (2025-04-15): Note is signed by XXXX, so final 1003 is required. Exception remains.

Seller Comment (2025-04-13): (Rate Lock) She is a non-borrowing spouse who has ownership in the company. These are not needed as she is not a borrower
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Calculated loan to value percentage of XXXX% exceeds Guideline loan to value percentage of XXXX%.	Miscellaneous Borrower's Experience/Track Record Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX month housing history. Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience.	XXXX	Reviewer Comment (2025-04-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Calculated combined loan to value percentage of XXXX% exceeds Guideline combined loan to value percentage of XXXX%.	Miscellaneous Borrower's Experience/Track Record Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX month housing history. Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience.	XXXX	Reviewer Comment (2025-04-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided	The loan file is missing a credit report for XXXX as she signed the Note and the guarantee agreement.	The qualifying XXXX on the loan is greater than the guideline minimum.	XXXX is XXXX vs the max of XXXX No lates for housing history	XXXX	Reviewer Comment (2025-05-07): Client elects to down grade and waive using compensating factors
XXXX is XXXX vs the max of XXXX
No lates for housing history

Seller Comment (2025-05-05): (Rate Lock) Exception provided

Reviewer Comment (2025-04-17): XXXX signed the Guaranty agreement which states Borrowers are responsible for the Note on the loan.

Reviewer Comment (2025-04-17): error

Reviewer Comment (2025-04-15): In order to perfect a valid and enforceable first lien, all non-borrowing owners must sign the mini set, including but not limited to the Security Instrument, Closing Disclosure, and the Notice of Right to Cancel (if applicable).

Reviewer Comment (2025-04-15): Note is signed by XXXX, so Credit Report is required. Exception remains.

Seller Comment (2025-04-13): (Rate Lock) She is a non-borrowing spouse who has ownership in the company. These are not needed as she is not a borrower
																			XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113603	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrowers did not sign the Note as individuals.	The qualifying XXXX on the loan is greater than the guideline minimum.	XXXX is XXXX vs the max of XXXX No lates for housing history	XXXX	Reviewer Comment (2025-05-07): Client elects to down grade and waive using compensating factors
XXXX is XXXX vs the max of XXXX
No lates for housing history

Seller Comment (2025-05-05): (Rate Lock) Exception provided

Reviewer Comment (2025-04-17): XXXX did not sign the Note as an individual as they signed the Guaranty agreement which states Borrowers are responsible for the Note on the loan.

Seller Comment (2025-04-16): (Rate Lock) exception and OFAC provided

Reviewer Comment (2025-04-15): Page XXXX of the XXXX XXXX guidelines • All borrowers must sign the Note as individuals (the ninth bullet point).

Seller Comment (2025-04-13): (Rate Lock) File closed XXXX guides this is not a requirement
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113553	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: XXXX Borrower had mortgage modification and unable to document the inception date; however, mortgage was released XXXX which is almost at XXXX and would meet the guideline.	The representative FICO score exceeds the guideline minimum by at least XXXX points. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Guidelines Representative FICO: XXXX Representative FICO: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	XXXX	Reviewer Comment (2025-04-01): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113553	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (XXXX): Creditor did not provide a copy of each valuation to applicant XXXXXXXX business days prior to consummation.	Verification appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-04-07): Client elects to waive. Seller Comment (2025-04-03): (Rate Lock) Lender accepts the XXXX and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113553	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXX Lender Credit Tolerance Violation Without Sufficient Cure Provided	XXXX:XXXX Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Lender Credits in the amount of XXXX was not disclosed to borrower until final CD. No valid change in circumstance or cure for borrower provided.	Reviewer Comment (2025-04-10): XXXX received LOE in lieu of COC and as per exception letter approved on XXXX.

Seller Comment (2025-04-09): (Rate Lock) The XXXX states the loan program was changed to the Exception program; this is the reason for the pricing update. This is a valid XXXX please clear.

Reviewer Comment (2025-04-04): XXXX received LOE for Investor exception, but it does not give sufficient information what was the exception and how if affects pricing. In order to determine if the changed circumstance is valid more information is necessary on reason lender credit reduced and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The loan program used was a No Score loan. The FACTA disclosure is missing from the loan file.				Reviewer Comment (2025-03-24): Client elects to waive. Seller Comment (2025-03-21): Please waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule XXXX: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Evidence of the Right to Receive Appraisal closure provided to Borrower at least threes days from application is missing from the loan file.				Reviewer Comment (2025-03-24): Client elects to waive. Seller Comment (2025-03-21): See attached appraisal delivery tracking	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113590	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Borrower Exception Requested: for max LTV for purchase w/XXXX below XXXX isXXXX,XXXX LTV requested.Compensating factors provided do not support downgrading/waiving of the exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Reserves: XXXX Guideline Requirement: XXXX XXXX FICO - at least XXXX points higher than guideline minimum. XXXX housing history	XXXX	Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors. Seller Comment (2025-04-11): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113590	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Borrower Exception Requested: for max CLTV for purchase w/ XXXX below XXXX isXXXX,XXXX CLTV requested. Compensating factors provided do not support downgrading/waiving of the exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Reserves: XXXX Guideline Requirement: XXXX XXXX FICO - at least XXXX points higher than guideline minimum. XXXX housing history	XXXX	Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors. Seller Comment (2025-04-11): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113590	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested for Borrower is a XXXX time investor purchasing a XXXX unit property with XXXX below XXXX.Compensating factors provided do not support downgrading/waiving of the exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous Miscellaneous	Reserves: XXXX Guideline Requirement: XXXX XXXX FICO - at least XXXX points higher than guideline minimum. XXXX housing history	XXXX	Reviewer Comment (2025-04-15): Lender Exception with Compensating Factors. Seller Comment (2025-04-11): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113554	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule XXXX: Borrower waived right to receive a copy of the appraisal at least XXXX business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-04-02): Lender acknowledges exception. Reviewer Comment (2025-04-01): Appraisal Delivery Receipt is required to clear this condition. - Exception Remains. Seller Comment (2025-03-31): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113554	XXXX	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	- Housing history reflects a total of XXXX reported late payments.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has owned the subject property for at least XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

															The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-28): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113604	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a XXXX time investor and first time homebuyer which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-04-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113604	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		VOR In file is from a private XXXX and the loan file does not contain bank statements or cancelled checks to verify rental payments as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-04-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113604	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX						Reviewer Comment (2025-04-24): 1003 provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID:XXXX		Collateral Underwriter Risk Score is XXXX. Secondary valuation is missing in file.				Reviewer Comment (2025-04-21): CDA desk review provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Bank statement to verify XXXX shown on XXXX was not provided in file.				Reviewer Comment (2025-04-17): Exception Clear - Received bank statement and Seller CD for the sold property and updated the clarity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Borrower does not meet minimum FICO score ofXXXX with LTV of XXXX				Reviewer Comment (2025-04-21): System cleared. Exception for XXXX and not XXXX score. Seller Comment (2025-04-21): (Rate Lock) The exception was approved for XXXX XXXX - this was requested due to FICO - please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception to allow a Gift Of Equity from the business owned by the borrower and coborrower. Gift of Equity is covering the XXXX Down Payment.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous Miscellaneous	DTI of XXXX% is less than XXXX% allowed. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	File contains final Closing Disclosure only, XXXX XXXX business days prior to closing requirement not met.				Reviewer Comment (2025-04-25): XXXX received initial CD. Reviewer Comment (2025-04-22): XXXX received XXXX. However, we would require initial CD three days prior to closing date. Since the disclosure tracking present in the file states CD dated XXXX were sent to the borrower. Kindly provide initial CD XXXXdays prior to closing date.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.	Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-22): XXXX received a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business.				Reviewer Comment (2025-04-21): Cash flow analysis provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay XXXX: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business, and bank statement to verify XXXX shown on XXXX was not provided in file.				Reviewer Comment (2025-04-21): Cash flow and bank statements provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business, and bank statement to verify XXXX shown on 1003 was not provided in file.				Reviewer Comment (2025-04-21): Cash flow and bank statements provided, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for a non-arms' length transaction. Coborrower is a realtor and is the selling and listing agent on this transaction.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous Miscellaneous	DTI of XXXX% is less than XXXX% allowed. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-21): Missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business Reviewer Comment (2025-04-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business, and bank statement to verify XXXX shown on 1003 was not provided in file.				Reviewer Comment (2025-04-21): Cash flow analysis provided, exception cleared. Reviewer Comment (2025-04-21): Missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business Reviewer Comment (2025-04-17): Exception Remains - Received bank statement and Seller CD for the sold property and updated the clarity. Still file is missing cash flow analysis/CPA letter indicating withdrawal of funds from XXXX will not negatively impact the business	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay XXXX: Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business, and bank statement to verify XXXX shown on 1003 was not provided in file.				Reviewer Comment (2025-04-21): Cash flow and bank statements provided, system cleared. Reviewer Comment (2025-04-17): Exception Remains - Received bank statement and Seller CD for the sold property and updated the clarity. Still file is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide CD from the sale of XXXXproperty, or include debt in borrower's ratios. If including in ratios, provide documents evidencing PITIA. XXXX reflects Pending Sale and there is a purchase contract in file but no CD/HUD.				Reviewer Comment (2025-04-21): Seller CD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Payment history for the sellers mortgage provided, however there is no evidence of the required monthly payment amount. Provide a copy of the Note or mortgage statement showing required payment. No VOM in file reflecting XXXX				Reviewer Comment (2025-04-21): XXXX and interest payment history provided, exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CPA letter only verifies the Year, not the month or day. Provide borrower's business license, fictitious name registration, opening of business bank account, or equivalent showing start date. Unable to confirm XXXX of business existence and borrower self employment forXXXX				Reviewer Comment (2025-04-21): SOS provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.		Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous Miscellaneous Miscellaneous	DTI of XXXX% is less than XXXX% allowed. XXXX month housing history. XXXX income not being used to qualify	XXXX	Reviewer Comment (2025-04-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113605	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.		Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous Miscellaneous Miscellaneous	DTI of XXXX% is less than XXXX% allowed. XXXX month housing history. XXXX income not being used to qualify	XXXX	Reviewer Comment (2025-04-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113568	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide tax and hazard insurance documentation for property XXXX				Reviewer Comment (2025-04-14): CD provided, exception cleared. Seller Comment (2025-04-10): (Rate Lock) This is not needed. We can use the estimated amounts, and pad the fees so we would be accounting for a sufficient amount. Reviewer Comment (2025-04-10): Please provide tax and insurance document to verify the amount respectively, Exception remains. Seller Comment (2025-04-09): (Rate Lock) REO CDs provided in which the estimated taxes. HOI utilized. UW padded the number the borrower qualified with, so this would be acceptable	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113568	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide tax and hazard insurance documentation for property XXXX				Reviewer Comment (2025-04-14): CD provided, exception cleared. Seller Comment (2025-04-10): (Rate Lock) This is not needed. We can use the estimated amounts, and pad the fees so we would be accounting for a sufficient amount. Reviewer Comment (2025-04-10): Please provide tax and insurance document to verify the amount respectively, Exception remains. Seller Comment (2025-04-09): (Rate Lock) REO CDs provided in which the estimated taxes. HOI utilized. UW padded the number the borrower qualified with, so this would be acceptable	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113568	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Provide tax and hazard insurance documentation for property XXXX	Reviewer Comment (2025-04-14): Exception History - XXXX
Please provide tax and insurance documents to verify accurate value to clear this condition. - Exception Remains.

Reviewer Comment (2025-04-14): CD provided, exception cleared.

Seller Comment (2025-04-10): (Rate Lock) This is not needed. We can use the estimated amounts, and pad the fees so we would be accounting for a sufficient amount.

Reviewer Comment (2025-04-10): Please provide tax and insurance document to verify the amount respectively, Exception remains.

Seller Comment (2025-04-09): (Rate Lock) REO CDs provided in which the estimated taxes. HOI utilized. UW padded the number the borrower qualified with, so this would be acceptable
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113568	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for file is cashout refinance, and borrower is only XXXX% owner of XXXX that title is currently vested in another XXXX As per review of guidelines borrower should be XXXX% owner.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113568	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for both borrowers' business is from commercial real estate and as per guideline commercial real estate income is ineligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113568	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing OFAC for the borrowing entity.				Reviewer Comment (2025-04-10): Received OFAC for borrowing entity, Exception cleared. Seller Comment (2025-04-09): (Rate Lock) PRovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113423	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for gift funds being allowed for reserves.	Miscellaneous Miscellaneous Miscellaneous Borrower's Experience/Track Record	XXXX FICO vs minimum XXXX Credit depth with XXXX total tradelines, XXXX mortgages, all XXXX. XXXX housing history Borrower's Experience/Track Record. The borrower has: XXXX Years of Experience. Currently holds XXXX Properties and has Completed XXXX Properties.	XXXX	Reviewer Comment (2025-03-25): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-03-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113616	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Hazard Insurance for Borrower XXXX Primary residence - XXXX is missing.				Reviewer Comment (2025-05-01): Received hazard insurance policy in trailing docs. Seller Comment (2025-04-29): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113616	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The income analysis was based on the borrowers owning XXXX% of the business when each only owns XXXX per CPA letter in file.				Reviewer Comment (2025-05-01): Received updated UW worksheet in trailing docs. Seller Comment (2025-04-29): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113556	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2025-04-07): Exception Cleared - Received HOA Docs and Insurance Verification for REO property XXXX associated the same and data updated as per provided documents. Reviewer Comment (2025-04-01): Received document is not acceptable and Mortgage statement received does not includes escrow . We would require Insurance and HOA document . Exception remains	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113556	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Insurance and HOA verifications are missing for XXXX.				Reviewer Comment (2025-04-07): Exception Cleared - Received HOA Docs and Insurance Verification for REO property XXXX associated the same and data updated as per provided documents. Reviewer Comment (2025-04-01): Received document is not acceptable and Mortgage statement received does not includes escrow . We would require Insurance and HOA document . Exception remains	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113434	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Require XXXX-month bank statement as verified from guidelines.				Reviewer Comment (2025-04-24): Bank statement provided, exception cleared. Seller Comment (2025-04-21): Second bank statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- XXXX	Insurance Verification missing on file	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	XXXX	Reviewer Comment (2025-04-15): Lender exception with compensating factors. Seller Comment (2025-04-11): (Rate Lock) CFs provided Reviewer Comment (2025-04-09): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Review to not obtain PITIA on borrower's XXXXwithout additional documentaion and XXXXMortgage payment. Property located on XXXXXXXX in the XXXX but no evidence provided of this. UW qualified extra conservatively at $XXXX/Month for TIA (XXXXstates this needs to be fully documented)	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	XXXX	Reviewer Comment (2025-04-15): Lender exception with compensating factors. Seller Comment (2025-04-11): (Rate Lock) CFs provided Reviewer Comment (2025-04-09): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of XXXX does not match Due Diligence Loan Designation of ATR Risk.	review to not obtain PITIA on borrower's XXXXwithout additional documentation and XXXX Mortgage payment. This XXXX in the XXXX XXXXs but they are not providing evidence of this. UW qualified extra conservatively at $XXXX/Month for XXXX(XXXX states this needs to be fully documented)				Reviewer Comment (2025-04-15): Lender exception with compensating factors, system cleared. Seller Comment (2025-04-11): (Rate Lock) CFs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	review to not obtain PITIA on borrower's XXXXwithout additional documentation and XXXXMortgage payment. This XXXX in the XXXX XXXXs but they are not providing evidence of this. UW qualified extra conservatively at $XXXX/Month for XXXX(XXXXstates this needs to be fully documented)				Reviewer Comment (2025-04-15): Lender exception with compensating factors, system cleared. Seller Comment (2025-04-11): (Rate Lock) CFs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $XXXX on Loan Estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-04-10): (Rate Lock) XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:XXXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $XXXX on Loan Estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-10): XXXX received a valid COC. Seller Comment (2025-04-10): (Rate Lock) CIC provided showing changes and comments from LO asking to switch comp and date indicated when the lender was made aware.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXXPercent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee was last disclosed as $XXXX on Loan Estimate but disclosed as $XXXXon Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower				Reviewer Comment (2025-04-10): XXXX received a valid COC. Seller Comment (2025-04-10): (Rate Lock) CIC provided showing changes and comments from LO asking to switch comp and date indicated when the lender was made aware.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	review to not obtain PITIA on borrower's XXXX without additional documentation and XXXX Mortgage payment. This XXXX in the XXXX XXXXs but they are not providing evidence of this. UW qualified extra conservatively at $XXXX/Month for XXXX (XXXXstates this needs to be fully documented)				Reviewer Comment (2025-04-15): Lender exception with compensating factors, system cleared. Seller Comment (2025-04-11): (Rate Lock) CFs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113592	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XXXX does not specify reason for waiving escrows.				Reviewer Comment (2025-04-11): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-04-10): (Rate Lock) pccd provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113617	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final Application is missing in file.				Reviewer Comment (2025-04-23): 1003 provided, exception cleared. Seller Comment (2025-04-21): (Rate Lock) XXXX LOAN - document provided for information only	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113617	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX (Subject XXXX) discrepancy.	Calculated XXXX (Subject XXXX) of XXXX does not meet Guideline XXXX (Subject XXXX) XXXX.		Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least XXXX points. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113593	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX Hazard Insurance Policy Effective Date is after the disbursement, note or transaction date.				Reviewer Comment (2025-04-14): Hazard insurance policy is effective on disbursement date exception cleared. Seller Comment (2025-04-14): (Rate Lock) Disbursed XXXX therefore this is acceptable; provided final SS showing it disbursed date of effective day Reviewer Comment (2025-04-11): Exception Remains - As per the final CD the disbursement date isXXXX and effective date is post disbursement date. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation. Seller Comment (2025-04-10): (Rate Lock) HOI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113569	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	XXXX(XXXX) Month Bank Statement is Missing in file.				Reviewer Comment (2025-04-04): Account statement received for the month of XXXX. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113569	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided						Reviewer Comment (2025-04-07): XXXX provided Reviewer Comment (2025-04-04): Provided document is XXXX property search. Please provide 1007 Rent Comparison Schedule. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113569	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		XXXX month Bank Statement is missing in file.				Reviewer Comment (2025-04-04): Account statement received for the month of XXXX. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113569	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		XXXX month Bank Statement is missing in file.				Reviewer Comment (2025-04-04): Account statement received for the month of XXXX. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113606	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception As per CPA letter borrower directly is XXXX% owner of the business used. Borrower then has XXXX% ownership in an S-corp (XXXX) that has XXXX% ownership in the business used. Borrower essentially has XXXX% total ownership in the business.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113606	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant three (XXXX) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-04-21): Lender elects to waive. Seller Comment (2025-04-17): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113458	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide approval reflecting what matrix was used for qualification.				Reviewer Comment (2025-03-25): XXXXs used. Seller Comment (2025-03-25): Please review to XXXXXXXXs. Reviewer Comment (2025-03-24): Loans reviewed to individual Seller Guidelines. XXXX Guidelines must be used for reviews. Seller Comment (2025-03-20): Please underwrite to XXXX XXXXs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113459	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Homeowners insurance policy has an effective date of XXXX and the loan disbursed on XXXX.				Reviewer Comment (2025-03-19): Hazard insurance is effective on disbursement date exception cleared. Seller Comment (2025-03-18): Please see attached certified final settlement statement reflecting the loan closed and disbursed on XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113459	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1008 does not reflect what guidelines were used for qualification.				Reviewer Comment (2025-03-20): Used XXXX guidelines. Seller Comment (2025-03-18): Please underwrite to your guideline.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113607	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		1003 Final is not provided in file				Reviewer Comment (2025-04-22): Lender provided the required XXXX pieces of information, exception cleared. Seller Comment (2025-04-18): (Rate Lock) This is a XXXX loan - no 1003 Reviewer Comment (2025-04-17): Unable to clear this with provided processor certificate. Require final 1003/ credit application. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113608	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The borrower did not sign the Note and the Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-21): Lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113608	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender requested exception for a purchase of an investment property which sits on XXXX parcels and totals XXXX. Per guidelines investment properties are limited toXXXX Subject appears to have a unique nature to it with log home features.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113608	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-04-21): 1008 provided with alerts addressed, exception cleared. Seller Comment (2025-04-17): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113618	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Units XXXX and XXXX are tenant occupied and lease agreements are missing from the loan file.	Reviewer Comment (2025-05-02): Received LOE for lease agreement address in trailing docs.

Seller Comment (2025-05-01): (Rate Lock) LOE provided for property address

Reviewer Comment (2025-05-01): The comparable rent schedule provided does show unitXXXX  to be occupied with lease rent values provided. Lease agreement provided in trailing docs shows a different address from subject property and cannot be used.

Seller Comment (2025-04-29): (Rate Lock) Lease agreement provided for one unit and the appraisal report indicating that XXXX unit of the subject property is vacant while the other unit is occupied. So we will not have an agreement for the vacant unit.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113618	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is only XXXX% owner of the entity the property is vested in when XXXX% is required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying XXXX on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-04-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113618	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying XXXX on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-05-01): Per client, downgrade and waive using comp factors. Seller Comment (2025-04-29): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113618	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Max LTV is XXXX% for aXXXX units with XXXX+ units vacant. Subject LTV is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying XXXX on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-04-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113618	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Max LTV is XXXX % for a XXXX units with XXXX units vacant. Subject LTV is XXXX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying XXXX on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-04-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113619	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX	CalculatedXXXX of XXXX does not meet Guideline XXXX.	Lender Exception Approved XXXX , Calculated XXXX does not meet Guideline XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The representative FICO score exceeds the guideline minimum by at least XXXX points. Miscellaneous	Reserves exceed guidelines by at least XXXX months. LTV is at least XXXX% < the guideline maximum. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-25): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113619	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.	Reserves exceed guidelines by at least XXXX months. LTV is at least XXXX% < the guideline maximum.	XXXX	Reviewer Comment (2025-04-30): Client elects to waive with compensating factors. Seller Comment (2025-04-28): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113431	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2025-04-09): Initial 1003 provided, exception cleared. Seller Comment (2025-04-07): Initial 1003 Seller Comment (2025-04-07): Providing Encompass Disclosure Tracking confirming initial 1003 emailed to borrower, second upload is a copy of the i1003.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113431	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The CPA letter provided for XXXX is not within XXXX days prior to the note date.				Reviewer Comment (2025-04-09): Updated CPA letter provided, exception cleared. Seller Comment (2025-04-07): CPA letterXXXX confirming business is active dated XXXX days prior to close.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113431	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter provided for XXXX is not within XXXX days prior to the note date.				Reviewer Comment (2025-04-09): Updated CPA letter provided, exception cleared. Seller Comment (2025-04-07): CPA letterXXXX confirming business is active dated XXXX days prior to close.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113430	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 is not signed by borrower or Loan originator. Signed Initial 1003 is required.				Reviewer Comment (2025-04-01): Client elects to waive. Seller Comment (2025-03-28): accept level XXXX . Please close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113609	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 not provided in file.				Reviewer Comment (2025-04-24): Lender provided required data points, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113609	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Vacant properties require a XXXX% LTV reduction. Max LTV is XXXX% and subject LTV is XXXX%.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous The qualifying XXXX on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXX month housing history. The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-04-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113609	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Vacant properties require a XXXX% CLTV reduction. Max CLTV is XXXX% and subject LTV is XXXX%.	Borrower has owned the subject property for at least XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Miscellaneous The qualifying XXXX on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. XXXX month housing history. The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-04-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113570	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested to allow XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113594	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:XXXX Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXexceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	XXXX Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXXexceeds tolerance of $-XXXX. No cure provided.				Reviewer Comment (2025-04-11): XXXX received valid COC document	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113594	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Calculated LTV of XXXX% exceeds Guideline LTV percentage of XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Property damage is minor or non-material.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Housing payment history is XXXX or better.	XXXX	Reviewer Comment (2025-04-09): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113594	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Calculated CLTV of XXXX% exceeds Guideline CLTV of XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Property damage is minor or non-material.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. Housing payment history is XXXX or better.	XXXX	Reviewer Comment (2025-04-09): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113571	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	Lender exception requested for the following : As per guideline First Time Home Buyer is eligible up to XXXX% LTV.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113571	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Lender exception requested for the following : per guideline First Time Home Buyer is eligible up to XXXX% CLTV.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113571	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for the following: Borrower is self-employed less than XXXX years. Business started XXXX	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113571	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for VOR less than XXXX Months. XXXX Months Verified.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-04): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113620	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	-	The CPA letter in file is not dated to know when the information was prepared to confirm Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-04-25): Proof of date XXXX letter provided Seller Comment (2025-04-22): (XXXX XXXX proof the XXXX provided the letterXXXX Reviewer Comment (2025-04-17): Received document is just a screen shot of when the letter was provided to XXXXit does not reflect when the XXXXwrote the letter to confirm the XXXXinformation .Exception remains Seller Comment (2025-04-16): (Rate Lock) loe provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113620	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CPA letter in file is not dated to know when the information was prepared to confirm Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-04-25): Proof of date XXXXletter provided Reviewer Comment (2025-04-17): Received document is just a screen shot of when the letter was provided to XXXXit does not reflect when the XXXXwrote the letter to confirm the information .Exception remains Seller Comment (2025-04-16): (Rate Lock) loe provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113620	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CPA letter in file is not dated to know when the information was prepared to confirm Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-04-25): Proof of date XXXXletter provided Seller Comment (2025-04-22): (XXXX XXXXproof the XXXXprovided the letterXXXX Reviewer Comment (2025-04-17): Received document is just a screen shot of when the letter was provided to lender it does not reflect when the CPA wrote the letter to confirm the Borrower's information .Exception remains Seller Comment (2025-04-16): (Rate Lock) loe provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113620	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CPA letter in file is not dated to know when the information was prepared to confirm Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-04-25): Proof of date XXXXletter provided Seller Comment (2025-04-22): (XXXX XXXXproof the XXXXprovided the letter XXXX Reviewer Comment (2025-04-17): Received document is just a screen shot of when the letter was provided to lender it does not reflect when the CPA wrote the letter to confirm the Borrower's information .Exception remains Seller Comment (2025-04-16): (Rate Lock) loe provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113620	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter in file is not dated to know when the information was prepared to confirm Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-04-25): Proof of date XXXXletter provided Seller Comment (2025-04-22): (XXXX) XXXXproof the XXXXprovided the letter XXXX Reviewer Comment (2025-04-17): Received document is just a screen shot of when the letter was provided to lender it does not reflect when the CPA wrote the letter to confirm the Borrower's information .Exception remains Seller Comment (2025-04-16): (Rate Lock) loe provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113581	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower requested exception for being a shareholder under XXXX with XXXX, has worked for them on retainer for years. Borrower is a band member of XXXX shareholder using XXXX Statements to qualify.	Borrower has verified disposable income of at least $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has verified disposable income of at least $XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-04-08): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113581	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure did not disclose why the loan does not have an escrow account.				Reviewer Comment (2025-04-11): XXXXreceived corrected XXXXand XXXX Seller Comment (2025-04-10): (XXXX) XXXXprovided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113581	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower provided XXXX months' housing history whereas XXXX months' history is required.				Reviewer Comment (2025-04-13): XXXXare married housing history verified, exception cleared. Seller Comment (2025-04-10): (XXXX XXXXreflects same addresses for borrower as XXXX. Please clear. Reviewer Comment (2025-04-09): XXXXt and XXXXshowing housing history for XXXX, still required housing history for XXXX. Exception remains. Seller Comment (2025-04-09): (XXXX) XXXXprovided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113581	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		To allow the Borrower to close loan in a XXXX	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has verified disposable income of at least $XXXX.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has verified disposable income of at least $XXXX.	XXXX	Reviewer Comment (2025-04-08): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113581	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		To allow the use of a Power of Attorney (POA) with Title vesting held in a XXXX. XXXX business manager will be attorney-in-fact and signing for our borrower; per guidelines the attorney-in-fact must be a relative.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has verified disposable income of at least $XXXX.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower has verified disposable income of at least $XXXX.	XXXX	Reviewer Comment (2025-04-08): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113432	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXXInitial XXXX Timing without Waiver	XXXX-XXXXIntegrated XXXX: Closing Disclosure not provided to Borrower(s) at least XXXX(XXXX) business days prior to closing.	Final XXXX was provided on closing day XXXX.				Reviewer Comment (2025-04-07): XXXXreceived initial XXXX. Seller Comment (2025-04-07): Please see attached. Initial XXXXsentXXXX Seller Comment (2025-04-07): Please see attached. Initial XXXXsent XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113432	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXX XXXXPercent Tolerance Violation Without Sufficient Cure Provided	XXXX-XXXXIntegrated XXXX: XXXXPercent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	XXXXPercent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXexceeds tolerance of $XXXX. Insufficient or no cure was provided to the XXXX.	Reviewer Comment (2025-04-09): XXXXReceived Valid XXXXalong with XXXX.

Seller Comment (2025-04-08): Please see attached. The discount points were added XXXXXXXXattached and the XXXXagain. See page XXXXof the XXXX.

Seller Comment (2025-04-08): No the fee increased onXXXX attached are the XXXXand the XXXX, please not there are vpages to the XXXXthe second page is the one you are looking for.

Reviewer Comment (2025-04-07): XXXXreceived XXXXdated XXXX whereas the fee increased on XXXXdated XXXX for $XXXX.Kindly provide a valid XXXXfor the fee increased or provide cure docs. Cure documents consist of Post XXXX,XXXX,Copy of refund check and proof of mailing.

Seller Comment (2025-04-07): See attached XXXXand Supporting lender exception
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113432	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial XXXX		Initial XXXXis not signed by XXXXor borrower.				Reviewer Comment (2025-04-09): Lender elects to waive. Seller Comment (2025-04-07): Not required please waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113432	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXXException:		XXXX from XXXXEnrolled agent reviewed returns, did not prepare as requitred. Also signed by individual who did prepare return but is not XXXXor XXXXas required.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower has owned the subject property for at least XXXX years. Documentation Type: XXXX Disposable Income: $XXXX Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-04): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113432	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative XXXXscore discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	XXXXException Requested:Allow using XXXXhigher XXXXof XXXXfor qualifying vs XXXXXXXXXXXXwhich is less than XXXXminimum XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has owned the subject property for at least XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower has owned the subject property for at least XXXX years. Documentation Type: XXXX Disposable Income: $XXXX Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX	XXXX	Reviewer Comment (2025-04-04): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113595	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXXException:		Lender exception approved Non XXXXlength Transaction between father and XXXX. No compensating factors provided to support downgrading/waiving the condition.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying XXXX on the loan is greater than the guideline minimum.	The XXXX of XXXX is greater than the minimum required XXXX of XXXX.	XXXX	Reviewer Comment (2025-04-11): XXXXexception with compensating factors. Seller Comment (2025-04-10): (XXXX) Exception updated please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113557	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative XXXXscore discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Fico of XXXXis less then minimum XXXX. Lender exception with compensating factor. -XXXXless than XXXX -XXXXless than XXXX% -Verified Reserves	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly mortgage payment has decreased by at least XXXX%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. XXXX housing history	XXXX	Reviewer Comment (2025-03-31): XXXXException with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113404	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXXRisk	Ability to Repay (XXXX XXXX): Originator Loan Designation of Non XXXXdoes not match Due Diligence Loan Designation of XXXXRisk.	XXXXdue to XXXXdiscrepancy. Lenders Guideline exceeds the guideline maximum of XXXX%.				Reviewer Comment (2025-05-07): System cleared after XXXXException with Compensating Factors provided. Seller Comment (2025-05-02): (XXXX) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113404	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General XXXXProvision Investor and Non XXXXDTIs match and both significantly exceed Guidelines	Ability to Repay (XXXXXXXX): The XXXXcalculated in accordance with the Lenders Guidelines and XXXX(c)(XXXX) of XXXX% significantly exceeds the guideline maximum of XXXX%. (XXXXException requires compelling compensating factors to consider regrading to XXXX-XXXX.)					Reviewer Comment (2025-05-07): Qualification method changed to reflect greater of the fully indexed rate or the XXXXrate, which was used on the XXXXand results in a XXXXof XXXX%. Seller Comment (2025-05-02): (XXXX) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113404	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	XXXXXXXXPercent Tolerance Violation With Sufficient Cure Provided At Closing	XXXX-XXXXIntegrated Disclosure: XXXXPercent Fee Tolerance exceeded for XXXX Fee. Fee Amount of $XXXXexceeds tolerance of $XXXX. Sufficient or excess cure was provided to the XXXXat Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113404	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Calculated investor qualifying disposable income of $XXXXis less than XXXXrequired disposable income of $XXXX.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly mortgage payment has decreased by at least XXXX%.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Reserves exceed guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-04-23): XXXX exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113404	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching XXXX	Ability to Repay (XXXXXXXX): The Qualification Method used by the lender does not match the XXXXpayment calculation methods under XXXX(c)(XXXX).	XXXXrequires the loan to be qualified based on Fully amortized payment at the greater of the fully indexed or the XXXXrate, to repay the loan over the remaining term after theXXXX period. The loan did not use this qualification method.				Reviewer Comment (2025-05-12): XXXXelects to waive. Seller Comment (2025-05-08): (XXXX) Please waive XXXX	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113404	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non XXXXXXXXmoderately exceeds Guidelines	Ability to Repay (XXXX XXXX): The DTI calculated in accordance with the XXXX(c)(XXXX) of XXXX% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	XXXXqualifying method is Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment after the XXXX period and results in a higher XXXX.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly mortgage payment has decreased by at least XXXX%.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower has been employed in the same industry for more than XXXX years. Borrower has worked in the same position for more than XXXX years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. Reserves exceed guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-05-07): XXXX Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113572	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (XXXXXXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	XXXXdid not provide a copy of each valuation to applicant XXXX business days prior to consummation.				Reviewer Comment (2025-04-24): XXXXelects to waive. Seller Comment (2025-04-21): (XXXX) This is an XXXXplease waive Reviewer Comment (2025-04-17): Delivery of XXXXreport provided. Exception is for delivery of the XXXXas the value was different than the appraisal requiring delivery to the XXXX. Exception remains. Seller Comment (2025-04-14): (XXXX) Please clear Seller Comment (2025-04-14): (XXXX) Proof provided it was recevied and XXXX off by XXXXsame day of delivery cert	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113572	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	XXXX/Guideline Findings: All conditions were not met		Borrower has XXXXXXXXscores and guidelines require at least XXXX(XXXX) tradelines reporting for a minimum of XXXXmonths, with activity in the last XXXXmonths. Borrower has XXXX tradeline active in the past XXXXmonths.	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	Documentation Type: XXXX Disposable Income: $XXXX Borrower has worked in the same position for more than XXXX years. DTI: XXXX% Guideline Maximum DTI: XXXX% The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX	Reviewer Comment (2025-04-07): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113572	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (XXXX XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	No documentation in the file to evidence borrower was provided with a copy of valuation XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-04-14): Receipt of XXXXdelivery provided exception cleared. Seller Comment (2025-04-14): (XXXX) Proof provided it was recevied and XXXX off by XXXXsame day of delivery cert	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113572	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	XXXXXXXXXXXXNon Compliant	Federal Higher-Priced XXXXLoan: XXXXon subject loan of XXXX% or Final Disclosure XXXXof XXXX% is equal to or greater than the threshold of XXXXXXXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced XXXXLoan.	No documentation in the file to evidence borrower was provided with a copy of valuation XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-04-14): Receipt of XXXXdelivery provided exception cleared. Seller Comment (2025-04-14): (XXXX) Proof provided it was recevied and XXXX off by XXXXsame day of delivery cert Reviewer Comment (2025-04-09): Traiking doc does not evidence that borrower was provided with a copy of valuation XXXX(XXXX) business days prior to consummation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113572	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	XXXXXXXXXXXXRule (XXXX XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	No documentation in the file to evidence borrower was provided with a copy of valuation XXXX (XXXX) business days prior to consummation.				Reviewer Comment (2025-04-14): Receipt of XXXXdelivery provided exception cleared. Seller Comment (2025-04-14): (XXXX) Proof provided it was recevied andXXXX off by XXXXsame day of delivery cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113573	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XXXX exceeds Guideline loan to value percentage of XXXX.	XXXXException Requested:. XXXXscore less then XXXXat .XXXX. XXXXat XXXX% when max allowed is XXXX% due to XXXXwhen XXXXis under XXXX. No compensating factors to support downgrading/waiving.	Miscellaneous Borrower's Experience/Track Record	Housing payment history is XXXX or better. Borrower's Experience/Track Record. The borrower hasXXXX Years of Experience. Currently holdsXXXXProperties and has Completed XXXX Properties.	XXXX	Reviewer Comment (2025-04-14): Lender exception with compensating factors. Seller Comment (2025-04-10): (XXXX) XXXXare XXXXXXXXto XXXXexceptions, please advise how many more are needed. Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception Seller Comment (2025-04-07): (XXXX) updated XXXXprovided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113573	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XXXX exceeds Guideline combined loan to value percentage of XXXX.	Borrower Exception Requested:. XXXXscore less then XXXXat .XXXX. XXXXat XXXX% when max allowed is XXXX% due to XXXXwhen XXXXis under XXXX No compensating factors to support downgrading/waiving.	Miscellaneous Borrower's Experience/Track Record	Housing payment history is XXXX or better. Borrower's Experience/Track Record. The borrower hasXXXX Years of Experience. Currently holdsXXXXProperties and has Completed XXXX Properties.	XXXX	Reviewer Comment (2025-04-14): XXXXexception with compensating factors. Seller Comment (2025-04-10): (Rate Lock) There are 4 CFs to 2 exceptions, please advise how many more are needed. Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception Seller Comment (2025-04-07): (XXXX) updated XXXXprovided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113573	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: XXXX (Subject XXXX) discrepancy.	Calculated XXXX (Subject XXXX) of XXXX does not meet Guideline XXXX (Subject XXXX) XXXX.	XXXXscore less then XXXXat .XXXX	Miscellaneous Borrower's Experience/Track Record	Housing payment history is XXXX or better. Borrower's Experience/Track Record. The borrower hasXXXX Years of Experience. Currently holdsXXXXProperties and has Completed XXXX Properties.	XXXX	Reviewer Comment (2025-04-14): XXXXexception with compensating factors. Seller Comment (2025-04-10): (XXXX) There are XXXXXXXXto XXXXexceptions, please advise how many more are needed. Reviewer Comment (2025-04-09): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113596	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		XXXXowns XXXX% of business entity, guidelines require XXXX% ownership for use of business assets, and file is missing XXXX/XXXXletter indicating withdrawal of funds from business XXXX will not negatively impact the business.	The representative FICO score exceeds the guideline minimum by at least XXXX points.	Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-09): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113596	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		XXXXowns XXXX% of business entity, guidelines require XXXX% ownership for use of business assets, and file is missing XXXX/XXXXletter indicating withdrawal of funds from business XXXX will not negatively impact the business.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-09): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113596	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	XXXX/Guideline Findings: All conditions were not met		XXXXowns XXXX% of business entity, guidelines require XXXX% ownership of the entity to be eligible to vest in XXXXXXXX.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-09): XXXX elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113596	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	XXXXdocumentation requirements not met.		XXXXowns XXXX% of business entity, guidelines require XXXX% ownership for use of business assets, and file is missing XXXX/XXXXletter indicating withdrawal of funds from XXXXaccount will not negatively impact the business.	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-09): XXXXelects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113596	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing XXXXfor the borrowing entity.				Reviewer Comment (2025-04-10): XXXXreceived and updated. Exception cleared Seller Comment (2025-04-10): (XXXX) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113611	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final XXXX						Reviewer Comment (2025-04-24): XXXXprovided required data points, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113611	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the XXXX that have not been addressed	-					Reviewer Comment (2025-04-24): XXXXprovided with alerts cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	XXXXException:	XXXXdid not sign the XXXXas an individual as required by guidelines.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least XXXX points.

															Miscellaneous	The qualifying DTI on the loan is at least XXXX less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower signed Guaranty Agreement in file.	XXXX	Reviewer Comment (2025-04-17): XXXXexception with compensating factors. Seller Comment (2025-04-17): (XXXX) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113574	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	XXXXis within XXXXor XXXXand does not reflect a coverage amount (no final XXXX in file). Unable to determine if appropriate XXXXis provided.		XXXX amount is blank.				Reviewer Comment (2025-04-09): XXXXaccepts XXXX. Seller Comment (2025-04-07): (XXXX) Lender accepts the XXXXand wished to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113574	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	XXXXValuations Rule (XXXX XXXX): Creditor did not provide a copy of each valuation to applicant XXXX(XXXX) business days prior to consummation.	Verification XXXXwas delivered to XXXXnot provided in file.				Reviewer Comment (2025-04-09): XXXXaccepts XXXX. Seller Comment (2025-04-07): (XXXX) Lender accepts the XXXXand wished to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113574	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	XXXXXXXXRule: Creditor did not provide Affiliated Business Arrangement XXXXto applicant within XXXX (XXXX) business days of application.	XXXXs not provided within XXXXbusiness days.				Reviewer Comment (2025-04-09): XXXXaccepts XXXX. Seller Comment (2025-04-07): (XXXX) Lender accepts the XXXXand wished to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113574	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	XXXXFinal XXXX Will Not Have Escrow - Reason	XXXX-XXXXIntegrated XXXX- Loan XXXX: Final XXXX provided on XXXXincorrectly disclosed whether the loan will have an XXXX	Final XXXXdoes not indicate the reason for the loan for not having anXXXX.				Reviewer Comment (2025-04-08): XXXXreceived corrected XXXXand XXXX Seller Comment (2025-04-07): (XXXX) XXXXprovided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: XXXXreserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Calculated XXXXmonths reserves of XXXXis less than Guideline XXXXmonths reserves of XXXX. file is missing documentation to verify XXXXof $XXXX.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. DTI below max by XXXX%. Borrower FICO XXXX > XXXX required.	XXXX	Reviewer Comment (2025-05-05): XXXXException with Compensating Factors provided. Reviewer Comment (2025-05-02): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-05-02): (XXXX Please see updated exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least XXXX business days prior to closing.	Loan Estimate issued XXXX was electronically signed on XXXX, less than the required XXXX business days prior to closing.				Reviewer Comment (2025-05-05): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least XXXX business days prior to closing.	Loan Estimate issued XXXX was electronically signed on XXXX, less than the required XXXX business days prior to closing.				Reviewer Comment (2025-05-05): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing XXXX or more guideline components, the loan is at ATR risk.	Waterfall due to insufficient assets for reserves, DTI exceeding guidelines and missing HOA verification for REO property. ****UPDATE XXXX - HOA document received and DTI acceptable. Remaining item is insufficient reserves.				Reviewer Comment (2025-05-05): XXXXcleared after XXXX Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan reflects XXXX NSF/OD within the past XXXX months, max XXXX allowed by guidelines. Borrower was out of country and did not know account was negative until returning.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. DTI below max by XXXX%. Borrower FICO XXXX > XXXX required.	XXXX	Reviewer Comment (2025-05-05): XXXXException with Compensating Factors provided. Reviewer Comment (2025-04-25): Compensating factor listed is XXXX<XXXX% of guideline maximum however, XXXXexceeds guidelines.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the XXXX in file.	Title Policy Amount of $XXXX is less than the note amount of $XXXX.				Reviewer Comment (2025-05-02): XXXXelects to waive. Seller Comment (2025-04-30): (XXXX) accept XXXXas is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to insufficient assets for reserves, DTI exceeding guidelines and missing HOA verification for REO property. ****UPDATE XXXX - HOA document received and DTI acceptable. Remaining item is insufficient reserves.				Reviewer Comment (2025-05-05): XXXXcleared after XXXXException with Compensating Factors provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank XXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing HOA dues for REO property XXXX.				Reviewer Comment (2025-05-05): XXXXcleared after XXXX Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing HOA dues for REO property XXXX.				Reviewer Comment (2025-05-02): XXXXverification provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113622	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Calculated investor qualifying total debt ratio of XXXX% exceeds Guideline total debt ratio of XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Miscellaneous Miscellaneous	Borrower has been employed in the same industry for more than XXXX years. DTI below max by XXXX%. Borrower FICO XXXX > XXXX required.	XXXX	Reviewer Comment (2025-05-05): XXXXException with Compensating Factors provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113598	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113598	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113598	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Borrower does not meet minimum required FICO of XXXX for a purchase with LTV of XXXX%.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX. Miscellaneous	Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than XXXX years. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	No evidence that borrower received a copy of appraisal at least XXXX business days to closing.				Reviewer Comment (2025-05-08): Client elects to waive. Seller Comment (2025-05-05): (Rate Lock) accept XXXX as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Borrower did not indicate the reason for why they will not have an escrow account on page XXXX of the final CD.				Reviewer Comment (2025-05-06): XXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXXX business days prior to closing.	Closing Disclosure not provided to Borrower at least XXXX business days prior to closing.				Reviewer Comment (2025-05-12): XXXX received CD dated XXXX. Seller Comment (2025-05-09): (Rate Lock) ICD sent on XXXX and viewed onXXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113614	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX business days prior to consummation.	File is missing evidence of borrower receipt of appraisal.				Reviewer Comment (2025-04-24): Lender elects to waive. Seller Comment (2025-04-21): (Rate Lock) Lender accepts the XXXX and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower Exception Requested: to proceed with SE with less than a full XXXX year history. Borrower has been XXXX for XXXX months XXXX days with LLC formationXXXX.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified residual income( disposable income) of at least $XXXX per month. Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-07): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113597	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. XXXX valuation is missing. Sec ID: XXXX		XXXX valuation is missing in file.				Reviewer Comment (2025-04-09): CDA is provided exception cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower Exception Requested: To proceed without documented XXXX months of rental payment history for the subject property. Non-borrowing spouse is on the lease agreement instead of borrower.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified residual income( disposable income) of at least $XXXX per month. Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-07): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower Exception Requested: DTI of XXXX% when maximum is XXXX% due to borrower considered living rent free with non-borrowing spouse.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Borrower has been employed in the same industry for more than XXXX years. Borrower has verified residual income( disposable income) of at least $XXXX per month. Borrower has worked in the same position for more than XXXX years. Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-07): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113576	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Condotel Not in a Nationally Recognized luxury hotel chain.	The representative FICO score exceeds the guideline minimum by at least XXXX points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. The qualifying DTI on the loan is at least XXXX less than the guideline maximum.	Guidelines Representative FICO: XXXX Representative FICO: XXXX Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX%	XXXX	Reviewer Comment (2025-04-03): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113576	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Loan file missing secondary valuation or CU score <=XXXX.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX% and $XXXX.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.	Reserves: XXXX Guideline Requirement: XXXX DTI: XXXX% Guideline Maximum DTI: XXXX% Guidelines Representative FICO: XXXX Representative FICO: XXXX	XXXX	Reviewer Comment (2025-04-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113579	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Insurance Verification.				Reviewer Comment (2025-04-13): Insurance verification provided, exception cleared. Reviewer Comment (2025-04-09): Exception Remains - Received Tax verification, Required Mortgage statement for REO property XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113579	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Note signed as authorized person, guidelines require borrower to sign as individual and as an authorized signer of the LLC.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least XXXX points.		XXXX	Reviewer Comment (2025-04-13): Borrower signed Guarantee agreement in file. Seller Comment (2025-04-11): (Rate Lock) Please see exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113579	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Insurance Verification for XXXX.				Reviewer Comment (2025-04-13): Insurance verification provided, exception cleared. Reviewer Comment (2025-04-09): Exception Remains - Loan is Cashout loan however income calculated through bank statement so required CPA letter with stating business funds does not have negative impact if it is used for closing.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113613	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.	XXXX	Reviewer Comment (2025-04-24): Guarantor agreement signed, lender exception with compensating factors. Seller Comment (2025-04-21): (Rate Lock) Please see exception added	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113613	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	-					Reviewer Comment (2025-04-24): XXXX provided with alerts addressed, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Desk Review effective date does not match the Appraisals effective date.				Reviewer Comment (2025-05-02): Received corrected appraisal in trailing docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Lender exception approved for Mid credit score of XXXX which is not listed as an allowable score.	Borrower has been employed in the same industry for more than XXXX years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than XXXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%.

The qualifying DTI on the loan is at least XXXX less than the guideline maximum.

															Miscellaneous	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXXX%. The qualifying DTI on the loan is at least XXXX less than the guideline maximum. XXXX month housing history.	XXXX	Reviewer Comment (2025-04-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - XXXX	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document that the business used for income qualification has been in existence for XXXX years as required by guidelines.				Reviewer Comment (2025-05-08): Business Entity Listing document received with document date. Exception Cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-FrankXXXX): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document that the business used for income qualification has been in existence for XXXX years as required by guidelines.				Reviewer Comment (2025-05-08): Business Entity Listing document received and associated. Exception Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document that the business used for income qualification has been in existence for XXXX years as required by guidelines.				Reviewer Comment (2025-05-02): Received business listing in trailing docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document that the business used for income qualification has been in existence for XXXX years as required by guidelines.				Reviewer Comment (2025-05-02): Received business listing in trailing docs.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	-	Verification for evidence the business has been active for XXXX years was provided but it was not dated. Provide evidence of the date the verification was conducted.				Reviewer Comment (2025-05-08): Business Entity Listing document received with document date. Exception Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113623	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification for evidence the business has been active for XXXX years was provided but it was not dated. Provide evidence of the date the verification was conducted.				Reviewer Comment (2025-05-08): Business Entity Listing document received and associated. Exception Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113447	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor agreement is missing in file for XXXX XXXX XXXX XXXX				Reviewer Comment (2025-04-09): Received Signed Guarantor agreement. Exception Cleared Buyer Comment (2025-04-08): XXXX	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113447	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.		Required standard VOR completed by a professional management company or XXXX months bank statements or canceled checks and a lease agreement to document the term and payment for primary residence.				Reviewer Comment (2025-04-09): Received VOR for primary Property completed by Professional management Company. Exception Cleared Buyer Comment (2025-04-08): VOR	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing in file.				Reviewer Comment (2025-01-24): E-sign consent agreement received. Exception cleared Buyer Comment (2025-01-24): Econsent	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Final XXXX sectionXXXXb REO reflects Taxes insurance and association as $XXXX; Insurance verified as $XXXX however Tax and HOA document missing to verify the balance $XXXX; Supporting document required to verify the said amount.				Reviewer Comment (2025-01-29): Received Tax Verification (XXXX and County) for REO property XXXX. Exception Cleared Buyer Comment (2025-01-28): REO XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud report is missing in file.				Reviewer Comment (2025-01-29): Received Fraud Report. Exception Cleared Buyer Comment (2025-01-28): Fraud	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business Narrative for XXXX XXXX XXXX is missing in file.	Reviewer Comment (2025-02-13): Signed business narrative provided.

Buyer Comment (2025-02-13): Narrative signed by borrower

Reviewer Comment (2025-02-12): Agreed, business narrative must be from borrower. Document provided wasn't signed by borrower

Buyer Comment (2025-02-12): This loan is Bank statement loan, the guides only state

"A business narrative is required from the borrower to describe the type of business and number of employees."

XXXX program reflects what's quoted below:

business narrative is required from the borrower to describe their XXXX employment including an expense factor that is related to their annual business.
The minimum expense factor allowed is XXXX% and should be reasonable for the XXXX employment.

Reviewer Comment (2025-02-12): A business narrative is required from the borrower to describe their XXXX employment including an expense factor that is related to their annual business. Document provided is from XXXX head and not signed by borrower.

Buyer Comment (2025-02-12): Business narrative
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID:XXXX		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2025-01-30): Received updated appraisal report with appraiser Re-confirm Market is stable. Exception Cleared Buyer Comment (2025-01-29): Appraisal compliace doc Buyer Comment (2025-01-29): See page XXXX for appraisers comment Buyer Comment (2025-01-29): Appraisal Delivery confirmation Reviewer Comment (2025-01-24): Received CDA with Declining Value statement, require primary appraiser to address the Declining Value statement reported in CDA. Exception Remains Buyer Comment (2025-01-24): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Appraisal report reflects HOA for subject property as $XXXX and lender has considered as $XXXX however supporting document is missing in file to confirm $XXXX as HOA amount.				Reviewer Comment (2025-01-29): Received HOA verification for Subject Property of $XXXX. exception cleared Buyer Comment (2025-01-28): LOX Buyer Comment (2025-01-28): Statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	XXXX Percent Tolerance Violation for Appraisal fee With Sufficient Cure Provided At Closing.				Reviewer Comment (2025-01-17): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	A	A	D	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	4350113438	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Verify that XXXX and XXXX XXXX payments to XXXX on primary residence were paid within month due.				Reviewer Comment (2025-01-29): Received XXXX and XXXX Verification for XXXX on primary Residence. Exception cleared Buyer Comment (2025-01-28): Credit supplement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant three (XXXX) business days prior to consummation.	Acknowledgment or receipt of appraisal is missing in file.				Reviewer Comment (2025-01-31): Delivery provided Buyer Comment (2025-01-31): Please see attached XXXX tracking showing report sent XXXX	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	FNMA Points and Fees	XXXX Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of the greater of XXXX% of the Original Loan Amount and $XXXX (XXXX). [ XXXX] Finance Charge total $XXXX on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $XXXX (XXXX) (an overage of $XXXX or XXXX%).	XXXX informational.				Buyer Comment (2025-01-30): Acknowledged non material	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	4350113437	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing verification of XXXX XXXX mortgage payment for XXXX #XXXX.				Reviewer Comment (2025-01-31): XXXX payment verified from Bank statement. Exception Cleared Buyer Comment (2025-01-30): Mtg statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide a copy of each valuation to applicant XXXX (XXXX) business days prior to consummation.	Missing evidence the CDA was provided to the borrower three (XXXX) business days prior to consummation.				Reviewer Comment (2025-01-31): Delivery provided Buyer Comment (2025-01-31): Please see uploaded blend tracking showing report was sent XXXX.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113439	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report not provided in the file for borrower.				Reviewer Comment (2025-02-12): Fraud Report received for borrower with all red flag addressed summary report. Exception cleared Buyer Comment (2025-02-11): Fraud	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113439	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title Report/Evidence is missing in the file.				Reviewer Comment (2025-02-12): Received title commitment report. Exception cleared Buyer Comment (2025-02-11): Title	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2025-02-21): Received Final title policy covering the loan amount. Exception Cleared	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title policy amount is missing in Title Commitment, unable to determine is appropriate coverage is provided.				Reviewer Comment (2025-02-21): Received Final title policy covering the loan amount. Exception Cleared Buyer Comment (2025-02-21): Final Title Policy	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (XXXX) / MCAW not provided		Loan Underwriting and Transmittal Summary (XXXX) is missing. Income calculation worksheets or a Uniform Underwriting Transmittal Summary (XXXX with income calculations must be provided with every loan.				Reviewer Comment (2025-02-19): XXXX received for subject transaction. Income worksheet already provided in the file. Exception Cleared Buyer Comment (2025-02-19): XXXX Buyer Comment (2025-02-19): Worksheet in file DXXXX pg XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Insufficient reserves documented .	Reviewer Comment (2025-03-11): POCB paid via credit card and added to debt using XXXX% XXXX method

Buyer Comment (2025-03-11): Please follow XXXX method

Reviewer Comment (2025-03-10): Invoices provided reflect XXXX paid via credit card #XXXX $XXXX on XXXX and XXXX paid using credit card # XXXX (XXXX card) $XXXX on XXXX. Guides do not refer to XXXX when silent which allows these new debts to be added into obligations.

Buyer Comment (2025-03-10): Per Lender : Please see attached Invoices for both appraisals that were POCB. They were paid via credit card and should not be deducted from assets. Appraisal XXXX $XXXX Appraisal XXXX $XXXX = $XXXX - (Deficiency = $XXXX) = $XXXX (Surplus).

Buyer Comment (2025-03-10): Invoice

Reviewer Comment (2025-03-06): Our calculations:

Cash to close per PCCD  $XXXX EMD + $XXXX brought to closing + POCB appraisal $XXXX + POCB other appraisal $XXXX - incidental refund to borrower $XXXX = $XXXX

Assets documented including gifts and EMD's = $XXXX less total cash to close $XXXX = $XXXX

Required reserves = $XXXX
Actual reserves = $XXXX
Deficiency = $XXXX

POCB's were deducted from assets provided absent documentation affirming otherwise.

Buyer Comment (2025-03-06): See lenders email attached

Buyer Comment (2025-03-05): With the attached PCCD and Final Settlement Statement, we re-reviewed all the assets, cash to close and reserves. We are not short on reserves and please see calculations below using the Asset Summary that you provided. Final Adjustments and Other Credits: $XXXX Cash to Close: -$XXXX (Credit to Borrower) = $XXXX (Borrower's actual cash to close amount). Approved assets see Qualifying Balance column (EMD of $XXXXK [$XXXXk $XXXXk &XXXXk] was not included): $XXXX $XXXX $XXXX $XXXX $XXXX $XXXX= $XXXX (Total assets). $XXXX (Total assets) - $XXXX (Borrower's actual cash to close amount) = $XXXX (Post Close Reserves). $XXXX (Post Close Reserves) vs. Required Reserves: $XXXX

Buyer Comment (2025-03-05): Lender's comment: With the attached PCCD and Final Settlement Statement, we re-reviewed all the assets, cash to close and reserves. We are not short on reserves and please see calculations below using the Asset Summary that you provided. Final Adjustments and Other Credits: $XXXX Cash to Close: -$XXXX (Credit to Borrower) = $XXXX (Borrower's actual cash to close amount). Approved assets see Qualifying Balance column (EMD of $XXXXK [$XXXXk $XXXXk &XXXXk] was not included): $XXXX $XXXX $XXXX $XXXX,$XXXX $XXXX = $XXXX(Total assets). $XXXX (Total assets) - $XXXX (Borrower's actual cash to close amount) = $XXXX(Post Close Reserves). $XXXX (Post Close Reserves) vs. Required Reserves: $XXXX.

Reviewer Comment (2025-03-04): We are using the $XXXXk gift and it is showing in our system as being used for Earnest Money. It is only excluded from reserves. We are showing the reserves are short by $XXXX. $XXXXis what we are showing left for reserves after the closing. Please review the our calculations emailed to XXXX again on XXXX. Please review and let us know if you disagree with our calculations.

Buyer Comment (2025-02-28): Per lender : Please see below for our underwriter's response. An FYI the Gift Letter was in the original uploaded package. Thank you. XXXX Gift Funds Gift funds can be used for down payment or to pay closing costs. Based on the below, the $XXXX gift is being excluded from the assets, due to originally not being supported. However, supporting documentation has been provided (please see attached). If the $XXXX gift is credited towards down payment/closing costs as allowed by guidelines. The remaining assets are sufficient to meet the reserve requirement of $XXXX

Buyer Comment (2025-02-28): Document XXXX

Reviewer Comment (2025-02-26): Sent calculations to XXXX.

Buyer Comment (2025-02-25): Per lender : XXXX Underwriter LOE Assets & Donor Funds Sources, Bank Statement Worksheet,XXXX Statement #XXXX $XXXX, XXXX Statement #XXXX & #XXXX $XXXX,XXXXXXXX Statement #XXXX $XXXX and XXXX Bank Statement #XXXX $XXXX

Buyer Comment (2025-02-25): XXXX XXXX

Buyer Comment (2025-02-25): XXXX

Buyer Comment (2025-02-25): See attached

Reviewer Comment (2025-02-21): Received same bank statement Of Borrower Lender using Balance of Account # XXXX $XXXX where as it included Gift amount of $XXXXtherefore actual balance would be $XXXX, additionally account # XXXXhas balance $XXXX as XXXX whereas lender used $XXXX. exception Remains

Buyer Comment (2025-02-21): XXXX Statement #XXXX & #XXXX $XXXX

Buyer Comment (2025-02-21): XXXX Bank Statement #XXXX $XXXX.

Buyer Comment (2025-02-21): XXXX Statement #XXXX $XXXX

Buyer Comment (2025-02-21): Bank Statement Worksheet

Buyer Comment (2025-02-21): XXXX Underwriter LOE Assets & Donor Funds Sources

Reviewer Comment (2025-02-19): Guideline Require XXXXMonths for subject Property + XXXX Months of Each additional Financed property (up to XXXX months). $XXXX for subject + $XXXX for other Financed property $XXXX. Exception Remains

Buyer Comment (2025-02-19): per lender: Our underwriter's calculations show reserves of XXXX months would be $XXXX which would be within borrower's current reserves. Please provide the $XXXX calculations.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2025-02-24): Received List of homeowner counselling organization. Reviewer Comment (2025-02-24): Noted. Received List of homeowner counselling organization. Exception Cleared. Buyer Comment (2025-02-21): Disclosure tracking showing delivery to borrower and list of counselors	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2025-02-24): XXXX received SSPL.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX% or $XXXX. Insufficient or no cure was provided to the borrower.	XXXX% tolerance was exceeded by $XXXX due to increase of $XXXX- Title - Lender's Title Insurance / Title - Settlement /Closing/Escrow Fee. Title - Municipal Lien Certificate Fee (MLC) No valid COC provided, and no cure provided.				Reviewer Comment (2025-02-24): XXXX received SSPL and the fees are within tolerance limit. Buyer Comment (2025-02-21): Settlement Service provider list Buyer Comment (2025-02-21): COC record Reviewer Comment (2025-02-20): XXXXreceived COC but the file does not contain a Settlement Service Providers List. The SSPL is necessary to determine the tolerance and whether the borrower shopped for services. Buyer Comment (2025-02-19): Lender provide COC	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113440	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing Evidence of the donor's ability to provide funds, with XXXX days' sourcing and seasoning for XXXXk gift.				Reviewer Comment (2025-02-21): Received Donors' Withdrawal receipt and seasoning document for XXXX days for Gift $XXXX Exception Cleared Buyer Comment (2025-02-21): Donor Funds XXXX #XXXX & #XXXX XXXX Statement. Buyer Comment (2025-02-21): Donor Funds XXXX #XXXX XXXX Statement Buyer Comment (2025-02-21): Donor Funds XXXX #XXXX & #XXXX XXXX Statement Buyer Comment (2025-02-21): Donor Funds XXXX #XXXX & #XXXX XXXX Statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113442	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	PCCD is not in file. Disbursement date is XXXX post policy effective date XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is at least XXXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXXX points.	XXXX vs XXXX	XXXX	Reviewer Comment (2025-03-18): Investor accepts and agrees to waives with compensating factors. No claims made per insurance company during gap.

Buyer Comment (2025-03-18): investor exception

Reviewer Comment (2025-03-14): Either require current HOI policy ( policy period from XXXX to XXXX) that should cover the note date or PCCD with disbursement date of XXXX. exception remains.

Buyer Comment (2025-03-13): Letter from insurance company there have been no claims

Reviewer Comment (2025-03-06): Received same PCCD with disbursement date of XXXX whereas HOI policy effective date is XXXX. Exception Remains

Buyer Comment (2025-03-05): PCCD
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113442	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business.				Reviewer Comment (2025-03-03): LOX provided. Buyer Comment (2025-02-28): LOX Reviewer Comment (2025-02-21): Received income worksheet and CPA letter. CPA letter does not confirm using business fund will not negatively impact the business. Exception remains Buyer Comment (2025-02-20): UW worksheet Buyer Comment (2025-02-20): Attached CPA letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113443	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXXX		The file is missing a copy of the secondary valuation required for securitization purposes (CDA Mandatory).				Reviewer Comment (2025-03-04): Received CDA. Exception Cleared Buyer Comment (2025-03-04): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus XXXX% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	XXXX Percent Tolerance Violation for recording fee With Sufficient Cure Provided At Closing.				Reviewer Comment (2025-02-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	A	A	A	A	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113444	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXXX Percent Tolerance Violation With Sufficient Cure - XXXX(f)(XXXX) Cure	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-02-24): Sufficient Cure Provided within XXXX Days of Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $XXXX)	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113444	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Verification of Mortgage for XXXX #XXXX for XXXX XXXX. Guidelines require a mortgage payment history including the month prior to closing.				Reviewer Comment (2025-03-03): Received Credit report and mortgage statement with History till XXXX. XXXX funding. #XXXX. Exception Cleard Buyer Comment (2025-03-03): Per Lender: please see attached credit report mortgage statement for all mortgage payment/ rating till XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113445	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2025-03-14): Received Fraud Report. Exception Cleared Buyer Comment (2025-03-13): Fraud Report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113445	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	For REO property XXXX XXXX - Mortgage statement is missing and for REO properties XXXX XXXX, XXXXXXXX - require mortgage statement to verify tax and insurance escrow status.	Reviewer Comment (2025-03-27): Noted. Received Borrower CD that confirms the PITIA for the property XXXX XXXX. Exception Cleared.

Buyer Comment (2025-03-26): CD XXXX

Reviewer Comment (2025-03-25): Received mortgage statement for REO XXXX XXXX but still missing  Borrower CD for New purchase REO XXXX XXXX to verify full PITIA exception remains.

Buyer Comment (2025-03-25): mortgage statement XXXX XXXX

Reviewer Comment (2025-03-24): Noted. Received Mortgage statement for XXXX XXXX. However Required Borrower CD for New purchase REO XXXX XXXX to verify full PITIA. Additionally Require Mortgage statement for REO "XXXX XXXX" to confirm Payment escrow status. Exception Remains.

Buyer Comment (2025-03-24): mortgage statement XXXX XXXX

Reviewer Comment (2025-03-19): Received Seller CD whereas Require Borrower CD for New purchase REO XXXX XXXX to verify full PITIA. Additionally Require Mortgage statement for REO "XXXX XXXX" to confirm Payment escrow status. Exception Remains

Buyer Comment (2025-03-18): CD from recently purchased property

Reviewer Comment (2025-03-17): Noted. Received First payment letter and Final CD for subject property. However following document are missing:-
1)XXXX XXXX - Missing Mortgage statement to verify if mortgage payments are escrowed and
2) XXXX XXXX,XXXX, XXXX - Missing Final CD for newly purchased Property to verify PITIA / monthly mortgage payments. Exception Remains.

Buyer Comment (2025-03-15): First Payment Letter

Buyer Comment (2025-03-14): Income Worksheet

Reviewer Comment (2025-03-14): XXXX) XXXX XXXX Received Mortgage statement
XXXX)XXXX XXXX - Missing statement to verify payment is escrowed
XXXX) XXXX XXXX, XXXX, XXXX - Missing Final CD for newly purchased Property to verify PITIA. Exception Remains

Buyer Comment (2025-03-13): Mortgage Stmt
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113445	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment (2025-03-14): Received XXXX Worksheet. Exception Cleared Buyer Comment (2025-03-13): Income Worksheet	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113446	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file				Reviewer Comment (2025-03-14): Received Fraud Report. Exception Cleared Buyer Comment (2025-03-13): Fraud Report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113446	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	For REO property XXXX XXXX - Mortgage statement is missing and for REO properties XXXX XXXX, XXXX XXXX - require mortgage statement to verify tax and insurance escrow status.	Reviewer Comment (2025-03-21): Received Final CD for REO property XXXX XXXX. Exception Cleared

Buyer Comment (2025-03-21): Please advise what is needed to clear exception.

Reviewer Comment (2025-03-20): Received Final CD for REO "XXXX Verbena Place" since mortgage payment per application $XXXX vs CD $XXXX. exception remains

Buyer Comment (2025-03-20): CD

Reviewer Comment (2025-03-19): Please provide closing statement.

Buyer Comment (2025-03-19): First pmt letter for XXXX. Loan closed XXXX.  Would you like also the Closing statement ?

Reviewer Comment (2025-03-14): Received mortgage statement forXXXXXXXXand XXXX XXXX Place Still missing Mortgage statement for XXXXXXXX. Exception Remains

Buyer Comment (2025-03-13): Mortgage Stmt
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113446	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet is missing in file.				Reviewer Comment (2025-03-14): Received income worksheet. Exception Cleared Buyer Comment (2025-03-13): Income Stmt	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350113448	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Required bank statement for XXXX # XXXXof XXXX XXXX for XXXX month bank statement income				Reviewer Comment (2025-04-15): Received XXXX Bank statement for account # XXXX. Exception Cleared Buyer Comment (2025-04-14): XXXX Bank statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113448	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Mortgage Statement, Tax and Insurance Verification, and/or proof property was sold.				Reviewer Comment (2025-04-18): Received HOA verification. Exception Cleared Buyer Comment (2025-04-18): Contract - Per Lender: PageXXXXof the purchase contract indicates the HOA cost per month is $XXXX. Reviewer Comment (2025-04-15): Received Note, first payment letter, tax and insurance verification, still missing HOA Verification as XXXX noted property type is Condo Investment. Exception Remains Buyer Comment (2025-04-14): New purchase docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No